UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$31	0.61%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$433,766,125
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	717
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,095,678

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.7%
Aerospace & Defense	3.2%
Independent Energy	3.2%
Sovereigns	3.4%
ABS Car Loan	3.6%
ABS Home Equity	3.7%
Banking	4.0%
Finance Companies	4.3%
Cable Satellite	5.7%
ABS Other	5.8%
Technology	6.1%
Treasuries	11.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
US Treasury	9.3
Not ratedFootnote Reference^	17.1
C	0.1
CC	1.0
CCC	1.1
B	4.3
BB	14.7
BBB	42.4
A	5.7
AA	1.2
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTFI88I-0325

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$34	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTGB88I-0325

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTGB88R-0325

Class N

LSGNX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSGNX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTGB88N-0325

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Key Fund Statistics

Total Net Assets	$304,398,179
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	451
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.2%
Short-Term Investments	8.2%
Pharmaceuticals	3.0%
Metals & Mining	3.5%
Healthcare	3.7%
Independent Energy	5.9%
Property & Casualty Insurance	6.0%
Midstream	6.7%
Cable Satellite	9.6%
Technology	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.5
Not ratedFootnote Reference^	9.1
C	0.5
CC	0.7
CCC	3.9
B	26.9
BB	50.5
BBB	3.8
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTHI88I-0325

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTIPS88I-0325

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$32	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTIPS88R-0325

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$17	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTIPS88N-0325

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$36	0.72%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$267,087,697
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	420
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$886,612

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Short-Term Investments	4.1%
Healthcare	3.7%
Pharmaceuticals	3.7%
Metals & Mining	3.7%
Independent Energy	5.5%
Property & Casualty Insurance	5.7%
Midstream	6.0%
Cable Satellite	10.8%
Technology	11.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	13.9
C	0.6
CC	0.7
CCC	4.8
B	27.6
BB	46.3
BBB	2.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTIH88I-0325

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TIDB88Y-0325

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TIDB88A-0325

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$70	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TIDB88C-0325

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$18	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2025

TIDB88N-0325

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Key Fund Statistics

Total Net Assets	$1,672,859,276
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	668
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	(1.2%)
Short-Term Investments	7.9%
Collateralized Loan Obligations	4.6%
ABS Home Equity	4.7%
Agency Commercial Mortgage-Backed Securities	7.0%
ABS Other	7.8%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
ABS Car Loan	9.1%
Collateralized Mortgage Obligations	11.9%
Mortgage Related	39.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.1
Not ratedFootnote Reference^	19.7
B	0.1
BB	0.3
BBB	0.7
A	2.4
AA	66.0
AAA	7.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTSA88I-0325

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$44	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTSCV88I-0325

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$56	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTSCV88R-0325

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$68	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTSCV88A-0325

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2025

M-LSTSCV88N-0325

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Loomis Sayles Fixed Income Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Institutional High Income Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2025

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.7% of Net Assets

Non-Convertible Bonds — 87.2%
	ABS Car Loan — 3.6%
$132,436	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$132,026
15,519	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	15,552
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	521,206
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	200,055
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	199,615
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	672,505
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, 7.350%, 4/20/2028(a)	249,050
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	130,777
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	101,714
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,041,440
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	724,301
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	97,352
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	209,726
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	101,150
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	266,130
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	104,616
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,656
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	$295,727
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	169,932
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	228,640
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	199,575
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	396,177
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	161,054
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	341,436
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	163,812
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	707,523
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	298,729
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	482,092
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	224,800
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	420,877
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	203,675
333,123	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	332,659
351,949	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	350,360
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	258,907
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	317,723
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	201,210
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	$220,304
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	76,343
467,500	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	466,169
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	258,762
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	454,781
3,426	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	3,413
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	139,140
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	78,214
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	100,391
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	101,347
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	99,123
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	98,978
546,043	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	551,522
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	255,191
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	647,827
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	104,461
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	101,497
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,428
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	$205,023
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	668,117
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,254
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.140%, 10/15/2030(a)	100,866
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	201,094
		15,762,024
	ABS Credit Card — 0.5%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	678,308
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	381,349
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	389,208
485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	488,457
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, 5.800%, 5/15/2030(a)	385,685
		2,323,007
	ABS Home Equity — 3.7%
280,319	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	271,163
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	183,861
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	129,633
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	516,047
411,361	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.077%, 9/27/2060(a)(b)	409,818
1,028,061	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.102%, 12/27/2060(a)(b)	1,024,551
145,229	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.340%, 4/25/2042(a)(b)	146,305
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	$647,619
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	301,149
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	195,714
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	293,802
182,107	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	175,769
83,396	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	70,138
796,870	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	756,786
412,836	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	391,459
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,092,984
457,091	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	456,578
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	102,417
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	586,435
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	673,822
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	313,136
269,352	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	250,192
215,681	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	217,159
509,704	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	514,046
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	701,413
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	233,065
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	194,324
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	$121,483
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	96,869
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	283,870
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	95,988
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	366,652
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	192,975
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	307,091
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	89,284
395,500	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	398,956
114,519	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	114,419
270,100	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	270,843
248,186	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	248,014
358,707	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	362,147
630,623	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	636,674
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	728,269
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	131,374
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	766,316
85,733	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	85,744
		16,146,353
	ABS Other — 5.8%
1,008,925	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,017,158
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	382,825
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	$337,031
133,666	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	133,598
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,771
477,534	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	481,865
248,716	ALTDE Trust, Series 2025-1A, Class B, 6.534%, 8/15/2050(a)	253,811
485,100	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, 4.723%, 6/05/2049(a)	475,979
102,480	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	98,187
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	141,961
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	416,563
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	198,795
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	102,463
130,000	BHG Securitization Trust, Series 2025-1CON, 5.260%, 4/17/2036(a)	129,511
576,194	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	540,971
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	193,765
242,591	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	228,651
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	437,204
160,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	162,291
330,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, 4.650%, 5/20/2049(a)	312,739
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	101,818
297,470	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	298,662
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	119,849
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	$101,237
445,000	Foundation Finance Trust, Series 2025-1A, 5.260%, 4/15/2050(a)	441,699
320,000	Foundation Finance Trust, Series 2025-1A, 6.090%, 4/15/2050(a)	317,667
101,051	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	99,914
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	859,672
450,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	477,521
675,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	765,684
172,197	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	173,315
36,595	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	36,815
60,010	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	60,585
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	117,728
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	101,793
288,000	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	283,508
548,286	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	537,328
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	120,280
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	355,827
90,493	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	89,193
121,468	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	118,125
465,261	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	433,690
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	100,843
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	394,487
110,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	110,934
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	384,336
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	$81,788
105,453	Mosaic Solar Loan Trust, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	101,441
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	316,000
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	377,445
639,757	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	646,268
217,011	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	220,221
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	115,996
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	327,827
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	177,038
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	339,986
83,272	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	83,096
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	319,262
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	102,512
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	102,949
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,385
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	451,176
137,964	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	134,170
27,828	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	27,145
45,685	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	47,169
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$142,254	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	$146,517
571,245	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	563,584
75,490	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	77,865
260,891	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	262,141
77,612	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	70,658
326,009	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	180,394
571,308	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	466,572
588,004	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	557,926
83,062	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	72,117
213,779	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	206,766
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.730%, 11/15/2027(a)(b)	995,297
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	203,132
261,964	Vivint Solar Financing V LLC, Series 2018-1A, 4.730%, 4/30/2048(a)	246,477
513,013	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	518,005
667,729	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	624,348
1,049,772	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	964,721
680,161	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	704,949
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	617,008
430,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	445,809
		25,166,809
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 1.1%
$266,873	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	$269,295
1,541,428	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	1,554,606
488,329	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	491,137
213,369	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	213,439
129,614	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	129,636
216,459	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	217,990
338,344	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	341,339
871,894	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	874,487
15,505	VOLT XCII LLC, Series 2021-NPL1, Class A1, 5.893%, 2/27/2051(a)(b)	15,501
112,449	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 5.893%, 2/27/2051(a)(b)	112,409
136,639	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	136,701
272,379	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	272,585
		4,629,125
	ABS Student Loan — 0.9%
190,904	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	193,446
1,045,704	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,066,868
305,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	311,224
46,132	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	43,346
148,760	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	135,198
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	78,666
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	121,589
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	268,794
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	285,145
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	$201,164
37,247	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	35,863
539,832	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.164%, 1/15/2053(a)(b)	529,888
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	418,393
169,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	172,850
		3,862,434
	ABS Whole Business — 1.0%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	807,013
121,563	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	119,357
246,875	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	262,971
288,750	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	261,680
158,400	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	162,760
322,150	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	303,168
48,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	46,867
97,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	87,657
1,049,725	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,060,431
1,032,412	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,038,206
305,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	308,658
		4,458,768
	Aerospace & Defense — 2.8%
165,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	166,522
85,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	85,874
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$1,050,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	$1,062,947
1,254,000	Boeing Co., 3.625%, 2/01/2031	1,162,662
985,000	Boeing Co., 5.150%, 5/01/2030	991,109
896,000	Boeing Co., 5.705%, 5/01/2040	871,007
2,395,000	Boeing Co., 5.805%, 5/01/2050	2,279,996
55,000	Boeing Co., 5.930%, 5/01/2060	51,736
295,000	Boeing Co., 6.528%, 5/01/2034	316,088
1,145,000	Boeing Co., 6.858%, 5/01/2054	1,243,694
1,315,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	1,327,362
875,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	886,103
155,000	RTX Corp., 2.375%, 3/15/2032	131,841
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,235,897
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	441,599
		12,254,437
	Agency Commercial Mortgage-Backed Securities — 0.2%
1,005,921	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	1,012,572
	Airlines — 0.0%
232,602	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	228,404
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	272,660
	Automotive — 0.4%
360,000	BorgWarner, Inc., 5.400%, 8/15/2034	356,154
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	318,327
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	280,084
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	473,142
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	289,155
		1,716,862
	Banking — 4.0%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,568,105
2,155,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	2,150,883
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	635,489
1,490,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,523,153
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	$314,608
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,627,274
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,072,305
3,000,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	3,108,797
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	268,065
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	643,934
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	439,918
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	922,892
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,070,360
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	356,032
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	406,498
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	196,515
		17,304,828
	Brokerage — 0.9%
320,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	318,631
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,213,621
225,000	Citadel LP, 6.000%, 1/23/2030(a)	228,683
175,000	Citadel LP, 6.375%, 1/23/2032(a)	179,559
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	366,957
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,710,824
		4,018,275
	Building Materials — 2.1%
4,100,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	3,671,723
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,170,199
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$235,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	$233,536
1,715,000	Owens Corning, 5.700%, 6/15/2034	1,762,608
1,380,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,388,763
760,000	Vulcan Materials Co., 5.350%, 12/01/2034	766,973
		8,993,802
	Cable Satellite — 5.3%
1,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	696,838
335,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	216,620
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,612,767
355,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	267,646
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	277,793
2,425,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	1,959,645
1,010,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	982,683
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	157,382
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,026
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,318,788
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,492,452
1,285,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	908,656
625,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	600,125
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,033,250
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,285,472
270,000	DISH DBS Corp., 7.750%, 7/01/2026	233,252
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$6,117,370	EchoStar Corp., 10.750%, 11/30/2029	$6,427,905
75,000	Time Warner Cable LLC, 4.500%, 9/15/2042	57,132
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,433,326
		23,106,758
	Chemicals — 0.2%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	665,952
	Construction Machinery — 0.8%
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	272,803
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	201,180
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,780,447
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,100,688
		3,355,118
	Consumer Cyclical Services — 1.2%
1,870,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,862,417
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	935,614
2,280,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	2,239,743
400,000	Uber Technologies, Inc., 4.800%, 9/15/2034	388,484
		5,426,258
	Diversified Manufacturing — 0.5%
705,000	Amphenol Corp., 5.000%, 1/15/2035	703,869
280,000	Amphenol Corp., 5.250%, 4/05/2034	284,962
1,135,000	Veralto Corp., 5.450%, 9/18/2033	1,157,353
		2,146,184
	Electric — 0.7%
1,084,603	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,043,553
605,000	Duke Energy Corp., 5.450%, 6/15/2034	613,215
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	109,366
880,000	Southern Co., 5.700%, 3/15/2034	908,858
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	189,009
		2,864,001
	Environmental — 0.2%
1,000,000	Waste Management, Inc., 4.950%, 3/15/2035	994,992
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — 4.3%
$1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$1,634,585
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	556,650
1,225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,179,780
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.314%, 1/15/2067(a)(b)	209,871
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	958,158
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	251,959
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	770,991
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	229,249
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	458,862
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,002,036
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	855,107
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	310,421
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	103,530
285,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	285,191
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	67,185
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	984,041
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	2,046,265
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,240,419
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,996,451
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	926,422
595,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	596,450
220,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	223,177
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	666,795
		18,553,595
	Financial Other — 0.2%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	56,316
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	8,713
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	$9,000
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	8,550
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	9,000
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	22,944
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	22,930
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	58,206
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	58,532
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	8,892
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	8,658
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	83,369
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	29,396
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	30,364
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	20,647
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	21,250
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,158
101,490	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	11,164
101,736	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	11,191
203,967	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	23,615
306,692	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	35,300
307,434	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	35,585
144,767	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	16,681
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	7,208
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	14,412
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	29,200
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	26,825
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	16,312
		694,418
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — 0.7%
$350,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	$327,223
135,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	145,741
335,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	344,313
465,000	Mars, Inc., 5.200%, 3/01/2035(a)	467,328
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,081,566
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	262,964
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	294,350
		2,923,485
	Gaming — 0.4%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	333,239
1,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,279,468
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,411
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	220,241
		1,863,359
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	697,788
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	849,521
550,000	Ecopetrol SA, 8.375%, 1/19/2036	535,883
200,000	Sino Ocean Land Iv, 4.750%, 8/05/2029(d)	16,608
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	33,936
		2,133,736
	Health Insurance — 0.8%
1,770,000	Centene Corp., 2.500%, 3/01/2031	1,492,259
310,000	Centene Corp., 3.000%, 10/15/2030	271,135
365,000	Centene Corp., 3.375%, 2/15/2030	330,105
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	466,503
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	579,038
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	171,444
		3,310,484
	Healthcare — 0.8%
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,563
310,000	HCA, Inc., 5.450%, 9/15/2034	307,308
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$1,050,000	HCA, Inc., 5.500%, 6/01/2033	$1,053,927
770,000	HCA, Inc., 5.600%, 4/01/2034	774,267
5,000	HCA, Inc., 5.750%, 3/01/2035	5,045
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	345,924
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	204,175
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	582,319
		3,288,528
	Home Construction — 0.7%
325,000	DR Horton, Inc., 5.500%, 10/15/2035	326,746
1,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,495,513
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,069,561
		2,891,820
	Independent Energy — 3.2%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,308,501
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	539,184
1,645,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	1,625,254
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	190,859
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,067,475
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,252,527
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	704,847
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	367,000
840,000	EQT Corp., 3.625%, 5/15/2031(a)	767,276
330,000	EQT Corp., 7.000%, 2/01/2030	355,843
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	54,199
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	177,212
185,000	Ovintiv, Inc., 6.500%, 8/15/2034	192,852
1,020,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	1,015,965
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	792,071
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	313,553
		13,724,618
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	351,384
	Leisure — 2.2%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	124,371
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	620,390
1,080,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,075,653
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	392,233
1,195,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,177,589
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	156,899
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$122,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	$121,744
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	484,001
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	301,280
750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	788,875
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	279,104
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	137,843
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,697,962
620,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	608,792
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,104,311
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	413,702
		9,484,749
	Life Insurance — 1.3%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	338,327
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,681,086
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,475,677
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,229,699
		5,724,789
	Lodging — 0.8%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	195,409
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	175,589
520,000	Marriott International, Inc., 5.300%, 5/15/2034	518,893
970,000	Marriott International, Inc., 5.500%, 4/15/2037	959,182
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	486,182
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	577,740
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	761,392
		3,674,387
	Media Entertainment — 2.0%
470,000	AppLovin Corp., 5.125%, 12/01/2029	471,821
270,000	AppLovin Corp., 5.375%, 12/01/2031	271,370
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,369,694
120,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	84,188
489,500	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	362,382
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,525,958
30,000	Netflix, Inc., 4.900%, 8/15/2034	30,022
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	206,479
915,000	Netflix, Inc., 5.875%, 11/15/2028	956,940
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$470,000	Netflix, Inc., 6.375%, 5/15/2029	$503,010
1,600,000	Paramount Global, 4.375%, 3/15/2043	1,185,082
430,000	Paramount Global, 5.850%, 9/01/2043	376,513
1,355,000	Paramount Global, 6.875%, 4/30/2036	1,390,113
		8,733,572
	Metals & Mining — 2.3%
160,000	ArcelorMittal SA, 6.800%, 11/29/2032	172,214
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	388,295
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	286,039
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,559,664
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,231,838
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,238,478
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,389,368
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	510,086
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	200,534
		9,976,516
	Midstream — 2.8%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	400,419
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	975,338
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	662,434
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	463,259
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	600,776
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	898,321
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,247,154
200,000	Energy Transfer LP, 5.700%, 4/01/2035	201,479
435,000	Energy Transfer LP, 6.550%, 12/01/2033	465,106
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	672,661
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	106,998
235,000	Targa Resources Corp., 5.500%, 2/15/2035	233,610
2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	2,052,140
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,431,045
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	370,457
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	196,052
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	$347,713
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	71,436
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	48,081
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	103,249
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	227,615
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	252,725
		12,028,068
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	252,819
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
107,949	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	103,848
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.941%, 12/15/2038(a)(b)	167,462
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.190%, 12/15/2038(a)(b)	721,477
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.551%, 8/15/2039(a)(b)	569,842
385,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	385,291
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.762%, 3/15/2042(a)(b)	1,996,790
73,152	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	68,719
75,273	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	71,928
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	102,835
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	161,157
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	82,845
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	150,584
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	$561,612
653,944	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	653,126
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	257,056
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	223,650
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	171,795
408,499	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.578%, 12/15/2047(a)(b)	396,253
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.578%, 12/15/2047(a)(b)	94,502
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	297,046
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.319%, 1/15/2042(a)(b)	198,751
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	99,765
86,570	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	82,133
98,218	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.822%, 7/15/2046(b)	94,291
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	246,455
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.206%, 8/15/2046(b)	396,379
270,918	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	239,762
		8,595,354
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Oil Field Services — 0.4%
$1,750,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	$1,656,211
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	240,933
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,219,913
		1,460,846
	Pharmaceuticals — 2.0%
1,395,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,126,463
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	617,923
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	737,095
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	663,531
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	329,722
2,850,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,059,205
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,141,939
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	679,058
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	693,771
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	512,684
		8,561,391
	Property & Casualty Insurance — 0.6%
250,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	247,739
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	253,826
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,256,791
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.824%, 1/15/2033(a)(b)(f)	59,087
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,014,269
		2,831,712
	Restaurants — 0.1%
670,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	663,255
	Retailers — 0.4%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,056,170
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$330,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	$322,476
290,000	Home Depot, Inc., 4.950%, 6/25/2034	290,974
		1,669,620
	Sovereigns — 3.4%
880,000	Brazil Government International Bonds, 5.000%, 1/27/2045	665,544
525,000	Brazil Government International Bonds, 6.625%, 3/15/2035	521,953
1,385,000	Colombia Government International Bonds, 7.750%, 11/07/2036	1,344,586
200,000	Costa Rica Government International Bonds, 7.000%, 4/04/2044	202,728
680,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	697,836
710,000	Ivory Coast Government International Bonds, 8.075%, 4/01/2036(a)	680,557
800,000	Mexico Government International Bonds, 5.125%, 5/04/2037, (EUR)	839,089
820,000	Mexico Government International Bonds, 6.875%, 5/13/2037	839,352
440,000	Morocco Government International Bonds, 4.750%, 4/02/2035, (EUR)(a)	471,666
1,335,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	1,339,763
435,000	Panama Government International Bonds, 6.400%, 2/14/2035	407,464
600,000	Panama Government International Bonds, 8.000%, 3/01/2038	618,000
225,000	Republic of Armenia International Bonds, 6.750%, 3/12/2035(a)	217,183
1,530,000	Republic of Turkiye, 6.500%, 1/03/2035	1,421,003
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	338,620
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	770,260
860,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	850,987
350,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	346,171
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	349,388
1,086,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	981,471
290,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	309,862
595,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	637,068
		14,850,551
	Technology — 5.5%
395,000	Block, Inc., 3.500%, 6/01/2031	347,287
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	360,729
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	775,359
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	$758,402
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	605,444
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,817,726
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	313,012
2,660,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	2,403,833
800,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	790,656
1,295,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,248,418
530,000	Global Payments, Inc., 2.900%, 11/15/2031	464,293
1,775,000	Global Payments, Inc., 5.400%, 8/15/2032	1,795,943
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,159,735
115,000	Leidos, Inc., 4.375%, 5/15/2030	111,770
160,000	Leidos, Inc., 5.400%, 3/15/2032	161,100
320,000	Leidos, Inc., 5.500%, 3/15/2035	318,982
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,107,310
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	245,120
525,000	Micron Technology, Inc., 5.875%, 2/09/2033	543,736
2,540,000	Micron Technology, Inc., 5.875%, 9/15/2033	2,641,934
1,195,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,208,971
430,000	NetApp, Inc., 5.500%, 3/17/2032	433,319
345,000	NetApp, Inc., 5.700%, 3/17/2035	344,422
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	565,249
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	192,990
135,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	117,874
25,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	23,094
550,000	Synopsys, Inc., 5.150%, 4/01/2035	552,896
645,000	Synopsys, Inc., 5.700%, 4/01/2055	640,429
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	673,681
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,042,440
176,000	Western Digital Corp., 4.750%, 2/15/2026	174,986
		23,941,140
	Treasuries — 11.5%
18,587,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	1,126,893
31,600,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	1,542,342
31,535,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,420,146
53,195,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	1,318,423
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
2,270,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	$2,928,582
4,595,000	U.S. Treasury Notes, 3.500%, 9/30/2026	4,564,486
1,210,000	U.S. Treasury Notes, 3.875%, 3/31/2027	1,209,575
2,220,000	U.S. Treasury Notes, 4.125%, 10/31/2026	2,225,550
4,350,000	U.S. Treasury Notes, 4.125%, 1/31/2027	4,364,783
16,200,000	U.S. Treasury Notes, 4.125%, 2/28/2027	16,261,383
1,080,000	U.S. Treasury Notes, 4.250%, 12/31/2026	1,085,569
10,610,000	U.S. Treasury Notes, 4.500%, 3/31/2026(g)	10,653,600
27,220,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	632,929
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	665,004
		49,999,265
	Wireless — 1.8%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,220,759
400,000	SoftBank Group Corp., 4.625%, 7/06/2028	381,984
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,052,357
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	137,787
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	229,226
715,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	661,127
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,842,373
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	582,195
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	520,824
		7,628,632
	Total Non-Convertible Bonds (Identified Cost $391,802,477)	378,177,927

Convertible Bonds — 1.0%
	Brokerage — 0.0%
114,000	Coinbase Global, Inc., 0.250%, 4/01/2030	105,393
34,000	Coinbase Global, Inc., 0.250%, 4/01/2030(a)(h)	31,433
		136,826
	Cable Satellite — 0.3%
1,074,873	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(e)	1,199,760
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.1%
$28,000	Booking Holdings, Inc., 0.750%, 5/01/2025	$68,824
146,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	177,682
		246,506
	Diversified Manufacturing — 0.0%
91,000	Itron, Inc., 1.375%, 7/15/2030(a)	94,924
	Electric — 0.1%
95,000	Evergy, Inc., 4.500%, 12/15/2027	111,645
52,000	NRG Energy, Inc., 2.750%, 6/01/2048	121,049
66,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	74,080
		306,774
	Food & Beverage — 0.0%
66,000	Post Holdings, Inc., 2.500%, 8/15/2027	78,672
	Healthcare — 0.0%
58,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	78,880
	Independent Energy — 0.0%
128,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	134,886
39,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	94,551
		229,437
	Industrial Other — 0.0%
65,000	Fluor Corp., 1.125%, 8/15/2029	69,062
	Leisure — 0.1%
84,000	Carnival Corp., 5.750%, 12/01/2027	140,154
118,000	NCL Corp. Ltd., 1.125%, 2/15/2027	114,519
		254,673
	Media Entertainment — 0.0%
107,000	Sea Ltd., 2.375%, 12/01/2025	157,504
14,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	16,691
		174,195
	Retailers — 0.0%
25,000	Freshpet, Inc., 3.000%, 4/01/2028	35,338
	Technology — 0.4%
94,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	92,771
260,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(a)(j)	225,810
107,000	Global Payments, Inc., 1.500%, 3/01/2031	100,794
147,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	153,101
33,000	InterDigital, Inc., 3.500%, 6/01/2027	88,622
80,000	Nutanix, Inc., 0.250%, 10/01/2027	106,440
85,000	ON Semiconductor Corp., 0.500%, 3/01/2029	73,211
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$17,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	$58,293
138,000	Parsons Corp., 2.625%, 3/01/2029	137,517
100,000	Seagate HDD Cayman, 3.500%, 6/01/2028	120,400
153,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	178,933
31,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	37,772
51,000	Vertex, Inc., 0.750%, 5/01/2029(a)	60,594
107,000	Workiva, Inc., 1.250%, 8/15/2028	99,403
		1,533,661
	Total Convertible Bonds (Identified Cost $4,485,958)	4,438,708

Municipals — 0.5%
	Virginia — 0.5%
2,685,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,669,303)	2,212,391
	Total Bonds and Notes (Identified Cost $398,957,738)	384,829,026

Senior Loans — 4.0%
	Aerospace & Defense — 0.1%
99,002	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.799%, 2/28/2031(b)(k)	98,387
161,975	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.049%, 8/24/2028(b)(k)	161,857
		260,244
	Cable Satellite — 0.0%
224,668	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.819%, 1/18/2028(b)(k)	216,899
	Diversified Manufacturing — 0.3%
224,830	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(k)	224,971
997,122	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(k)	991,828
		1,216,799
	Electric — 0.1%
243,769	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(k)	243,120
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.4%
$1,974,315	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(k)	$1,967,405
	Food & Beverage — 0.2%
100,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(l)	99,896
232,063	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(l)	231,724
701,125	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(k)	700,101
		1,031,721
	Gaming — 0.5%
560,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(k)	556,153
728,494	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(l)	723,678
687,751	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(k)	683,205
49,626	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.566%, 4/14/2029(b)(k)	49,432
		2,012,468
	Healthcare — 0.1%
433,912	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(l)	433,778
	Leisure — 0.3%
182,337	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(k)	181,836
760,591	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(k)	758,926
238,200	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(k)	237,247
		1,178,009
	Lodging — 1.0%
716,063	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	715,046
26,966	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	26,807
1,745,050	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(l)	1,730,601
1,985,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(k)	1,983,591
		4,456,045
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 0.2%
$798,355	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(k)	$797,357
	Paper — 0.2%
1,060,905	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	1,057,722
	Property & Casualty Insurance — 0.2%
316,017	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(b)(k)	314,449
156,607	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 9/15/2031(b)(k)	155,942
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.049%, 5/06/2031(b)(k)	266,219
		736,610
	Technology — 0.3%
200,884	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(k)	200,548
870,989	Open Text Corp., 2023 Term Loan B, 1/31/2030(l)	868,611
109,514	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 1/31/2030(b)(k)	109,215
		1,178,374
	Wireless — 0.1%
466,391	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(k)	465,784
	Total Senior Loans (Identified Cost $17,320,562)	17,252,335

Collateralized Loan Obligations — 2.8%
1,005,000	AIMCO CLO, Series 2017-AA, Class D1R2, 3 mo. USD SOFR + 2.400%, 6.722%, 1/20/2038(a)(b)	988,390
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 7.455%, 4/20/2034(a)(b)	1,940,124
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.608%, 7/16/2037(a)(b)	255,324
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.993%, 10/20/2037(a)(b)	970,313
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	$420,456
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	609,777
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 7.459%, 7/16/2031(a)(b)	305,254
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.093%, 4/20/2037(a)(b)	342,183
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.667%, 4/22/2034(a)(b)	1,082,383
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.614%, 4/15/2034(a)(b)	359,538
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.590%, 7/23/2037(a)(b)	499,966
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 6.502%, 10/15/2037(a)(b)	1,867,894
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	890,902
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.452%, 7/15/2037(a)(b)	626,369
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 7.805%, 4/20/2034(a)(b)	250,957
373,942	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.684%, 5/20/2031(a)(b)	373,819
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.455%, 4/20/2034(a)(b)	575,002
	Total Collateralized Loan Obligations (Identified Cost $12,392,189)	12,358,651

Shares
Common Stocks— 0.8%
Biotechnology — 0.3%
16,193	BioMarin Pharmaceutical, Inc.(f)	1,144,683
Shares	Description	Value (†)
	Construction Materials — 0.2%
155,502	Cemex SAB de CV, ADR	$872,366
	Media — 0.3%
138,910	Altice USA, Inc., Class A(f)	369,501
34,625	iHeartMedia, Inc., Class A(f)	57,131
85,011	Paramount Global, Class B	1,016,731
		1,443,363
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	1,221
	Real Estate Management & Development — 0.0%
46,580	Sunac China Holdings Ltd.(f)	9,324
	Total Common Stocks (Identified Cost $6,473,067)	3,470,957

Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.3%
23,708	Boeing Co., 6.000%	1,418,449
	Brokerage — 0.0%
800	Apollo Global Management, Inc., 6.750%	58,472
	Electric — 0.1%
3,966	PG&E Corp., Series A, 6.000%	177,439
	Total Convertible Preferred Stocks (Identified Cost $1,434,778)	1,654,360
	Total Preferred Stocks (Identified Cost $1,434,778)	1,654,360
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.7%
$15,754,329	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $15,755,423 on 4/01/2025 collateralized by $15,937,900 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $16,069,551 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $15,754,329)	$15,754,329
	Total Investments — 100.4% (Identified Cost $452,332,663)	435,319,658
	Other assets less liabilities — (0.4)%	(1,553,533)
	Net Assets — 100.0%	$433,766,125

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2025, the value of Rule 144A holdings amounted
to $203,219,898 or 46.9% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 0.75%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2025	EUR	S	1,063,000	$1,164,113	$1,154,388	$9,725
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	89	$9,835,344	$9,898,469	$63,125
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	247	51,048,185	51,171,453	123,268
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	1,620	174,105,437	175,213,125	1,107,688
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	15	1,883,703	1,833,750	(49,953)
Total					$1,244,128
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	167	$19,670,354	$19,585,969	$84,385
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	224	25,456,397	25,564,000	(107,603)
Total					$(23,218)
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	11.5%
Technology	6.2
ABS Other	5.8
Cable Satellite	5.6
Finance Companies	4.3
Banking	4.0
ABS Home Equity	3.7
ABS Car Loan	3.6
Sovereigns	3.4
Independent Energy	3.2
Aerospace & Defense	3.2
Midstream	2.8
Leisure	2.6
Metals & Mining	2.5
Building Materials	2.1
Media Entertainment	2.0
Non-Agency Commercial Mortgage-Backed Securities	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	23.4
Collateralized Loan Obligations	2.8
Short-Term Investments	3.7
Total Investments	100.4
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 97.2% of Net Assets
	Australia — 2.8%
$560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	$492,867
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	241,425
185,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	185,629
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	276,014
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	899,548
4,040,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,902,787
8,485,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	5,169,518
		9,167,788
	Brazil — 2.8%
18,261(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2027, (BRL)	2,977,805
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	704,203
38,250(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	5,513,150
		9,195,158
	Canada — 4.6%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,277,575
2,645,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	1,849,212
3,830,000	Canada Government Bonds, 3.000%, 6/01/2034, (CAD)	2,673,535
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,318,362
5,175,000	Province of Quebec, EMTN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	4,779,645
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,421,913
		15,320,242
	Cayman Islands — 0.2%
556,722	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	549,256
	China — 7.4%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,174,460
29,950,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	4,184,170
13,480,000	China Government Bonds, 1.430%, 1/25/2030, (CNY)	1,834,605
41,460,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	5,923,876
Principal Amount(‡)	Description	Value (†)
	China — continued
2,800,000	China Government Bonds, 2.370%, 1/15/2029, (CNY)	$395,252
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	336,434
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	425,494
17,130,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	2,564,075
985,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.500%, 5/11/2031	853,098
775,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	662,890
1,100,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.000%, 1/15/2033	1,083,053
		24,437,407
	Colombia — 0.4%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,285,310
	Denmark — 0.9%
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	345,210
2,380,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,728,392
		3,073,602
	France — 5.6%
215,000	AXA SA, EMTN, (fixed rate to 1/11/2033, variable rate thereafter), 5.500%, 7/11/2043, (EUR)	251,889
2,115,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	2,137,201
400,000	BNP Paribas SA, (fixed rate to 1/13/2032, variable rate thereafter), 5.786%, 1/13/2033(a)	408,983
405,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(a)	414,334
300,000	Electricite de France SA, EMTN, 4.625%, 1/25/2043, (EUR)	319,620
1,050,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	1,068,807
1,055,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	628,524
10,115,000	French Republic Government Bonds OAT, 1.250%, 5/25/2034, (EUR)	9,168,274
2,145,000	French Republic Government Bonds OAT, 2.750%, 2/25/2030, (EUR)	2,320,432
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	France — continued
$1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	$1,579,054
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034, 144A(a)	210,259
		18,507,377
	Germany — 3.1%
6,550,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 2.555%–2.599%, 8/15/2052, (EUR)(c)	3,128,487
2,185,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	2,176,620
1,480,000	Bundesschatzanweisungen, 2.900%, 6/18/2026, (EUR)	1,616,346
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,672,223
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,659,992
		10,253,668
	Hungary — 0.2%
283,000,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	629,806
	Indonesia — 1.6%
38,485,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	2,266,059
50,865,000,000	Indonesia Treasury Bonds, 7.000%, 2/15/2033, (IDR)	3,043,078
		5,309,137
	Ireland — 2.2%
470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	452,650
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	734,590
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,384,368
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	1,186,992
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,423,310
		7,181,910
	Israel — 0.1%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	430,970
	Italy — 2.5%
730,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	743,644
Principal Amount(‡)	Description	Value (†)
	Italy — continued
$1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	$1,209,765
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	221,698
5,170,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	5,667,209
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	329,330
		8,171,646
	Japan — 7.6%
611,850,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	3,966,398
810,650,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	4,436,929
280,000,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	1,702,215
2,265,950,000	Japan Government Two Year Bonds, 0.400%, 8/01/2026, (JPY)	15,037,696
		25,143,238
	Korea — 1.2%
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	259,657
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	3,754,884
		4,014,541
	Luxembourg — 0.5%
1,390,000	CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, EMTN, 4.750%, 3/27/2034, (EUR)	1,553,742
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,374,583
	Mexico — 1.6%
880,185(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,251,787
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,188,579
		5,440,366
	New Zealand — 0.1%
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	384,448
	Norway — 1.4%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	930,317
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	348,322
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	152,964
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,308,587
		4,740,190
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Panama — 0.3%
$895,000	Panama Government International Bonds, 6.400%, 2/14/2035	$838,347
	Portugal — 0.1%
435,000	EDP Finance BV, 1.710%, 1/24/2028(a)	401,479
	Singapore — 0.2%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	799,902
	South Africa — 2.6%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	355,566
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	452,395
134,455,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,562,519
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,187,268
		8,557,748
	Spain — 4.7%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,418,150
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	501,059
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,856,389
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)	1,842,686
7,740,000	Spain Government Bonds, 3.250%, 4/30/2034, (EUR)	8,365,677
1,240,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	1,390,909
		15,374,870
	Supranationals — 2.0%
4,940,000	European Union, 1.000%, 7/06/2032, (EUR)	4,672,230
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,878,491
		6,550,721
	Sweden — 0.8%
9,900,000	Kommuninvest I Sverige AB, 1.000%, 5/12/2025, (SEK)	983,438
18,000,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	1,791,225
		2,774,663
	Switzerland — 0.9%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,474,481
Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	$636,502
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	214,797
365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	314,183
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	239,219
		2,879,182
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,193,185
	United Kingdom — 4.7%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,104,917
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	770,847
150,000	National Grid Electricity Distribution South Wales PLC, EMTN, 5.350%, 7/10/2039, (GBP)	180,254
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	630,731
1,415,000	NatWest Group PLC, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	1,443,264
985,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	1,070,894
860,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	1,109,507
4,030,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	5,225,834
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	3,006,395
1,080,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,145,021
		15,687,664
	United States — 33.3%
1,380,184	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,268,922
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	1,925,400
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,590,007
358,151	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	361,399
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,479,129
140,000	AT&T, Inc., 3.650%, 6/01/2051	99,153
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$700,000	AT&T, Inc., 5.400%, 2/15/2034	$711,250
304,485	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(f)	294,539
375,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	373,396
815,000	Boeing Co., 3.750%, 2/01/2050	571,885
1,065,000	Boeing Co., 5.805%, 5/01/2050	1,013,860
90,000	Boeing Co., 6.528%, 5/01/2034	96,434
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.217%, 4/15/2037(a)(f)	1,385,304
913,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	803,282
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	393,161
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	365,047
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	976,180
1,450,000	Broadcom, Inc., 5.200%, 4/15/2032	1,471,318
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	104,053
465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	300,682
205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	154,556
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	330,445
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	891,655
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	317,428
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,170,911
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	539,635
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,061,206
865,000	Energy Transfer LP, 5.300%, 4/15/2047	764,914
415,000	Energy Transfer LP, 5.950%, 5/15/2054	396,317
670,225	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	672,910
4,867,751	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,050,310
1,021,448	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	1,001,492
2,592,832	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	2,594,923
1,274,184	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2054	1,272,842
2,051,221	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	2,114,887
Principal Amount(‡)	Description	Value (†)
	United States — continued
$1,685,430	Federal National Mortgage Association, 2.000%, 5/01/2051	$1,340,328
4,025,538	Federal National Mortgage Association, 2.000%, 11/01/2051	3,213,061
3,396,454	Federal National Mortgage Association, 2.000%, 11/01/2051	2,701,009
1,370,070	Federal National Mortgage Association, 2.000%, 3/01/2052	1,090,379
4,045,750	Federal National Mortgage Association, 2.500%, 5/01/2052	3,368,876
196,775	Federal National Mortgage Association, 3.000%, 11/01/2046	174,156
3,893,120	Federal National Mortgage Association, 3.000%, 11/01/2051	3,375,891
585,418	Federal National Mortgage Association, 3.500%, 6/01/2045	543,040
234,724	Federal National Mortgage Association, 3.500%, 9/01/2047	214,382
2,816,489	Federal National Mortgage Association, 3.500%, 5/01/2052	2,544,396
174,897	Federal National Mortgage Association, 4.000%, 8/01/2048	164,629
1,705,008	Federal National Mortgage Association, 4.000%, 3/01/2049	1,610,233
721,326	Federal National Mortgage Association, 4.000%, 4/01/2054	673,104
310,913	Federal National Mortgage Association, 4.500%, 11/01/2043	304,417
51,525	Federal National Mortgage Association, 4.500%, 7/01/2046	50,314
333,543	Federal National Mortgage Association, 4.500%, 3/01/2047	325,087
59,568	Federal National Mortgage Association, 4.500%, 9/01/2047	57,842
1,525,664	Federal National Mortgage Association, 4.500%, 9/01/2052	1,462,298
2,182,159	Federal National Mortgage Association, 5.000%, 8/01/2052	2,146,122
3,301,105	Federal National Mortgage Association, 6.000%, 7/01/2054	3,362,769
200,933	Federal National Mortgage Association, 6.500%, 11/01/2053	207,607
656,445	Federal National Mortgage Association, 6.500%, 1/01/2055	678,426
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	260,112
121,289	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	122,806
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(f)	814,390
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,216,009
85,000	HCA, Inc., 3.500%, 7/15/2051	56,051
190,000	HCA, Inc., 3.625%, 3/15/2032	171,766
165,000	HCA, Inc., 5.450%, 9/15/2034	163,567
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$580,000	HCA, Inc., 5.500%, 6/01/2033	$582,169
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,104,308
275,000	Kroger Co., 5.500%, 9/15/2054	259,400
55,000	Lennar Corp., 4.750%, 5/30/2025	54,988
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,471,268
1,140,000	Micron Technology, Inc., 5.800%, 1/15/2035	1,167,358
1,897,101	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,764,207
740,000	Oracle Corp., 5.550%, 2/06/2053	691,647
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	397,034
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	151,128
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	566,882
1,005,250	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(f)	1,013,814
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,420,565
453,218	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(f)	454,465
771,870	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(f)	776,973
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	417,210
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,936,457
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	739,400
260,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	250,200
2,355,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,339,150
8,255,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(g)	6,501,135
4,230,374	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(h)	3,948,785
1,660,000	U.S. Treasury Notes, 4.000%, 2/28/2030	1,663,761
2,195,000	U.S. Treasury Notes, 4.625%, 2/15/2035	2,267,709
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	422,476
512,593	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	504,612
654,757	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	645,276
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	662,440
257,332	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(f)	259,610
577,941	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(f)	579,660
Principal Amount(‡)	Description	Value (†)
	United States — continued
$350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	$246,296
1,174,481	VOLT CII LLC, Series 2021-NP11, Class A1, 4.868%, 8/25/2051(a)(f)	1,172,880
376,802	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 5.893%, 2/27/2051(a)(f)	376,668
305,064	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(f)	305,295
580,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	463,886
135,000	Warnermedia Holdings, Inc., 5.141%, 3/15/2052	98,415
		110,009,426
	Total Bonds and Notes (Identified Cost $339,619,301)	321,231,572

Short-Term Investments — 1.6%
5,362,109	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $5,362,481 on 4/01/2025 collateralized by $5,424,600 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,469,420 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,362,109)	5,362,109
	Total Investments — 98.8% (Identified Cost $344,981,410)	326,593,681
	Other assets less liabilities — 1.2%	3,997,101
	Net Assets — 100.0%	$330,590,782

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2025, the value of Rule 144A holdings amounted
to $35,748,729 or 10.8% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
(f)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Treasury Inflation Protected Security (TIPS).

EMTN	Euro Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/03/2025	BRL	S	33,503,000	$5,690,724	$5,796,574	$(105,850)
Bank of America N.A.	6/03/2025	BRL	S	20,717,000	3,591,713	3,584,384	7,329
Bank of America N.A.	6/18/2025	EUR	B	3,466,000	3,799,144	3,763,978	(35,166)
Bank of America N.A.	6/18/2025	JPY	B	743,967,000	5,053,368	5,002,896	(50,472)
Bank of America N.A.	6/18/2025	JPY	S	72,834,000	492,631	489,781	2,850
BNP Paribas SA	6/18/2025	CNH	B	25,700,000	3,570,258	3,555,655	(14,603)
BNP Paribas SA	6/18/2025	CNH	S	2,361,000	328,470	326,650	1,820
Citibank N.A.	6/18/2025	ZAR	S	123,012,000	6,684,252	6,667,759	16,493
Deutsche Bank AG	6/18/2025	AUD	S	4,172,000	2,625,451	2,608,525	16,926
Deutsche Bank AG	6/18/2025	KRW	S	498,944,000	344,320	340,253	4,067
Goldman Sachs Bank USA	6/18/2025	MXN	B	13,048,000	644,681	631,102	(13,579)
Goldman Sachs Bank USA	6/18/2025	MXN	S	85,610,000	4,151,996	4,140,759	11,237
HSBC Bank USA N.A.	6/18/2025	CZK	B	11,272,000	492,184	489,157	(3,027)
HSBC Bank USA N.A.	6/18/2025	IDR	S	66,795,690,000	4,044,596	4,018,995	25,601
Morgan Stanley Capital Services LLC	6/18/2025	GBP	B	2,309,000	2,985,740	2,982,433	(3,307)
Royal Bank of Canada	6/18/2025	CAD	B	2,761,000	1,937,288	1,925,965	(11,323)
Royal Bank of Canada	6/18/2025	CAD	S	2,761,000	1,927,186	1,925,966	1,220
UBS AG	6/18/2025	CHF	B	1,707,000	1,961,215	1,947,114	(14,101)
UBS AG	6/18/2025	SEK	S	17,201,000	1,711,048	1,719,049	(8,001)
Total							$(171,886)
At March 31, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/18/2025	EUR	660,263	PLN	2,770,000	$713,126	$(3,900)
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	23	$2,541,718	$2,558,031	$16,313
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	59	12,189,962	12,223,141	33,179
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	40	4,298,900	4,326,250	27,350
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	77	9,500,665	9,413,250	(87,415)
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex 5 Year Euro BOBL Futures	6/06/2025	28	$3,582,344	$3,566,256	$(16,088)
Long Gilt Futures	6/26/2025	10	1,204,398	1,184,405	(19,993)
Total					$(46,654)
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	28	$3,289,968	$3,283,875	$6,093
Eurex 10 Year Euro BUND Futures	6/06/2025	59	8,417,246	8,218,926	198,320
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	80	9,091,571	9,130,000	(38,429)
Total					$165,984
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	42.8%
Mortgage Related	12.4
Banking	7.5
Local Authorities	5.0
Government Owned - No Guarantee	3.6
Technology	2.9
Supranational	2.0
Other Investments, less than 2% each	21.0
Short-Term Investments	1.6
Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2
Net Assets	100.0%
Currency Exposure Summary at March 31, 2025 (Unaudited)
United States Dollar	40.8%
Euro	21.7
Japanese Yen	10.0
Yuan Renminbi	6.6
British Pound	3.7
Brazilian Real	2.8
Canadian Dollar	2.7
Australian Dollar	2.2
South African Rand	2.0
Other, less than 2% each	6.3
Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.3% of Net Assets
	Automotive — 0.2%
$200,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	$198,499
	Banking — 3.5%
600,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 1/14/2032, variable rate thereafter), 7.750%(b)	587,311
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	205,915
400,000	Banco Santander SA, (fixed rate to 2/01/2034, variable rate thereafter), 8.000%(b)	415,954
200,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, (fixed rate to 2/11/2030, variable rate thereafter), 7.625%, 2/11/2035(a)	201,940
350,000	Capital One Financial Corp., (fixed rate to 1/30/2035, variable rate thereafter), 6.183%, 1/30/2036	349,193
500,000	Citigroup, Inc., (fixed rate to 1/24/2035, variable rate thereafter), 6.020%, 1/24/2036	504,775
250,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(b)	255,861
260,000	Morgan Stanley, (fixed rate to 7/19/2034, variable rate thereafter), 5.320%, 7/19/2035	260,027
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	113,989
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	314,963
90,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	89,355
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	428,402
		3,727,685
	Brokerage — 0.2%
170,000	Marex Group PLC, 6.404%, 11/04/2029	172,795
	Construction Machinery — 0.3%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	211,239
115,000	Deere & Co., 5.700%, 1/19/2055	119,776
		331,015
	Consumer Cyclical Services — 0.0%
45,000	Rollins, Inc., 5.250%, 2/24/2035(a)	44,773
	Electric — 0.1%
10,000	Edison International, 6.250%, 3/15/2030	10,128
Principal Amount	Description	Value (†)
	Electric — continued
$60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035(a)	$60,668
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	59,703
		130,499
	Finance Companies — 0.6%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	176,322
120,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	117,938
245,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	245,635
140,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	140,907
		680,802
	Food & Beverage — 0.1%
100,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	102,780
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	250,194
	Health Insurance — 0.1%
90,000	Elevance Health, Inc., 5.200%, 2/15/2035	90,291
	Life Insurance — 0.7%
280,000	200 Park Funding Trust, 5.740%, 2/15/2055(a)	277,842
510,000	Prudential Financial, Inc., 5.200%, 3/14/2035	510,488
		788,330
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	100,538
	Metals & Mining — 0.2%
155,000	Rio Tinto Finance USA PLC, 5.250%, 3/14/2035	156,190
	Midstream — 0.4%
165,000	Energy Transfer LP, 5.700%, 4/01/2035	166,220
290,000	Enterprise Products Operating LLC, 5.550%, 2/16/2055	281,671
		447,891
	Refining — 0.5%
500,000	Raizen Fuels Finance SA, 6.700%, 2/25/2037(a)	500,525
	Sovereigns — 0.2%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	156,124
	Technology — 0.4%
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	252,795
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$75,000	NetApp, Inc., 5.700%, 3/17/2035	$74,874
65,000	Synopsys, Inc., 5.150%, 4/01/2035	65,343
		393,012
	Treasuries — 87.5%
13,026,871	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	7,947,910
6,465,622	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	5,192,892
14,358,966	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	14,095,565
12,916,500	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(c)	11,859,462
9,801,909	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(c)	9,700,267
21,583,654	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	20,146,966
24,389,324	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	24,007,447
		92,950,509
	Total Bonds and Notes (Identified Cost $110,297,995)	101,222,452

Short-Term Investments — 4.6%
4,837,901	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $4,838,237 on 4/01/2025 collateralized by $4,826,400 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $4,934,779 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,837,901)	4,837,901
	Total Investments — 99.9% (Identified Cost $115,135,896)	106,060,353
	Other assets less liabilities — 0.1%	125,230
	Net Assets — 100.0%	$106,185,583

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $2,573,893 or 2.4% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	57	$6,153,867	$6,164,906	$11,039
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	87.5%
Banking	3.5
Other Investments, less than 2% each	4.3
Short-Term Investments	4.6
Total Investments	99.9
Other assets less liabilities (including futures contracts)	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 79.0% of Net Assets

Non-Convertible Bonds — 76.1%
	ABS Car Loan — 0.3%
$401,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$399,858
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	409,803
		809,661
	ABS Other — 0.0%
97,073	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	94,663
	Aerospace & Defense — 1.4%
450,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	454,151
230,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	232,366
160,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	160,544
795,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	838,168
645,000	TransDigm, Inc., 4.625%, 1/15/2029	612,410
1,305,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,324,797
		3,622,436
	Automotive — 1.0%
40,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	35,564
1,295,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,224,926
220,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	209,050
530,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	520,858
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	301,512
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	269,878
		2,561,788
	Banking — 1.6%
1,015,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(b)	1,038,794
1,800,000	Synchrony Financial, 7.250%, 2/02/2033	1,852,920
1,345,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,321,565
		4,213,279
	Building Materials — 1.1%
280,000	Builders FirstSource, Inc., 6.375%, 6/15/2032(a)	280,815
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$1,010,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	$831,988
1,720,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,730,922
		2,843,725
	Cable Satellite — 10.2%
3,095,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	2,742,108
1,280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	1,187,125
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	752,122
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	774,083
1,070,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	1,066,804
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	286,150
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,026
1,570,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	764,021
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	187,623
5,710,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	3,026,300
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	351,687
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,972,789
1,575,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,502,905
2,535,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,434,108
1,680,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,542,149
380,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	320,472
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,693,238
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	321,188
4,244,111	EchoStar Corp., 10.750%, 11/30/2029	4,459,554
730,000	Time Warner Cable LLC, 7.300%, 7/01/2038	766,373
		27,295,825
	Chemicals — 2.5%
745,000	Ashland, Inc., 3.375%, 9/01/2031(a)	640,173
530,000	Chemours Co., 4.625%, 11/15/2029(a)	452,385
1,940,000	Chemours Co., 5.750%, 11/15/2028(a)	1,789,341
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,818,471
		6,700,370
	Construction Machinery — 0.6%
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,347,455
205,000	United Rentals North America, Inc., 4.000%, 7/15/2030	189,144
45,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	45,028
		1,581,627
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.5%
$530,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	$482,465
880,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	797,994
		1,280,459
	Diversified Manufacturing — 1.2%
755,000	Esab Corp., 6.250%, 4/15/2029(a)	766,018
1,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,216,566
1,355,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,351,762
		3,334,346
	Electric — 0.4%
589,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	516,483
505,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	491,282
		1,007,765
	Environmental — 0.2%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	34,135
500,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	505,348
		539,483
	Finance Companies — 2.1%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.314%, 1/15/2067(a)(c)	538,669
960,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	956,906
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,177,386
1,120,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,137,404
685,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	676,020
180,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	182,141
930,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	833,094
		5,501,620
	Financial Other — 0.2%
134,868	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	10,789
104,243	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	2,606
136,556	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	3,073
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	17,424
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	35,756
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	8,500
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	9,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	12,600
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	19,980
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	$10,565
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,733
76,371	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	1,059
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–15.996%(b)(c)(g)	1,694
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	5,796
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	4,100
700,000	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(e)	23,261
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,000
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	18,220
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	8,892
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	36,848
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	27,609
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	8,854
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	15,404
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	10,451
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	13,650
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	10,250
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,158
81,024	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	8,913
81,221	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	8,934
162,837	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	18,853
244,849	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	28,182
245,441	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	28,410
115,579	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	13,318
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	7,208
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	14,592
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	67,160
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	$14,500
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	14,614
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	1,475
		559,431
	Food & Beverage — 2.3%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	327,762
1,760,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,607,685
1,945,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,818,842
305,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	303,158
1,100,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	996,260
105,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	98,056
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	34,020
955,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	961,064
100,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	98,332
		6,245,179
	Gaming — 1.2%
1,680,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,712,155
460,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	456,930
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	981,231
		3,150,316
	Government Owned - No Guarantee — 0.6%
1,615,000	Ecopetrol SA, 8.375%, 1/19/2036	1,573,546
	Health Care REITs — 0.4%
650,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	433,282
645,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	657,058
		1,090,340
	Health Insurance — 1.1%
1,065,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	953,329
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,482,688
660,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	649,564
		3,085,581
	Healthcare — 2.4%
1,300,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	1,200,190
320,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(a)	294,583
1,670,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	1,608,304
730,000	Hologic, Inc., 3.250%, 2/15/2029(a)	673,399
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$475,000	Insulet Corp., 6.500%, 4/01/2033(a)	$482,818
790,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	693,325
1,393,012	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(d)	1,379,082
		6,331,701
	Home Construction — 0.4%
930,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	893,733
155,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	154,631
		1,048,364
	Independent Energy — 5.4%
205,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	197,178
2,370,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,357,575
420,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	433,302
2,380,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	2,444,128
660,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	652,784
1,330,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,297,322
475,000	Matador Resources Co., 6.500%, 4/15/2032(a)	470,740
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	521,510
135,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	132,753
585,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	586,508
1,220,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,244,346
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	23,100
654,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	632,487
1,675,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,724,099
1,115,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,098,393
610,000	SM Energy Co., 7.000%, 8/01/2032(a)	598,664
		14,414,889
	Industrial Other — 0.3%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	548,240
390,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	395,387
		943,627
	Leisure — 1.3%
1,510,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,510,949
710,000	Carnival Corp., 5.750%, 3/15/2030(a)	707,142
1,320,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	1,303,900
		3,521,991
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — 0.7%
$1,785,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	$1,759,242
	Lodging — 2.1%
1,835,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,608,363
405,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	401,006
1,345,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,332,717
795,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	729,273
1,540,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,438,704
		5,510,063
	Media Entertainment — 0.9%
272,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	190,827
470,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	376,971
1,890,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,844,019
		2,411,817
	Metals & Mining — 3.4%
1,380,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(a)	1,356,719
250,000	Capstone Copper Corp., 6.750%, 3/31/2033(a)	249,007
195,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	190,819
1,155,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,108,263
15,000	Commercial Metals Co., 3.875%, 2/15/2031	13,403
1,370,000	Commercial Metals Co., 4.125%, 1/15/2030	1,280,518
720,000	Commercial Metals Co., 4.375%, 3/15/2032	651,671
1,180,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,240,942
575,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	396,365
460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	363,313
2,165,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,164,769
		9,015,789
	Midstream — 6.0%
1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,587,733
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	263,415
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$750,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	$776,886
1,350,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,420,670
2,160,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	2,126,677
167,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	161,738
770,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	740,596
890,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	908,792
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	226,681
350,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	329,275
935,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	920,477
1,020,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	1,040,281
285,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	240,858
1,165,000	Sunoco LP, 6.250%, 7/01/2033(a)	1,166,220
1,130,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,046,046
645,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	555,119
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	290,752
2,295,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	2,177,929
		15,980,145
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.758%, 5/10/2047(a)(c)	714,400
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	91,936
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.198%, 8/10/2044(a)(c)	177,182
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.478%, 6/10/2047(a)(c)	137,689
392,628	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 3.935%, 8/15/2046(c)	361,449
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(c)	760,473
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.285%, 10/15/2030(a)(c)	$316,526
190,252	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(c)	121,429
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.311%, 12/15/2045(c)	179,000
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.206%, 8/15/2046(c)	153,653
		3,013,737
	Oil Field Services — 0.9%
420,000	Oceaneering International, Inc., 6.000%, 2/01/2028	415,552
190,000	Oceaneering International, Inc., 6.000%, 2/01/2028	187,988
330,231	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	335,609
784,875	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	779,608
343,809	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	351,219
308,000	Transocean, Inc., 8.000%, 2/01/2027(a)	306,844
9,000	Transocean, Inc., 8.000%, 2/01/2027	8,966
		2,385,786
	Other REITs — 0.3%
305,000	Service Properties Trust, 8.625%, 11/15/2031(a)	321,749
410,000	Starwood Property Trust, Inc., 6.500%, 10/15/2030(a)	406,197
		727,946
	Packaging — 0.4%
437,917	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(d)(f)	26,275
1,140,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,021,745
		1,048,020
	Pharmaceuticals — 3.1%
2,060,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,663,450
385,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	390,390
275,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	261,937
510,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	456,736
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	296,046
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	$255,204
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,273,753
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	573,983
		8,171,499
	Property & Casualty Insurance — 4.7%
1,855,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,821,023
430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	428,289
1,390,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,394,251
100,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	100,762
3,625,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,692,624
1,980,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,006,425
1,100,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	688,226
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.824%, 1/15/2033(a)(c)(f)	69,600
1,080,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,100,446
1,345,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,328,434
		12,630,080
	Refining — 0.5%
270,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	251,660
1,240,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	1,190,525
		1,442,185
	Restaurants — 1.9%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	226,408
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	253,278
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,049,817
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,745,453
320,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	316,778
575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	578,630
1,050,000	Yum! Brands, Inc., 3.625%, 3/15/2031	940,305
		5,110,669
	Retailers — 2.5%
1,735,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,566,601
640,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	625,408
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$350,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	$310,863
885,000	Parkland Corp., 4.500%, 10/01/2029(a)	834,574
500,000	Parkland Corp., 4.625%, 5/01/2030(a)	469,243
540,000	Parkland Corp., 6.625%, 8/15/2032(a)	539,691
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	217,144
1,195,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,294,632
1,140,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	923,513
		6,781,669
	Supermarkets — 0.4%
105,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030(a)	100,313
935,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(a)	944,110
		1,044,423
	Technology — 7.7%
610,000	Block, Inc., 3.500%, 6/01/2031	536,316
1,980,000	Block, Inc., 6.500%, 5/15/2032(a)	1,999,961
100,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	97,207
750,000	CommScope LLC, 9.500%, 12/15/2031(a)	772,500
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	41,367
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	345,318
100,000	Entegris, Inc., 4.750%, 4/15/2029(a)	96,403
270,000	Entegris, Inc., 5.950%, 6/15/2030(a)	268,626
518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	445,039
870,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	826,193
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	994,606
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	918,606
555,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	532,152
1,145,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	1,133,964
535,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	509,541
2,140,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,856,772
30,000	Open Text Corp., 3.875%, 12/01/2029, 144A(a)	27,290
1,305,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,190,098
132,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	130,625
623,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	627,534
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	376,512
175,000	Seagate HDD Cayman, 4.125%, 1/15/2031	158,799
335,000	Seagate HDD Cayman, 8.250%, 12/15/2029	356,192
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	34,416
1,115,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,024,801
1,505,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,314,078
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	$309,462
710,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	702,831
1,985,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,008,909
1,130,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,023,663
		20,659,781
	Wirelines — 0.8%
200,000	Fibercop SpA, 7.200%, 7/18/2036(a)	192,592
814,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	773,878
1,375,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,192,812
		2,159,282
	Total Non-Convertible Bonds (Identified Cost $217,867,581)	203,204,145

Convertible Bonds — 2.9%
	Brokerage — 0.1%
194,000	Coinbase Global, Inc., 0.250%, 4/01/2030	179,353
59,000	Coinbase Global, Inc., 0.250%, 4/01/2030(a)(h)	54,545
		233,898
	Cable Satellite — 0.5%
1,317,498	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	1,470,575
	Consumer Cyclical Services — 0.2%
514,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	625,538
	Diversified Manufacturing — 0.1%
155,000	Itron, Inc., 1.375%, 7/15/2030(a)	161,684
	Electric — 0.2%
163,000	Evergy, Inc., 4.500%, 12/15/2027	191,559
89,000	NRG Energy, Inc., 2.750%, 6/01/2048	207,181
113,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	126,834
		525,574
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	253
	Food & Beverage — 0.0%
113,000	Post Holdings, Inc., 2.500%, 8/15/2027	134,696
	Healthcare — 0.1%
100,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	136,000
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — 0.2%
$228,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	$240,266
67,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	162,434
		402,700
	Industrial Other — 0.0%
111,000	Fluor Corp., 1.125%, 8/15/2029	117,937
	Leisure — 0.2%
144,000	Carnival Corp., 5.750%, 12/01/2027	240,264
206,000	NCL Corp. Ltd., 1.125%, 2/15/2027	199,923
		440,187
	Media Entertainment — 0.1%
184,000	Sea Ltd., 2.375%, 12/01/2025	270,848
24,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	28,613
		299,461
	Pharmaceuticals — 0.1%
330,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	365,805
	Retailers — 0.0%
43,000	Freshpet, Inc., 3.000%, 4/01/2028	60,781
	Technology — 1.1%
168,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	165,804
455,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(a)(g)	395,167
183,000	Global Payments, Inc., 1.500%, 3/01/2031	172,386
252,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	262,458
56,000	InterDigital, Inc., 3.500%, 6/01/2027	150,388
137,000	Nutanix, Inc., 0.250%, 10/01/2027	182,279
152,000	ON Semiconductor Corp., 0.500%, 3/01/2029	130,918
29,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	99,441
246,000	Parsons Corp., 2.625%, 3/01/2029	245,139
170,000	Seagate HDD Cayman, 3.500%, 6/01/2028	204,680
262,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	306,409
53,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	64,578
91,000	Vertex, Inc., 0.750%, 5/01/2029(a)	108,119
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	26,235
1,115,000	Wolfspeed, Inc., 1.875%, 12/01/2029	239,725
191,000	Workiva, Inc., 1.250%, 8/15/2028	177,439
		2,931,165
	Total Convertible Bonds (Identified Cost $8,506,851)	7,906,254
	Total Bonds and Notes (Identified Cost $226,374,432)	211,110,399

Principal Amount (‡)	Description	Value (†)

Senior Loans — 7.5%
	Brokerage — 0.7%
$804,343	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.325%, 4/07/2028(c)(j)	$801,326
427,935	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.325%, 2/28/2031(c)	427,002
569,099	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 2/03/2032(c)(j)	564,478
		1,792,806
	Chemicals — 0.2%
454,970	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.325%, 8/18/2028(c)	453,073
	Consumer Cyclical Services — 1.5%
30,796	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 6/02/2031(k)	30,613
781,754	Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.075%, 6/02/2031(c)(j)	777,111
1,200,000	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.177%, 10/31/2031(c)(j)	1,135,500
996,885	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.075%, 3/15/2030(c)	991,900
729,378	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 11/14/2030(c)(j)	726,643
268,603	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.299%, 8/09/2030(c)(j)	268,133
		3,929,900
	Financial Other — 0.2%
569,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.513%, 1/27/2032(c)(j)	567,578
	Healthcare — 1.2%
1,395,778	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.672%, 5/10/2027(c)(j)	1,389,943
56,950	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	56,867
3,206	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(c)(j)	3,201
463,844	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(c)(j)	463,167
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$723,808	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.049%, 4/18/2031(c)(j)	$723,808
710,533	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(l)	710,313
		3,347,299
	Media Entertainment — 0.1%
266,383	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.319%, 2/07/2031(c)	265,440
	Metals & Mining — 0.3%
327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(k)	333,459
572,458	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 10.303%, 12/21/2029(c)(j)	583,552
		917,011
	Property & Casualty Insurance — 1.0%
1,381,503	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 12/06/2031(c)(j)	1,366,831
354,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(l)	349,132
700,789	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.675%, 8/19/2028(c)(j)	693,655
187,858	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.049%, 5/06/2032(c)(j)	189,151
		2,598,769
	Technology — 2.3%
1,665,422	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.575%, 12/17/2029(c)(j)	1,657,095
1,872,391	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 10/31/2031(c)(j)	1,859,528
1,401,522	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.075%, 6/27/2031(c)(j)	1,397,149
294,395	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(l)	272,315
258,000	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(c)(j)	256,873
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$486,000	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 10/28/2030(l)	$484,581
158,600	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.300%, 2/10/2031(c)(j)	158,180
		6,085,721
	Total Senior Loans (Identified Cost $20,012,482)	19,957,597

Shares
Common Stocks— 6.3%
	Aerospace & Defense — 0.3%
1,513	Lockheed Martin Corp.	675,872
450	Northrop Grumman Corp.	230,405
		906,277
	Air Freight & Logistics — 0.2%
4,819	United Parcel Service, Inc., Class B	530,042
	Banks — 0.1%
933	JPMorgan Chase & Co.	228,865
	Biotechnology — 0.4%
1,774	AbbVie, Inc.	371,688
10,100	BioMarin Pharmaceutical, Inc.(f)	713,969
		1,085,657
	Capital Markets — 0.2%
207	BlackRock, Inc.	195,921
3,850	Morgan Stanley	449,180
		645,101
	Chemicals — 0.1%
368	Linde PLC	171,355
	Construction Materials — 0.2%
92,731	Cemex SAB de CV, ADR	520,221
	Consumer Staples Distribution & Retail — 0.1%
235	Costco Wholesale Corp.	222,259
2,056	Walmart, Inc.	180,496
		402,755
	Containers & Packaging — 0.1%
1,624	Packaging Corp. of America	321,584
	Electric Utilities — 0.2%
3,672	Duke Energy Corp.	447,874
	Electrical Equipment — 0.2%
4,447	Emerson Electric Co.	487,569
	Financial Services — 0.2%
964	Mastercard, Inc., Class A	528,388
	Ground Transportation — 0.1%
743	Union Pacific Corp.	175,526
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.1%
1,883	Abbott Laboratories	$249,780
	Health Care Providers & Services — 0.4%
1,152	Elevance Health, Inc.	501,074
994	UnitedHealth Group, Inc.	520,607
		1,021,681
	Household Products — 0.4%
4,372	Colgate-Palmolive Co.	409,656
2,133	Kimberly-Clark Corp.	303,355
2,233	Procter & Gamble Co.	380,548
		1,093,559
	Interactive Media & Services — 0.2%
3,702	Alphabet, Inc., Class A	572,477
	Life Sciences Tools & Services — 0.2%
871	Thermo Fisher Scientific, Inc.	433,410
	Machinery — 0.1%
295	Deere & Co.	138,458
	Media — 0.6%
110,256	Altice USA, Inc., Class A(f)	293,281
17,299	Comcast Corp., Class A	638,333
27,529	iHeartMedia, Inc., Class A(f)	45,423
57,007	Paramount Global, Class B	681,804
		1,658,841
	Oil, Gas & Consumable Fuels — 0.3%
42,669	Battalion Oil Corp.(f)	55,470
3,741	Exxon Mobil Corp.	444,917
5,776	Williams Cos., Inc.	345,174
		845,561
	Pharmaceuticals — 0.5%
4,966	Bristol-Myers Squibb Co.	302,876
1,953	Johnson & Johnson	323,886
8,170	Merck & Co., Inc.	733,339
		1,360,101
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	1,065
37,187	Sunac China Holdings Ltd.(f)	7,444
		8,509
	Semiconductors & Semiconductor Equipment — 0.4%
2,594	Broadcom, Inc.	434,313
4,461	Microchip Technology, Inc.	215,957
3,388	QUALCOMM, Inc.	520,431
		1,170,701
	Software — 0.4%
1,525	Microsoft Corp.	572,470
2,249	Salesforce, Inc.	603,541
		1,176,011
	Specialty Retail — 0.1%
376	Home Depot, Inc.	137,800
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.2%
2,010	Apple, Inc.	$446,481
321	IQOR US, Inc.(f)	375
		446,856
	Trading Companies & Distributors — 0.0%
1,001	Fastenal Co.	77,628
	Total Common Stocks (Identified Cost $24,584,864)	16,842,587

Principal Amount (‡)
Equity-Linked Notes — 1.7%
$404,333	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	394,118
411,508	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	399,332
327,607	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	293,585
267,438	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	264,018
409,802	BNP Paribas Issuance BV, (Progressive Corp.), 11.150%, 8/15/2025(a)	427,994
333,627	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	335,718
418,221	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	397,398
405,597	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	417,815
405,058	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	395,154
405,228	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	402,723
324,507	GS Finance Corp., MTN, (Booking Holdings, Inc.), 14.400%, 8/25/2025(a)	306,423
408,897	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	412,837
	Total Equity-Linked Notes (Identified Cost $4,521,823)	4,447,115
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.5%
	Aerospace & Defense — 0.3%
14,768	Boeing Co., 6.000%	$883,569
	Brokerage — 0.1%
1,350	Apollo Global Management, Inc., 6.750%	98,672
	Electric — 0.1%
7,078	PG&E Corp., Series A, 6.000%	316,670
	Total Convertible Preferred Stocks (Identified Cost $1,154,472)	1,298,911

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	367,884
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	181,712
	Total Non-Convertible Preferred Stocks (Identified Cost $192,274)	549,596
	Total Preferred Stocks (Identified Cost $1,346,746)	1,848,507

Principal Amount (‡)
Short-Term Investments — 4.1%
$6,334,931	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $6,335,371 on 4/01/2025 collateralized by $6,408,800 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $6,461,792 including accrued interest (Note 2 of Notes to Financial Statements)	6,334,931
4,715,000	U.S. Treasury Bills, 4.182%–4.195%, 6/05/2025(m)(n)(o)	4,679,287
	Total Short-Term Investments (Identified Cost $11,014,292)	11,014,218
	Total Investments — 99.3% (Identified Cost $287,854,639)	265,220,423
	Other assets less liabilities — 0.7%	1,867,274
	Net Assets — 100.0%	$267,087,697

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $173,048,489 or 64.8% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(k)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2025	EUR	S	445,000	$487,328	$483,257	$4,071
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	112	$23,140,266	$23,203,250	$62,984
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	48	5,158,680	5,191,500	32,820
Total					$95,804
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	16	$1,879,982	$1,876,500	$3,482
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	10	1,233,744	1,222,500	11,244
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	9	1,022,802	1,027,125	(4,323)
Total					$10,403
Industry Summary at March 31, 2025 (Unaudited)
Technology	11.1%
Cable Satellite	10.7
Midstream	6.0
Property & Casualty Insurance	5.7
Independent Energy	5.6
Pharmaceuticals	3.7
Healthcare	3.7
Metals & Mining	3.7
Chemicals	2.8
Retailers	2.5
Food & Beverage	2.3
Consumer Cyclical Services	2.2
Finance Companies	2.1
Lodging	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	27.3
Equity-Linked Notes	1.7
Short-Term Investments	4.1
Total Investments	99.3
Other assets less liabilities (including forward foreign currency and futures contracts)	0.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 40

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$452,332,663	$344,981,410	$115,135,896
Net unrealized depreciation	(17,013,005)	(18,387,729)	(9,075,543)
Investments at value	435,319,658	326,593,681	106,060,353
Cash	317,399	86	6,095
Due from brokers (Note 2)	—	379,304	75,000
Foreign currency at value (identified cost $345, $3,004,489 and $0, respectively)	345	2,983,831	—
Receivable for Fund shares sold	—	259,634	240,179
Receivable for securities sold	860,707	354,884	—
Dividends and interest receivable	4,507,651	3,094,603	194,958
Unrealized appreciation on forward foreign currency contracts (Note 2)	9,725	87,543	—
Tax reclaims receivable	33	44,534	—
Receivable for variation margin on futures contracts (Note 2)	60,564	10,053	—
Prepaid expenses	451	451	451
TOTAL ASSETS	441,076,533	333,808,604	106,577,036
LIABILITIES
Payable for securities purchased	6,756,227	747,365	—
Payable for Fund shares redeemed	—	1,546,346	165,682
Payable for variation margin on futures contracts (Note 2)	—	—	1,781
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	263,329	—
Foreign taxes payable (Note 2)	1,536	—	—
Management fees payable (Note 6)	184,013	147,694	12,094
Deferred Trustees’ fees (Note 6)	279,650	391,608	138,337
Administrative fees payable (Note 6)	15,981	12,135	3,824
Payable to distributor (Note 6d)	—	2,750	1,361
Other accounts payable and accrued expenses	73,001	106,595	68,374
TOTAL LIABILITIES	7,310,408	3,217,822	391,453
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$433,766,125	$330,590,782	$106,185,583
NET ASSETS CONSIST OF:
Paid-in capital	$467,071,798	$425,798,982	$159,975,593
Accumulated loss	(33,305,673)	(95,208,200)	(53,790,010)
NET ASSETS	$433,766,125	$330,590,782	$106,185,583
See accompanying notes to financial statements.
41 |

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$433,766,125	$170,968,522	$61,395,389
Shares of beneficial interest	36,963,987	11,640,727	6,300,636
Net asset value, offering and redemption price per share	$11.73	$14.69	$9.74
Retail Class shares:
Net assets	$—	$67,882,296	$27,245,085
Shares of beneficial interest	—	4,744,429	2,801,777
Net asset value, offering and redemption price per share	$—	$14.31	$9.72
Class N shares:
Net assets	$—	$91,739,964	$17,545,109
Shares of beneficial interest	—	6,218,954	1,798,557
Net asset value, offering and redemption price per share	$—	$14.75	$9.76

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$287,854,639
Net unrealized depreciation	(22,634,216)
Investments at value	265,220,423
Cash	111,532
Foreign currency at value (identified cost $446)	444
Receivable for securities sold	3,569,063
Dividends and interest receivable	3,747,830
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,071
Prepaid expenses	451
TOTAL ASSETS	272,653,814
LIABILITIES
Payable for securities purchased	4,720,268
Unfunded loan commitments (Note 2)	414,865
Payable for variation margin on futures contracts (Note 2)	10,633
Management fees payable (Note 6)	133,817
Deferred Trustees’ fees (Note 6)	209,074
Administrative fees payable (Note 6)	10,015
Payable to distributor (Note 6d)	548
Other accounts payable and accrued expenses	66,897
TOTAL LIABILITIES	5,566,117
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$267,087,697
NET ASSETS CONSIST OF:
Paid-in capital	$317,424,177
Accumulated loss	(50,336,480)
NET ASSETS	$267,087,697
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$267,087,697
Shares of beneficial interest	47,609,257
Net asset value, offering and redemption price per share	$5.61

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
43 |

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$12,785,887	$6,591,975	$1,453,957
Dividends	37,704	—	—
Less net foreign taxes withheld	(7,524)	(18,767)	—
	12,816,067	6,573,208	1,453,957
Expenses
Management fees (Note 6)	1,095,678	939,454	128,571
Service and distribution fees (Note 6)	—	85,848	33,587
Administrative fees (Note 6)	94,531	73,681	22,186
Trustees' fees and expenses (Note 6)	29,765	33,985	17,142
Transfer agent fees and expenses (Notes 6, 7 and 8)	5,849	131,308	48,462
Audit and tax services fees	32,191	30,958	26,119
Custodian fees and expenses	22,682	26,222	4,599
Legal fees	5,000	2,708	478
Registration fees	21,155	37,359	38,080
Shareholder reporting expenses	15,344	3,194	2,971
Miscellaneous expenses	25,453	28,202	21,107
Total expenses	1,347,648	1,392,919	343,302
Less waiver and/or expense reimbursement (Note 6)	—	(150,091)	(107,679)
Less expense offset (Note 8)	(109)	(2,613)	(483)
Net expenses	1,347,539	1,240,215	235,140
Net investment income	11,468,528	5,332,993	1,218,817
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(2,417,193)	(5,618,565)	(1,072,811)
Futures contracts	(2,159,119)	311,443	—
Forward foreign currency contracts (Note 2d)	20,994	293,086	—
Foreign currency transactions (Note 2c)	(22,263)	(114,723)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4,334,306)	(11,575,268)	493,547
Futures contracts	883,170	177,347	11,039
Forward foreign currency contracts (Note 2d)	21,965	49,581	—
Foreign currency translations (Note 2c)	(8,768)	(56,969)	—
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(8,015,520)	(16,534,068)	(568,225)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,453,008	$(11,201,075)	$650,592
See accompanying notes to financial statements.
| 44

Statements of Operations (continued)
For the Six Months Ended March 31, 2025 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$10,578,274
Dividends	294,177
10,872,451
Expenses
Management fees (Note 6)	886,612
Administrative fees (Note 6)	65,931
Trustees' fees and expenses (Note 6)	23,962
Transfer agent fees and expenses (Notes 6, 7 and 8)	28,358
Audit and tax services fees	29,806
Custodian fees and expenses	19,197
Legal fees	3,448
Registration fees	11,805
Shareholder reporting expenses	13,209
Miscellaneous expenses	24,053
Total expenses	1,106,381
Less expense offset (Note 8)	(108)
Net expenses	1,106,273
Net investment income	9,766,178
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	1,688,410
Futures contracts	(7,740)
Forward foreign currency contracts (Note 2d)	8,789
Foreign currency transactions (Note 2c)	506
Net change in unrealized appreciation (depreciation) on:
Investments	(5,812,871)
Futures contracts	10,610
Forward foreign currency contracts (Note 2d)	9,195
Foreign currency translations (Note 2c)	(8)
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(4,103,109)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,663,069
See accompanying notes to financial statements.
45 |

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$11,468,528	$22,514,282	$5,332,993	$11,248,893
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(4,577,581)	(5,192,374)	(5,128,759)	(25,580,747)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(3,437,939)	43,682,332	(11,405,309)	60,027,776
Net increase (decrease) in net assets resulting from operations	3,453,008	61,004,240	(11,201,075)	45,695,922
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(23,597,904)	(19,053,551)	—	—
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(6,040,635)	(5,521,077)	(28,986,417)	(101,651,731)
Net increase (decrease) in net assets	(26,185,531)	36,429,612	(40,187,492)	(55,955,809)
NET ASSETS
Beginning of the period	459,951,656	423,522,044	370,778,274	426,734,083
End of the period	$433,766,125	$459,951,656	$330,590,782	$370,778,274
See accompanying notes to financial statements.
| 46

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$1,218,817	$3,344,617	$9,766,178	$22,485,949
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(1,072,811)	(9,461,133)	1,689,965	(2,826,259)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	504,586	16,926,471	(5,793,074)	27,582,361
Net increase in net assets resulting from operations	650,592	10,809,955	5,663,069	47,242,051
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(886,220)	(2,298,074)	(23,359,905)	(19,690,498)
Retail Class	(359,884)	(874,153)	—	—
Class N	(251,756)	(541,867)	—	—
Total distributions	(1,497,860)	(3,714,094)	(23,359,905)	(19,690,498)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(1,058,650)	(35,814,585)	(49,072,793)	(6,437,375)
Net increase (decrease) in net assets	(1,905,918)	(28,718,724)	(66,769,629)	21,114,178
NET ASSETS
Beginning of the period	108,091,501	136,810,225	333,857,326	312,743,148
End of the period	$106,185,583	$108,091,501	$267,087,697	$333,857,326
See accompanying notes to financial statements.
47 |

Financial Highlights
For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$12.31	$11.18	$10.99	$13.52	$13.17	$13.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.59	0.46	0.33	0.44	0.55
Net realized and unrealized gain (loss)	(0.23)	1.05	(0.10)	(2.06)	0.73	(0.31)
Total from Investment Operations	0.08	1.64	0.36	(1.73)	1.17	0.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.51)	(0.11)	(0.29)	(0.64)	(0.56)
Net realized capital gains	—	—	(0.06)	(0.51)	(0.18)	—
Total Distributions	(0.66)	(0.51)	(0.17)	(0.80)	(0.82)	(0.56)
Net asset value, end of the period	$11.73	$12.31	$11.18	$10.99	$13.52	$13.17
Total return	0.80%(b)	15.00%	3.26%	(13.63)%	9.08%	1.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$433,766	$459,952	$423,522	$399,698	$511,058	$633,060
Net expenses	0.61%(c)	0.61%	0.61%	0.58%	0.59%	0.58%
Gross expenses	0.61%(c)	0.61%	0.61%	0.58%	0.59%	0.58%
Net investment income	5.23%(c)	5.14%	4.06%	2.66%	3.27%	4.23%
Portfolio turnover rate	37%	63%	35%	36%	99%(d)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.
| 48

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$15.12	$13.47	$13.22	$17.62	$18.33	$17.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.41	0.33	0.25	0.27	0.33
Net realized and unrealized gain (loss)	(0.66)	1.24	(0.08)(b)	(3.93)	(0.07)	1.12
Total from Investment Operations	(0.43)	1.65	0.25	(3.68)	0.20	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.38)	(0.35)	(0.08)
Net realized capital gains	—	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	—	(0.72)	(0.91)	(0.19)
Net asset value, end of the period	$14.69	$15.12	$13.47	$13.22	$17.62	$18.33
Total return(c)	(2.84)%(d)	12.25%	1.89%	(21.73)%	0.91%	8.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$170,969	$192,728	$229,010	$258,963	$381,340	$375,501
Net expenses(e)	0.69%(f)	0.69%	0.69%	0.70%(g)	0.69%	0.69%
Gross expenses	0.79%(f)	0.80%	0.78%	0.75%(g)	0.75%	0.76%
Net investment income	3.15%(f)	2.90%	2.35%	1.58%	1.47%	1.90%
Portfolio turnover rate	27%	63%	49%	103%(h)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(h)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
49 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$14.75	$13.17	$12.96	$17.29	$18.00	$16.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.37	0.29	0.21	0.22	0.28
Net realized and unrealized gain (loss)	(0.65)	1.21	(0.08)(b)	(3.87)	(0.07)	1.10
Total from Investment Operations	(0.44)	1.58	0.21	(3.66)	0.15	1.38
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.33)	(0.30)	(0.03)
Net realized capital gains	—	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	—	(0.67)	(0.86)	(0.14)
Net asset value, end of the period	$14.31	$14.75	$13.17	$12.96	$17.29	$18.00
Total return(c)	(2.92)%(d)	11.92%	1.62%	(21.96)%	0.67%	8.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$67,882	$73,560	$103,003	$117,540	$171,318	$178,887
Net expenses(e)	0.94%(f)	0.94%	0.94%	0.95%(g)	0.94%	0.94%
Gross expenses	1.04%(f)	1.05%	1.03%	1.00%(g)	1.00%	1.01%
Net investment income	2.91%(f)	2.65%	2.10%	1.33%	1.22%	1.65%
Portfolio turnover rate	27%	63%	49%	103%(h)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(h)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 50

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund– Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$15.18	$13.52	$13.26	$17.68	$18.39	$17.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.42	0.33	0.26	0.27	0.33
Net realized and unrealized gain (loss)	(0.66)	1.24	(0.07)(b)	(3.95)	(0.07)	1.14
Total from Investment Operations	(0.43)	1.66	0.26	(3.69)	0.20	1.47
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.39)	(0.35)	(0.09)
Net realized capital gains	—	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	—	(0.73)	(0.91)	(0.20)
Net asset value, end of the period	$14.75	$15.18	$13.52	$13.26	$17.68	$18.39
Total return(c)	(2.83)%(d)	12.28%	1.96%	(21.73)%	0.95%	8.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$91,740	$104,490	$94,721	$137,544	$195,829	$157,341
Net expenses(e)	0.64%(f)	0.64%	0.64%	0.65%(g)	0.64%	0.64%
Gross expenses	0.70%(f)	0.70%	0.68%	0.66%(g)	0.66%	0.66%
Net investment income	3.22%(f)	2.96%	2.39%	1.63%	1.51%	1.93%
Portfolio turnover rate	27%	63%	49%	103%(h)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(h)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.81	$9.24	$9.53	$11.94	$11.78	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.28	0.27	0.66	0.44	0.11
Net realized and unrealized gain (loss)	(0.05)	0.62	(0.17)	(2.09)	0.18	1.18
Total from Investment Operations	0.07	0.90	0.10	(1.43)	0.62	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.33)	(0.39)	(0.84)	(0.46)	(0.10)
Net realized capital gains	—	—	—	(0.14)	—	—
Total Distributions	(0.14)	(0.33)	(0.39)	(0.98)	(0.46)	(0.10)
Net asset value, end of the period	$9.74	$9.81	$9.24	$9.53	$11.94	$11.78
Total return(b)	0.76%(c)	9.87%	0.99%	(12.55)%	5.33%	12.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$61,395	$63,518	$93,240	$176,873	$217,863	$116,549
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.62%(e)	0.64%	0.56%	0.49%	0.52%	0.70%
Net investment income	2.42%(e)	2.92%	2.73%	5.90%	3.65%	1.00%
Portfolio turnover rate	21%	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.79	$9.22	$9.51	$11.92	$11.77	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.26	0.26	0.62	0.45	0.10
Net realized and unrealized gain (loss)	(0.04)	0.62	(0.18)	(2.07)	0.14	1.17
Total from Investment Operations	0.06	0.88	0.08	(1.45)	0.59	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.31)	(0.37)	(0.82)	(0.44)	(0.07)
Net realized capital gains	—	—	—	(0.14)	—	—
Total Distributions	(0.13)	(0.31)	(0.37)	(0.96)	(0.44)	(0.07)
Net asset value, end of the period	$9.72	$9.79	$9.22	$9.51	$11.92	$11.77
Total return(b)	0.63%(c)	9.62%	0.74%	(12.79)%	5.04%	12.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$27,245	$28,006	$29,500	$31,496	$33,949	$7,805
Net expenses(d)	0.65%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.87%(e)	0.89%	0.81%	0.74%	0.77%	0.95%
Net investment income	2.17%(e)	2.73%	2.67%	5.50%	3.76%	0.91%
Portfolio turnover rate	21%	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund– Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.82	$9.25	$9.54	$11.95	$11.79	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.30	0.31	0.70	0.49	0.10
Net realized and unrealized gain (loss)	(0.04)	0.60	(0.20)	(2.12)	0.14	1.20
Total from Investment Operations	0.08	0.90	0.11	(1.42)	0.63	1.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.33)	(0.40)	(0.85)	(0.47)	(0.10)
Net realized capital gains	—	—	—	(0.14)	—	—
Total Distributions	(0.14)	(0.33)	(0.40)	(0.99)	(0.47)	(0.10)
Net asset value, end of the period	$9.76	$9.82	$9.25	$9.54	$11.95	$11.79
Total return(b)	0.88%(c)	9.91%	1.05%	(12.49)%	5.37%	12.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,545	$16,568	$14,070	$12,523	$8,401	$3,291
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.53%(e)	0.56%	0.47%	0.41%	0.46%	0.68%
Net investment income	2.50%(e)	3.11%	3.14%	6.26%	4.06%	0.90%
Portfolio turnover rate	21%	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.
	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$5.94	$5.46	$5.31	$6.56	$5.99	$6.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.38	0.33	0.28	0.26	0.29
Net realized and unrealized gain (loss)	(0.08)	0.44	0.08	(1.15)	0.63	(0.32)
Total from Investment Operations	0.10	0.82	0.41	(0.87)	0.89	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.34)	(0.26)	(0.23)	(0.32)	(0.37)
Net realized capital gains	—	—	—	(0.15)	—	(0.05)
Total Distributions	(0.43)	(0.34)	(0.26)	(0.38)	(0.32)	(0.42)
Net asset value, end of the period	$5.61	$5.94	$5.46	$5.31	$6.56	$5.99
Total return	1.69%(b)	15.70%	7.88%	(14.06)%	15.16%	(0.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$267,088	$333,857	$312,743	$312,065	$364,445	$516,815
Net expenses	0.72%(c)	0.72%	0.72%	0.69%	0.70%	0.69%
Gross expenses	0.72%(c)	0.72%	0.72%	0.69%	0.70%	0.69%
Net investment income	6.39%(c)	6.91%	6.12%	4.70%	4.07%	4.84%
Portfolio turnover rate	51%	90%	64%	65%	105%(d)	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.
See accompanying notes to financial statements.
55 |

Notes to Financial Statements
March 31, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)
Loomis Sayles Global Bond Fund (“Global Bond Fund”)
Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)
Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.
Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund's prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if
| 56

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
57 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection
| 58

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities
59 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bond adjustments, return of capital distributions received, capital gain distributions received, swaps, trust preferred securities, defaulted and/or non-income producing securities and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark-to-market, convertible bond adjustments, capital gain distributions received, perpetual bond adjustments, foreign currency gains and losses, return of capital distributions received, trust preferred securities, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$19,053,551	$ —	$19,053,551
Global Bond Fund	—	—	—
Inflation Protected Securities Fund	3,714,094	—	3,714,094
Institutional High Income Fund	19,690,498	—	19,690,498
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(74,798)	$(9,697,110)	$(8,998,751)	$ —
Long-term:
No expiration date	(13,361,766)	(53,185,088)	(32,047,611)	(30,525,617)
Total capital loss carryforward	$(13,436,564)	$(62,882,198)	$(41,046,362)	$(30,525,617)
Late-year ordinary and post-October capital loss deferrals*	$—	$(11,477,981)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
As of March 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$453,206,519	$346,446,656	$116,737,638	$288,129,757
Gross tax appreciation	$8,878,775	$2,969,698	$220,007	$3,680,833
Gross tax depreciation	(25,535,001)	(22,879,129)	(10,886,253)	(26,479,889)
Net tax depreciation	$(16,656,226)	$(19,909,431)	$(10,666,246)	$(22,799,056)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Equity-Linked Notes. Institutional High Income Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
61 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
p. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
q. Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.
r. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
s. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 62

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2025, at value:
Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$ —	$378,177,927	$ —	$378,177,927
Convertible Bonds
Brokerage	—	105,393	31,433	136,826
All Other Convertible Bonds(a)	—	4,301,882	—	4,301,882
Total Convertible Bonds	—	4,407,275	31,433	4,438,708
Municipals(a)	—	2,212,391	—	2,212,391
Total Bonds and Notes	—	384,797,593	31,433	384,829,026
Senior Loans(a)	—	17,252,335	—	17,252,335
Collateralized Loan Obligations	—	12,358,651	—	12,358,651
Common Stocks
Real Estate Management & Development	—	9,324	—	9,324
All Other Common Stocks(a)	3,461,633	—	—	3,461,633
Total Common Stocks	3,461,633	9,324	—	3,470,957
Preferred Stocks(a)	1,654,360	—	—	1,654,360
Short-Term Investments	—	15,754,329	—	15,754,329
Total Investments	5,115,993	430,172,232	31,433	435,319,658
Forward Foreign Currency Contracts (unrealized appreciation)	—	9,725	—	9,725
Futures Contracts (unrealized appreciation)	1,378,466	—	—	1,378,466
Total	$6,494,459	$430,181,957	$31,433	$436,707,849

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(157,556)	$ —	$ —	$(157,556)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$321,231,572	$ —	$321,231,572
Short-Term Investments	—	5,362,109	—	5,362,109
Total Investments	—	326,593,681	—	326,593,681
Forward Foreign Currency Contracts (unrealized appreciation)	—	87,543	—	87,543
Futures Contracts (unrealized appreciation)	281,255	—	—	281,255
Total	$281,255	$326,681,224	$ —	$326,962,479
63 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(263,329)	$ —	$(263,329)
Futures Contracts (unrealized depreciation)	(161,925)	—	—	(161,925)
Total	$(161,925)	$(263,329)	$ —	$(425,254)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Inflation Protected Securities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$101,222,452	$ —	$101,222,452
Short-Term Investments	—	4,837,901	—	4,837,901
Total Investments	—	106,060,353	—	106,060,353
Futures Contracts (unrealized appreciation)	11,039	—	—	11,039
Total	$11,039	$106,060,353	$ —	$106,071,392

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 64

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Institutional High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$ —	$203,204,145	$ —	$203,204,145
Convertible Bonds
Brokerage	—	179,353	54,545	233,898
All Other Convertible Bonds(a)	—	7,672,356	—	7,672,356
Total Convertible Bonds	—	7,851,709	54,545	7,906,254
Total Bonds and Notes	—	211,055,854	54,545	211,110,399
Senior Loans(a)	—	19,957,597	—	19,957,597
Common Stocks
Real Estate Management & Development	—	8,509	—	8,509
Technology Hardware, Storage & Peripherals	446,481	375	—	446,856
All Other Common Stocks(a)	16,387,222	—	—	16,387,222
Total Common Stocks	16,833,703	8,884	—	16,842,587
Equity-Linked Notes	—	4,447,115	—	4,447,115
Preferred Stocks
Convertible Preferred Stocks(a)	1,298,911	—	—	1,298,911
Non-Convertible Preferred Stocks
Home Construction	367,884	—	—	367,884
Other REITs	—	181,712	—	181,712
Total Non-Convertible Preferred Stocks	367,884	181,712	—	549,596
Total Preferred Stocks	1,666,795	181,712	—	1,848,507
Short-Term Investments	—	11,014,218	—	11,014,218
Total Investments	18,500,498	246,665,380	54,545	265,220,423
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,071	—	4,071
Futures Contracts (unrealized appreciation)	110,530	—	—	110,530
Total	$18,611,028	$246,669,451	$54,545	$265,335,024

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,323)	$ —	$ —	$(4,323)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Convertible Bonds
Brokerage	$ —	$12	$ —	$(1,158)	$152,950	$(120,371)	$ —	$ —	$31,433	$(1,158)
65 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Institutional High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Convertible Bonds
Brokerage	$ —	$21	$ —	$(2,006)	$262,124	$(205,594)	$ —	$ —	$54,545	$(2,006)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund used during the period include forward foreign currency contracts, futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2025, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2025, the Funds used futures contracts to manage duration.
The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$9,725	$ —	$9,725
Exchange-traded asset derivatives
Interest rate contracts	—	1,378,466	1,378,466
Total asset derivatives	$9,725	$1,378,466	$1,388,191

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(157,556)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

| 66

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(2,159,119)
Foreign exchange contracts	20,994	—
Total	$20,994	$(2,159,119)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$883,170
Foreign exchange contracts	21,965	—
Total	$21,965	$883,170
The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$87,543	$ —	$87,543
Exchange-traded asset derivatives
Interest rate contracts	—	281,255	281,255
Total asset derivatives	$87,543	$281,255	$368,798

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(263,329)	$ —	$(263,329)
Exchange-traded liability derivatives
Interest rate contracts	—	(161,925)	(161,925)
Total liability derivatives	$(263,329)	$(161,925)	$(425,254)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

67 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$311,443
Foreign exchange contracts	293,086	—
Total	$293,086	$311,443

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$177,347
Foreign exchange contracts	49,581	—
Total	$49,581	$177,347
The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$11,039

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$11,039
The following is a summary of derivative instruments for Institutional High Income Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$4,071	$ —	$4,071
Exchange-traded asset derivatives
Interest rate contracts	—	110,530	110,530
Total asset derivatives	$4,071	$110,530	$114,601
| 68

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(4,323)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Institutional High Income Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(7,740)
Foreign exchange contracts	8,789	—
Total	$8,789	$(7,740)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$10,610
Foreign exchange contracts	9,195	—
Total	$9,195	$10,610
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2025:
Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.26%	65.13%
Highest Notional Amount Outstanding	0.27%	68.32%
Lowest Notional Amount Outstanding	0.25%	63.12%
Notional Amount Outstanding as of March 31, 2025	0.27%	65.30%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	16.88%	14.81%
Highest Notional Amount Outstanding	24.33%	17.21%
Lowest Notional Amount Outstanding	9.78%	11.97%
Notional Amount Outstanding as of March 31, 2025	16.14%	16.31%

Inflation Protected Securities Fund	Futures
Average Notional Amount Outstanding	0.85%
Highest Notional Amount Outstanding	5.81%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2025	5.81%
69 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Institutional High Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.16%	14.66%
Highest Notional Amount Outstanding	0.18%	22.73%
Lowest Notional Amount Outstanding	0.14%	12.18%
Notional Amount Outstanding as of March 31, 2025	0.18%	12.18%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards, futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Fixed Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$9,725	$ —	$9,725	$ —	$9,725

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$10,179	$(10,179)	$ —	$ —	$ —
BNP Paribas SA	1,820	(1,820)	—	—	—
Citibank N.A.	16,493	—	16,493	—	16,493
Deutsche Bank AG	20,993	—	20,993	—	20,993
Goldman Sachs Bank USA	11,237	(11,237)	—	—	—
HSBC Bank USA N.A.	25,601	(3,027)	22,574	—	22,574
Royal Bank of Canada	1,220	(1,220)	—	—	—
	$87,543	$(27,483)	$60,060	$ —	$60,060

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(191,488)	$10,179	$(181,309)	$ —	$(181,309)
Barclays Bank PLC	(3,900)	—	(3,900)	—	(3,900)
BNP Paribas SA	(14,603)	1,820	(12,783)	—	(12,783)
Goldman Sachs Bank USA	(13,579)	11,237	(2,342)	—	(2,342)
HSBC Bank USA N.A.	(3,027)	3,027	—	—	—
Morgan Stanley Capital Services LLC	(3,307)	—	(3,307)	3,307	—
Royal Bank of Canada	(11,323)	1,220	(10,103)	—	(10,103)
UBS AG	(22,102)	—	(22,102)	—	(22,102)
	$(263,329)	$27,483	$(235,846)	$3,307	$(232,539)
| 70

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Institutional High Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$4,071	$ —	$4,071	$ —	$4,071
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$31,941,765	$48,142,877	$125,777,449	$138,586,479
Global Bond Fund	25,042,428	32,599,388	65,479,983	80,135,394
Inflation Protected Securities Fund	8,335,033	10,238,655	13,090,882	16,503,840
Institutional High Income Fund	—	2,438,207	148,237,277	226,728,744
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.58%	0.58%	0.58%	0.58%	0.58%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertaking are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on
71 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	— %	— %
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.73%	— %	— %
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$1,095,678	$ —	$1,095,678	0.50%	0.50%
Global Bond Fund	939,454	150,091	789,363	0.55%	0.46%
Inflation Protected Securities Fund	128,571	105,923	22,648	0.25%	0.04%
Institutional High Income Fund	886,612	—	886,612	0.58%	0.58%

[1]	Management fee waivers are subject to possible recovery until September 30, 2026.
No expenses were recovered for any of the Funds during the six months ended March 31, 2025 under the terms of the expense limitation agreements.
b. Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
For the six months ended March 31, 2025, the distribution fees for each Fund were as follows:
Fund	Retail Class
Global Bond Fund	$85,848
Inflation Protected Securities Fund	33,587
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis
| 72

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Fixed Income Fund	$94,531
Global Bond Fund	73,681
Inflation Protected Securities Fund	22,186
Institutional High Income Fund	65,931
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Bond Fund	$111,343
Inflation Protected Securities Fund	38,925
Institutional High Income Fund	23,182
As of March 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$2,750
Inflation Protected Securities Fund	1,361
Institutional High Income Fund	548
Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among
73 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of March 31, 2025, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Inflation Protected Securities Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.05%
Loomis Sayles Non-Qualified Retirement Plans	5.23%
Loomis Sayles Distribution and Trust	2.34%
Natixis Target Retirement 2015 Fund	0.69%
Natixis Target Retirement 2020 Fund	0.62%
Natixis Target Retirement 2025 Fund	0.79%
Natixis Target Retirement 2030 Fund	0.97%
Natixis Target Retirement 2035 Fund	0.89%
Natixis Target Retirement 2040 Fund	1.01%
Natixis Target Retirement 2045 Fund	0.72%
Natixis Target Retirement 2050 Fund	0.44%
Natixis Target Retirement 2055 Fund	0.09%
18.84%
Institutional High Income Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	7.90%
Loomis Sayles Non-Qualified Retirement Plans	27.72%
Loomis Sayles Employees	22.10%
57.72%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, Natixis Advisors reimbursed the Fund $1,756 for transfer agency expenses related to Class N shares.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 74

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
For the six months ended March 31, 2025, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$90,652	$35,353	$2,690
Inflation Protected Securities Fund	31,822	14,401	1,756
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2025, none of the Funds had borrowings under this agreement.
10.Risk. Certain Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	8	70.27%	—	70.27%
Global Bond Fund	2	16.99%	—	16.99%
Inflation Protected Securities Fund	2	19.46%	18.84%	38.30%
Institutional High Income Fund	1	6.54%	57.72%	64.26%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
75 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	167,941	$1,936,145	3,907,973	$45,782,321
Issued in connection with the reinvestment of distributions	2,030,491	23,310,032	1,647,461	18,830,483
Redeemed	(2,604,171)	(31,286,812)	(6,053,929)	(70,133,881)
Decrease from capital share transactions	(405,739)	$(6,040,635)	(498,495)	$(5,521,077)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Global Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,249,409	$18,260,334	2,032,104	$29,300,539
Redeemed	(2,356,258)	(34,196,595)	(6,287,263)	(89,473,795)
Net change	(1,106,849)	$(15,936,261)	(4,255,159)	$(60,173,256)
Retail Class
Issued from the sale of shares	601,550	$8,475,013	813,172	$11,122,985
Redeemed	(845,415)	(11,991,309)	(3,645,762)	(50,781,176)
Net change	(243,865)	$(3,516,296)	(2,832,590)	$(39,658,191)
Class N
Issued from the sale of shares	565,273	$8,224,033	1,316,532	$18,821,357
Redeemed	(1,228,906)	(17,757,893)	(1,440,886)	(20,641,641)
Net change	(663,633)	$(9,533,860)	(124,354)	$(1,820,284)
Decrease from capital share transactions	(2,014,347)	$(28,986,417)	(7,212,103)	$(101,651,731)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Inflation Protected Securities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	929,034	$8,971,856	1,187,732	$11,335,551
Issued in connection with the reinvestment of distributions	91,520	875,306	237,804	2,274,270
Redeemed	(1,193,472)	(11,419,093)	(5,044,407)	(47,877,415)
Net change	(172,918)	$(1,571,931)	(3,618,871)	$(34,267,594)
Retail Class
Issued from the sale of shares	126,459	$1,212,865	464,079	$4,404,762
Issued in connection with the reinvestment of distributions	37,696	359,884	91,632	874,153
Redeemed	(222,637)	(2,136,156)	(894,964)	(8,440,079)
Net change	(58,482)	$(563,407)	(339,253)	$(3,161,164)
Class N
Issued from the sale of shares	351,879	$3,390,748	687,801	$6,584,465
Issued in connection with the reinvestment of distributions	26,288	251,756	56,604	541,867
Redeemed	(266,416)	(2,565,816)	(579,110)	(5,512,159)
Net change	111,751	$1,076,688	165,295	$1,614,173
Decrease from capital share transactions	(119,649)	$(1,058,650)	(3,792,829)	$(35,814,585)
| 76

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Institutional High Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	600,231	$3,444,100	892,623	$4,929,484
Issued in connection with the reinvestment of distributions	2,455,189	13,699,955	2,913,343	15,702,920
Redeemed	(11,674,150)	(66,216,848)	(4,824,993)	(27,069,779)
Decrease from capital share transactions	(8,618,730)	$(49,072,793)	(1,019,027)	$(6,437,375)
77 |

This Page Intentionally Left Blank

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/26
M-LSFISA-0325

Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2025

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 83.8% of Net Assets

Non-Convertible Bonds — 80.0%
	ABS Car Loan — 0.2%
$148,500	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$148,077
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	273,983
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	289,861
		711,921
	ABS Home Equity — 0.0%
84,181	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.091%, 9/19/2045(b)	43,793
	Aerospace & Defense — 1.5%
500,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	504,612
255,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	257,623
640,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	631,578
105,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	105,357
515,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	542,965
630,000	TransDigm, Inc., 4.625%, 1/15/2029	598,168
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,313,253
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	634,481
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	91,962
		4,679,999
	Automotive — 1.0%
35,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	31,119
1,255,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	1,187,090
305,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	289,820
1,135,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	1,115,421
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	218,016
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	149,397
		2,990,863
	Banking — 1.5%
1,130,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,156,491
Principal Amount	Description	Value (†)

	Banking — continued
$1,795,000	Synchrony Financial, 7.250%, 2/02/2033	$1,847,773
1,560,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,532,818
		4,537,082
	Brokerage — 0.2%
575,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(a)	566,961
	Building Materials — 1.2%
555,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(a)	530,708
210,000	Builders FirstSource, Inc., 6.375%, 6/15/2032(a)	210,611
720,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	593,100
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	313,359
1,910,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,922,129
		3,569,907
	Cable Satellite — 9.1%
435,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	385,401
2,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,485,543
1,685,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,635,260
960,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	928,900
1,520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	1,515,461
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	432,801
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,026
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	600,997
235,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	200,415
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,258,750
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	231,700
1,695,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	1,198,577
2,515,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,431,403
1,660,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,584,014
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,568,536
1,850,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,698,199
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	362,640
1,655,000	DISH DBS Corp., 7.750%, 7/01/2026	1,429,749
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	215,881
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$4,690,457	EchoStar Corp., 10.750%, 11/30/2029	$4,928,558
1,455,000	Time Warner Cable LLC, 7.300%, 7/01/2038	1,527,498
		27,765,309
	Chemicals — 1.7%
2,275,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,954,892
530,000	Chemours Co., 4.625%, 11/15/2029(a)	452,384
2,230,000	Chemours Co., 5.750%, 11/15/2028(a)	2,056,820
805,000	Hercules LLC, 6.500%, 6/30/2029	809,339
		5,273,435
	Construction Machinery — 0.7%
1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,306,623
900,000	United Rentals North America, Inc., 4.000%, 7/15/2030	830,386
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	35,022
		2,172,031
	Consumer Cyclical Services — 0.6%
550,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	500,671
1,465,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,328,479
		1,829,150
	Consumer Products — 0.3%
825,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	798,390
	Diversified Manufacturing — 1.4%
835,000	Esab Corp., 6.250%, 4/15/2029(a)	847,186
2,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	2,124,450
1,290,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,286,917
		4,258,553
	Electric — 0.6%
475,000	Calpine Corp., 4.500%, 2/15/2028(a)	460,487
775,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	679,582
190,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	185,162
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	134,667
530,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	515,603
		1,975,501
	Environmental — 0.6%
505,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	492,516
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	399,225
500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	475,194
375,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	386,555
		1,753,490
	Finance Companies — 2.5%
930,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	927,003
Principal Amount	Description	Value (†)

	Finance Companies — continued
$1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	$1,041,534
1,265,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,284,657
2,340,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	2,309,322
570,000	Navient Corp., 5.000%, 3/15/2027	557,734
1,615,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,446,717
		7,566,967
	Financial Other — 0.1%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	35,756
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	9,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	9,225
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	16,004
226,880	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	8,463
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(f)	1,378
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	2,862
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	4,100
465,055	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(g)	15,454
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	18,220
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	18,424
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	18,104
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	27,005
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	15,403
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	10,451
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	10,500
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,158
74,922	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(g)	8,241
75,104	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(g)	8,261
150,572	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(g)	17,433
226,405	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(g)	26,059
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$226,953	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(g)	$26,270
106,874	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(g)	12,315
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	7,388
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	22,699
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	58,400
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	14,500
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	4,100
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	349
		436,522
	Food & Beverage — 2.1%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	212,081
1,485,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,356,485
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(a)	380,765
2,025,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,893,654
225,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	223,641
295,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	267,179
80,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	74,709
430,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	417,956
1,555,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,564,874
80,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	78,665
		6,470,009
	Gaming — 1.7%
1,910,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,946,557
570,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	583,895
1,445,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,474,715
490,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	452,794
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	461,897
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	399,227
		5,319,085
	Government Owned - No Guarantee — 0.5%
1,575,000	Ecopetrol SA, 8.375%, 1/19/2036	1,534,573
	Health Care REITs — 0.4%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	353,292
715,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	728,366
		1,081,658
Principal Amount	Description	Value (†)

	Health Insurance — 1.0%
$1,365,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	$1,221,873
1,395,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,223,875
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	526,541
		2,972,289
	Healthcare — 2.7%
1,275,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	1,177,110
745,000	DaVita, Inc., 3.750%, 2/15/2031(a)	648,617
330,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(a)	303,789
1,550,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	1,492,738
805,000	Hologic, Inc., 3.250%, 2/15/2029(a)	742,583
185,000	Hologic, Inc., 4.625%, 2/01/2028(a)	181,129
530,000	Insulet Corp., 6.500%, 4/01/2033(a)	538,723
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	781,087
560,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	523,451
460,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	465,855
1,296,165	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(g)	1,283,203
		8,138,285
	Home Construction — 0.4%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(d)(h)	—
1,185,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,138,791
200,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	199,524
		1,338,315
	Independent Energy — 5.7%
155,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	149,086
2,645,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,631,134
840,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	866,869
1,915,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,975,651
1,675,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,720,132
740,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	731,910
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	34,490
1,270,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,238,796
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	416,234
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	334,171
1,460,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	1,435,695
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Independent Energy — continued
$1,285,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	$1,288,311
745,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	759,867
781,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	755,309
1,485,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,528,530
960,000	SM Energy Co., 6.750%, 8/01/2029(a)	945,701
425,000	SM Energy Co., 7.000%, 8/01/2032(a)	417,102
		17,228,988
	Industrial Other — 0.3%
640,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	599,784
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	364,973
		964,757
	Leisure — 2.3%
1,880,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,881,182
1,530,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,523,842
880,000	Carnival Corp., 6.000%, 5/01/2029(a)	873,837
1,470,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	1,452,070
450,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	429,543
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	767,982
85,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	84,649
		7,013,105
	Life Insurance — 0.6%
1,945,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,916,934
	Lodging — 2.9%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,704,777
700,000	Hilton Domestic Operating Co., Inc., 3.750%, 5/01/2029(a)	652,986
795,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	787,160
2,685,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,660,480
1,675,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,536,518
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	820,019
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	649,285
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,011
75,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	75,551
		8,891,787
Principal Amount	Description	Value (†)

	Media Entertainment — 0.8%
$264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	$185,214
422,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	312,966
1,935,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,887,924
		2,386,104
	Metals & Mining — 3.3%
1,540,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(a)	1,514,020
280,000	Capstone Copper Corp., 6.750%, 3/31/2033(a)	278,889
145,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	141,891
1,335,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,280,979
260,000	Commercial Metals Co., 3.875%, 2/15/2031	232,318
1,135,000	Commercial Metals Co., 4.125%, 1/15/2030	1,060,867
730,000	Commercial Metals Co., 4.375%, 3/15/2032	660,722
1,370,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,440,755
1,120,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	772,050
115,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	90,828
2,450,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,449,738
		9,923,057
	Midstream — 6.7%
305,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	298,127
2,170,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	2,081,800
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	263,415
845,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	875,292
1,475,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,552,213
1,865,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	1,836,228
1,359,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	1,316,177
595,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	572,279
510,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	520,768
215,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	232,078
2,145,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,017,984
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Midstream — continued
$1,415,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	$1,393,021
515,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	525,240
510,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	504,688
230,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	194,377
1,300,000	Sunoco LP, 6.250%, 7/01/2033(a)	1,301,361
1,185,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,096,960
735,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	632,578
555,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	504,273
2,680,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	2,543,290
		20,262,149
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.934%, 11/15/2031(a)(b)	36,411
320,584	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.934%, 11/15/2031(a)(b)	105,454
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.758%, 5/10/2047(a)(b)	526,870
385,413	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	360,369
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	442,964
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.198%, 8/10/2044(a)(b)	95,073
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.878%, 7/10/2046(a)(b)	89,101
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.478%, 6/10/2047(a)(b)	55,075
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	427,809
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.213%, 6/15/2044(a)(b)	259,160
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.285%, 10/15/2030(a)(b)	196,579
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	$62,007
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(h)	14,272
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(h)	7,000
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.109%, 11/15/2059(b)	120,756
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)	62,373
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.960%, 6/15/2044(a)(b)	186,050
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.311%, 12/15/2045(b)	441,257
		3,488,580
	Oil Field Services — 0.8%
350,000	Oceaneering International, Inc., 6.000%, 2/01/2028	346,294
235,000	Oceaneering International, Inc., 6.000%, 2/01/2028	232,511
273,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	277,602
942,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	936,051
221,667	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	226,444
420,000	Transocean, Inc., 8.000%, 2/01/2027(a)	418,424
5,000	Transocean, Inc., 8.000%, 2/01/2027	4,981
		2,442,307
	Other REITs — 0.3%
315,000	Service Properties Trust, 8.625%, 11/15/2031(a)	332,298
460,000	Starwood Property Trust, Inc., 6.500%, 10/15/2030(a)	455,734
		788,032
	Packaging — 0.3%
268,672	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(e)(g)	16,121
805,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	721,495
300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028	268,880
		1,006,496
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — 2.8%
$2,080,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$1,679,600
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	288,990
640,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	609,600
810,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	725,403
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	388,694
560,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	543,071
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,366,279
800,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	781,650
790,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	849,735
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	222,906
		8,455,928
	Property & Casualty Insurance — 4.7%
2,730,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,679,997
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	293,826
1,040,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,043,180
1,035,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	1,042,888
3,650,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,718,091
2,295,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,325,629
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	644,430
1,140,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,161,581
1,490,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,471,648
		14,381,270
	Refining — 0.4%
280,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	260,981
1,150,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	1,104,116
		1,365,097
	Restaurants — 2.8%
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,562,675
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,348,472
315,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	302,930
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	29,698
Principal Amount	Description	Value (†)

	Restaurants — continued
$1,310,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	$1,318,270
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	994,037
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	270,510
2,730,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	2,637,042
		8,463,634
	Retailers — 2.0%
2,315,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,090,306
360,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	351,792
350,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	310,863
720,000	Parkland Corp., 4.500%, 10/01/2029(a)	678,976
415,000	Parkland Corp., 6.625%, 8/15/2032(a)	414,762
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	217,144
1,050,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,137,543
1,205,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	976,169
		6,177,555
	Supermarkets — 0.4%
80,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030(a)	76,429
1,045,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(a)	1,055,182
		1,131,611
	Technology — 8.7%
1,250,000	Block, Inc., 3.500%, 6/01/2031	1,099,008
1,710,000	Block, Inc., 6.500%, 5/15/2032(a)	1,727,239
75,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	72,905
695,000	Cloud Software Group, Inc., 9.000%, 9/30/2029(a)	693,186
920,000	CommScope LLC, 9.500%, 12/15/2031(a)	947,600
270,000	Elastic NV, 4.125%, 7/15/2029(a)	251,776
40,000	Entegris, Inc., 3.625%, 5/01/2029(a)	36,771
635,000	Entegris, Inc., 4.375%, 4/15/2028(a)	609,102
80,000	Entegris, Inc., 4.750%, 4/15/2029(a)	77,122
280,000	Entegris, Inc., 5.950%, 6/15/2030(a)	278,575
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	549,619
905,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	859,431
1,260,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,155,026
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	706,341
345,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	330,797
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	71,912
1,475,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	1,460,784
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	209,658
705,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	678,366
547,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	520,970
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$2,150,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	$1,865,448
35,000	Open Text Corp., 3.875%, 12/01/2029, 144A(a)	31,838
2,160,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,969,817
90,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	89,063
747,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	752,436
680,000	Seagate HDD Cayman, 4.091%, 6/01/2029	640,070
325,000	Seagate HDD Cayman, 4.125%, 1/15/2031	294,912
125,000	Seagate HDD Cayman, 4.875%, 6/01/2027	122,732
355,000	Seagate HDD Cayman, 8.250%, 12/15/2029	377,457
1,295,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,190,240
1,655,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,445,049
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	498,835
595,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	588,992
495,000	Western Digital Corp., 2.850%, 2/01/2029	446,855
100,000	Western Digital Corp., 3.100%, 2/01/2032	83,901
28,000	Western Digital Corp., 4.750%, 2/15/2026	27,839
1,805,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,826,741
1,932,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,750,192
		26,338,605
	Wireless — 0.2%
535,000	SoftBank Group Corp., 4.625%, 7/06/2028	510,904
	Wirelines — 0.9%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	498,968
94,000	Fibercop SpA, 6.000%, 9/30/2034(a)	85,612
465,000	Fibercop SpA, 7.200%, 7/18/2036(a)	447,776
282,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	268,100
1,485,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,288,238
		2,588,694
	Total Non-Convertible Bonds (Identified Cost $255,208,273)	243,509,682

Convertible Bonds — 3.8%
	Brokerage — 0.1%
324,000	Coinbase Global, Inc., 0.250%, 4/01/2030	299,538
98,000	Coinbase Global, Inc., 0.250%, 4/01/2030(a)(h)	90,601
		390,139
	Cable Satellite — 0.5%
1,378,762	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(g)	1,538,957
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — 0.3%
$79,000	Booking Holdings, Inc., 0.750%, 5/01/2025	$194,182
693,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	843,381
		1,037,563
	Diversified Manufacturing — 0.1%
259,000	Itron, Inc., 1.375%, 7/15/2030(a)	270,169
	Electric — 0.3%
272,000	Evergy, Inc., 4.500%, 12/15/2027	319,656
148,000	NRG Energy, Inc., 2.750%, 6/01/2048	344,525
189,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	212,139
		876,320
	Financial Other — 0.0%
88,172	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(g)	8,817
	Food & Beverage — 0.1%
187,000	Post Holdings, Inc., 2.500%, 8/15/2027	222,904
	Healthcare — 0.1%
165,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	224,400
	Independent Energy — 0.2%
368,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	387,798
111,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	269,107
		656,905
	Industrial Other — 0.1%
186,000	Fluor Corp., 1.125%, 8/15/2029	197,625
	Leisure — 0.2%
239,000	Carnival Corp., 5.750%, 12/01/2027	398,771
345,000	NCL Corp. Ltd., 1.125%, 2/15/2027	334,823
		733,594
	Media Entertainment — 0.2%
306,000	Sea Ltd., 2.375%, 12/01/2025	450,432
41,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	48,880
		499,312
	Pharmaceuticals — 0.1%
295,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	327,008
	Retailers — 0.0%
71,000	Freshpet, Inc., 3.000%, 4/01/2028	100,359
	Technology — 1.5%
270,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	266,471
785,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(a)(f)	681,772
305,000	Global Payments, Inc., 1.500%, 3/01/2031	287,310
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$420,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	$437,430
93,000	InterDigital, Inc., 3.500%, 6/01/2027	249,752
229,000	Nutanix, Inc., 0.250%, 10/01/2027	304,685
237,000	ON Semiconductor Corp., 0.500%, 3/01/2029	204,128
47,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	161,163
396,000	Parsons Corp., 2.625%, 3/01/2029	394,614
284,000	Seagate HDD Cayman, 3.500%, 6/01/2028	341,936
437,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	511,071
89,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	108,442
147,000	Vertex, Inc., 0.750%, 5/01/2029(a)	174,654
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	15,503
1,030,000	Wolfspeed, Inc., 1.875%, 12/01/2029	221,450
321,000	Workiva, Inc., 1.250%, 8/15/2028	298,209
		4,658,590
	Total Convertible Bonds (Identified Cost $12,463,298)	11,742,662
	Total Bonds and Notes (Identified Cost $267,671,571)	255,252,344

Senior Loans — 6.9%
	Brokerage — 0.5%
831,947	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.325%, 4/07/2028(b)(j)	828,827
343,663	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.325%, 2/28/2031(b)	342,914
451,235	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 2/03/2032(b)(j)	447,571
		1,619,312
	Chemicals — 0.1%
388,080	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.325%, 8/18/2028(b)	386,462
	Consumer Cyclical Services — 1.3%
29,354	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 6/02/2031(k)	29,179
839,801	Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.075%, 6/02/2031(b)(j)	834,813
1,359,857	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.177%, 10/31/2031(b)(j)	1,286,765
954,925	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.075%, 3/15/2030(b)	950,150
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$747,550	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 11/14/2030(b)(j)	$744,747
223,410	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.299%, 8/09/2030(b)(j)	223,019
		4,068,673
	Financial Other — 0.3%
929,351	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.513%, 1/27/2032(b)(j)	927,027
	Healthcare — 1.0%
1,219,230	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.672%, 5/10/2027(b)(j)	1,214,134
44,200	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	44,135
7,800	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(j)	7,789
405,000	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(j)	404,409
584,221	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.049%, 4/18/2031(b)(j)	584,220
576,887	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(l)	576,708
51,800	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.049%, 12/12/2028(b)(j)	51,784
		2,883,179
	Media Entertainment — 0.1%
410,171	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.319%, 2/07/2031(b)	408,719
	Metals & Mining — 0.3%
312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(k)	318,727
547,167	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 10.303%, 12/21/2029(b)(j)	557,771
		876,498
	Property & Casualty Insurance — 1.3%
1,079,993	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.325%, 11/06/2030(b)(j)	1,071,310
1,229,790	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 12/06/2031(b)(j)	1,216,729
784,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(l)	773,219
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$627,399	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.675%, 8/19/2028(b)(j)	$621,012
152,501	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.049%, 5/06/2032(b)(j)	153,551
		3,835,821
	Technology — 2.0%
95,069	CommScope, Inc., 2024 Term Loan, 12/17/2029(l)	94,594
1,633,095	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.575%, 12/17/2029(b)(j)	1,624,929
1,694,443	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 10/31/2031(b)(j)	1,682,802
1,434,872	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.075%, 6/27/2031(b)(j)	1,430,396
221,879	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(l)	205,239
287,000	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(b)(j)	285,746
455,000	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 10/28/2030(l)	453,671
137,947	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.300%, 2/10/2031(b)(j)	137,581
		5,914,958
	Total Senior Loans (Identified Cost $21,004,292)	20,920,649

Shares
Common Stocks— 2.8%
	Aerospace & Defense — 0.1%
677	Lockheed Martin Corp.	302,423
201	Northrop Grumman Corp.	102,914
		405,337
	Air Freight & Logistics — 0.1%
2,156	United Parcel Service, Inc., Class B	237,138
	Banks — 0.0%
417	JPMorgan Chase & Co.	102,290
	Biotechnology — 0.3%
793	AbbVie, Inc.	166,150
10,667	BioMarin Pharmaceutical, Inc.(e)	754,050
		920,200
Shares	Description	Value (†)
	Capital Markets — 0.1%
92	BlackRock, Inc.	$87,076
1,722	Morgan Stanley	200,906
		287,982
	Chemicals — 0.0%
165	Linde PLC	76,831
	Construction Materials — 0.2%
83,615	Cemex SAB de CV, ADR	469,080
	Consumer Staples Distribution & Retail — 0.1%
105	Costco Wholesale Corp.	99,307
920	Walmart, Inc.	80,767
		180,074
	Containers & Packaging — 0.0%
726	Packaging Corp. of America	143,763
	Electric Utilities — 0.1%
1,643	Duke Energy Corp.	200,397
	Electrical Equipment — 0.1%
1,989	Emerson Electric Co.	218,074
	Energy Equipment & Services — 0.0%
90	Mcdermott International Ltd.(e)	1,485
	Financial Services — 0.1%
431	Mastercard, Inc., Class A	236,240
	Ground Transportation — 0.0%
332	Union Pacific Corp.	78,432
	Health Care Equipment & Supplies — 0.0%
842	Abbott Laboratories	111,691
	Health Care Providers & Services — 0.1%
510	Elevance Health, Inc.	221,829
445	UnitedHealth Group, Inc.	233,069
		454,898
	Household Products — 0.2%
1,956	Colgate-Palmolive Co.	183,277
954	Kimberly-Clark Corp.	135,678
999	Procter & Gamble Co.	170,250
		489,205
	Interactive Media & Services — 0.1%
1,656	Alphabet, Inc., Class A	256,084
	Life Sciences Tools & Services — 0.1%
389	Thermo Fisher Scientific, Inc.	193,566
	Machinery — 0.0%
132	Deere & Co.	61,954
	Media — 0.4%
68,328	Altice USA, Inc., Class A(e)	181,752
7,740	Comcast Corp., Class A	285,606
55,480	Paramount Global, Class B	663,541
		1,130,899
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(e)	$3,641
1,674	Exxon Mobil Corp.	199,089
2,583	Williams Cos., Inc.	154,360
		357,090
	Pharmaceuticals — 0.1%
2,221	Bristol-Myers Squibb Co.	135,459
3,654	Merck & Co., Inc.	327,983
		463,442
	Semiconductors & Semiconductor Equipment — 0.2%
1,160	Broadcom, Inc.	194,219
1,996	Microchip Technology, Inc.	96,626
1,515	QUALCOMM, Inc.	232,719
		523,564
	Software — 0.2%
682	Microsoft Corp.	256,016
1,006	Salesforce, Inc.	269,970
		525,986
	Specialty Retail — 0.0%
168	Home Depot, Inc.	61,570
	Technology Hardware, Storage & Peripherals — 0.1%
899	Apple, Inc.	199,695
	Trading Companies & Distributors — 0.0%
448	Fastenal Co.	34,742
	Total Common Stocks (Identified Cost $10,144,300)	8,421,709

Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.5%
	Aerospace & Defense — 0.3%
15,119	Boeing Co., 6.000%	904,570
	Brokerage — 0.0%
2,300	Apollo Global Management, Inc., 6.750%	168,107
	Electric — 0.2%
11,406	PG&E Corp., Series A, 6.000%	510,304
	Total Convertible Preferred Stocks (Identified Cost $1,431,416)	1,582,981
	Total Preferred Stocks (Identified Cost $1,431,416)	1,582,981

Shares	Description	Value (†)

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(h)	$—
25,233	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(h)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount
Short-Term Investments — 8.3%
$15,975,757	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $15,976,867 on 4/01/2025 collateralized by $15,937,600 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $16,295,303 including accrued interest (Note 2 of Notes to Financial Statements)	15,975,757
9,195,000	U.S. Treasury Bills, 4.188%–4.195%, 6/05/2025(m)(n)(o)	9,125,354
	Total Short-Term Investments (Identified Cost $25,101,122)	25,101,111
	Total Investments — 102.3% (Identified Cost $325,387,927)	311,278,794
	Other assets less liabilities — (2.3)%	(6,880,615)
	Net Assets — 100.0%	$304,398,179

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $208,949,915 or 68.6% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(k)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	138	$28,512,113	$28,589,719	$77,606
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	25	$2,686,870	$2,703,907	$(17,037)
CBOT U.S. Long Bond Futures	6/18/2025	13	1,527,485	1,524,656	2,829
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	1	123,374	122,250	1,124
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	11	1,250,091	1,255,375	(5,284)
Total					$(18,368)
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Technology	12.2%
Cable Satellite	9.6
Midstream	6.7
Property & Casualty Insurance	6.0
Independent Energy	5.9
Healthcare	3.8
Metals & Mining	3.6
Pharmaceuticals	3.0
Lodging	2.9
Restaurants	2.8
Finance Companies	2.5
Leisure	2.5
Food & Beverage	2.2
Consumer Cyclical Services	2.2
Retailers	2.0
Other Investments, less than 2% each	26.1
Short-Term Investments	8.3
Total Investments	102.3
Other assets less liabilities (including futures contracts)	(2.3)
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.6% of Net Assets
	ABS Car Loan — 9.1%
$2,890,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$2,936,729
725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	727,182
2,425,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	2,423,981
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,188,472
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,168,529
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	919,394
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,789,588
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,417,953
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	449,677
620,159	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	621,122
1,270,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.340%, 4/17/2028	1,275,001
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,069,305
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	816,041
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,369,033
1,680,000	CarMax Select Receivables Trust, Series 2025-A, 4.770%, 9/17/2029	1,677,551
508,749	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	495,076
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,322,832
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,184,181
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	823,431
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,556,848	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	$1,565,757
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,666,614
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	448,895
4,965,000	Carvana Auto Receivables Trust, Series 2025-P1, 4.550%, 5/10/2030	4,966,375
1,250,000	Chase Auto Owner Trust, Series 2024-1A, 5.160%, 11/26/2029(a)	1,268,226
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,878,462
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,205,658
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,076,495
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,344,687
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	385,246
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,118,491
790,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	788,545
712,132	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	713,222
595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	602,971
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,050,570
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	954,546
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	333,329
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,778,856
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	132,169
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,486,829
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$510,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	$510,796
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	652,840
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,086,076
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,828,396
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	180,002
1,695,000	GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, 3/22/2027	1,703,455
2,085,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, 2/20/2029	2,095,208
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,071,045
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	492,886
565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	574,160
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,222,488
330,869	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	334,125
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	4,115,724
1,565,000	Hyundai Auto Receivables Trust, Series 2025-A, 4.610%, 4/15/2031	1,551,784
835,000	Hyundai Auto Receivables Trust, Series 2025-A, 4.760%, 6/15/2032	827,448
1,059,545	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	1,054,649
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,663,553
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,044,886
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	337,020
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,250,000	LAD Auto Receivables Trust, Series 2025-1A, Class A4, 4.790%, 4/15/2030(a)	$1,255,398
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,570,121
1,536,678	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	1,552,099
3,085,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, 4.550%, 2/15/2030(a)	3,078,225
1,640,766	Onemain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 5.950%, 3/14/2029(a)(b)	1,646,106
632,574	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.790%, 1/22/2029(a)	637,041
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,019,039
94,753	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	94,753
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,117,800
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	510,767
1,610,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	1,622,168
395,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.620%, 11/15/2028	395,540
915,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.740%, 1/16/2029	914,984
1,910,000	Santander Drive Auto Receivables Trust, Series 2025-2, 4.670%, 8/15/2029	1,914,469
3,465,000	Santander Drive Auto Receivables Trust, Series 2025-2, 5.470%, 5/15/2031	3,454,927
575,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.240%, 1/22/2029(a)	578,600
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	721,214
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	202,375
523,696	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	523,672
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	127,982
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	$301,010
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,658,297
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,855,688
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	106,572
2,184,921	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	2,187,095
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,650,011
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,241,296
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,523,409
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,003,802
1,437,403	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,449,082
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,354,866
1,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	1,174,928
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,589,373
368,000	World Omni Auto Receivables Trust, Series 2024-B, Class A3, 5.270%, 9/17/2029	371,794
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	500,797
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, 4.490%, 5/15/2030	1,046,458
		152,739,320
	ABS Credit Card — 0.6%
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,386,988
3,344,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	3,373,425
Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$1,933,685
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,412,513
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,059,577
		9,166,188
	ABS Home Equity — 4.8%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,322,474
289,410	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	286,379
1,276,985	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.077%, 9/27/2060(a)(b)	1,272,196
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	897,360
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,573,082
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,391,651
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,172,436
621,927	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.873%, 5/19/2034(b)(c)	589,421
1,388,550	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,210,724
8,531,846	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.371%, 11/25/2048(a)(b)(c)(d)	101,561
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,061,584
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	711,423
376,317	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	369,269
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,542,456
587,091	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	565,444
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.721%, 9/25/2057(a)(b)	3,837,206
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$4,275	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.303%, 7/25/2035(b)(c)	$3,939
1,193,232	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,100,740
1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,610,414
675,177	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	627,148
108,965	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	103,162
30,350	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	29,923
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,657,230
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,844,512
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,354,173
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	798,665
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,653,300
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	4,987,543
236,177	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	232,003
373,955	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	366,467
1,027,082	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	997,589
1,248,487	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	1,260,459
798	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	454
7,405	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	3,151
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	5,459,071
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,770,838
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$484,774	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	$473,134
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,962,489
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,990,462
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,554,764
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,104,503
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,231,348
1,672,452	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,646,974
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,211,770
472,321	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.892%, 11/25/2036(b)(c)	403,814
		79,344,705
	ABS Other — 7.7%
3,181,252	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	3,207,212
501,925	AASET Trust, Series 2024-1A, Class A2, 6.261%, 5/16/2049(a)	512,043
1,545,358	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	1,556,339
723,151	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	712,365
336,458	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	338,811
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,753,347
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,789,975
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	557,598
1,288,348	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,300,032
3,725,000	American Tower Trust #1, 5.490%, 3/15/2053, 144A(a)	3,784,292
3,287,401	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	3,320,469
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$2,618,550	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, 4.723%, 6/05/2049(a)	$2,569,313
4,612,827	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	4,213,331
1,750,805	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,737,400
392,827	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	396,362
495,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	476,899
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,852,623
299,895	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	304,291
1,550,000	BHG Securitization Trust, Series 2025-1CON, 4.820%, 4/17/2036(a)	1,545,232
350,000	BHG Securitization Trust, Series 2025-1CON, 5.260%, 4/17/2036(a)	348,684
2,145,930	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	2,126,535
2,304,775	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,163,886
2,231,838	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,103,590
112,355	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	108,546
1,581,050	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,468,421
2,880,323	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	2,619,398
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,754,047
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,398,037
1,573,030	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,600,953
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,904,693
1,250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, 4.650%, 5/20/2049(a)	1,184,616
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	997,815
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,112,015	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	$1,140,377
770,299	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	773,386
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	453,343
604,609	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	610,521
465,000	Foundation Finance Trust, Series 2025-1A, 4.950%, 4/15/2050(a)	463,241
2,383,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,424,376
1,615,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,664,568
312,727	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	314,681
615,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, 5.220%, 3/25/2060(a)	614,188
1,366,119	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,329,032
2,121,143	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	2,161,834
335,456	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	336,989
2,561,426	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	2,595,239
293,293	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	281,721
405,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	412,262
903,155	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	890,186
1,196,500	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	1,151,739
224,993	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	224,566
660,599	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	615,774
740,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	755,259
215,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	216,826
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	$288,671
401,531	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	394,831
2,958,233	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,863,930
186,888	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	176,056
1,297,001	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,283,986
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	587,120
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	5,006,480
2,506,507	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,532,015
485,774	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	485,937
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	701,778
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	401,649
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,669,272
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,064,177
515,541	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.880%, 11/20/2029(a)	519,506
3,820,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,846,572
738,150	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	720,652
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,473,689
165,416	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	164,390
129,431	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	126,327
399,914	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	402,135
960,753	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	961,725
Principal Amount	Description	Value (†)
	ABS Other — continued
$3,529,416	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	$3,258,717
1,781,511	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,757,619
1,336,471	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,237,953
562,768	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	548,206
119,006	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	108,343
864,975	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	820,729
302,102	Sunnova Sol III Issuer LLC, Series 2021-1, 2.580%, 4/28/2056(a)	249,602
1,490,185	Sunrun Atlas Issuer LLC, Series 2019-2, 3.610%, 2/01/2055(a)	1,392,611
319,787	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	277,652
660,096	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	633,432
458,799	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	463,156
1,353,266	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,267,907
605,875	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	609,329
3,793,036	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,554,978
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	893,660
1,098,559	Vivint Solar Financing V LLC, Series 2018-1A, 4.730%, 4/30/2048(a)	1,033,613
1,671,873	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,688,141
2,283,777	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,135,403
393,795	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	393,173
2,715,980	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,562,734
2,443,184	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,245,239
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$495,426	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	$513,481
1,795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,845,881
		129,299,720
	ABS Residential Mortgage — 0.0%
8,500	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	8,367
598,110	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	603,537
		611,904
	ABS Student Loan — 2.0%
1,791,956	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,828,224
370,194	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	333,771
497,446	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	433,822
853,485	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	803,312
1,072,007	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,049,315
575,717	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	564,868
519,706	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	501,497
488,544	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	461,827
825,144	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	772,064
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,369,964
837,003	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	774,184
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	803,632
1,013,249	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	920,878
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$838,206	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	$754,889
1,265,186	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	1,133,001
1,403,044	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,413,760
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,429,490
273,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.300%, 6/15/2032(b)	272,210
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.250%, 6/15/2032(b)	49,855
102,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.300%, 3/15/2033(b)	101,789
1,521,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.300%, 3/15/2033(b)	1,517,856
160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.410%, 9/15/2032(b)	159,883
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.410%, 9/15/2032(b)	128,919
1,110,464	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 5.234%, 2/15/2036(a)(b)	1,110,118
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	111,607
556,743	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	549,152
1,635,463	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	1,612,478
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	5,216,716
533,084	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	476,432
684,852	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	639,563
1,395,406	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	1,394,988
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$1,255,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	$1,283,592
113,750	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	112,796
2,273,042	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,181,277
1,324,000	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,169,460
		33,437,189
	ABS Whole Business — 0.3%
4,789,562	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,702,653
475,200	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	488,282
		5,190,935
	Agency Commercial Mortgage-Backed Securities — 7.0%
4,398,619	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,939,163
48,876,309	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.083%, 5/25/2025(b)(c)(d)	474
33,157,739	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.483%, 9/25/2025(b)(c)(d)	55,472
14,757,292	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.615%, 11/25/2025(b)(c)(d)	40,549
8,500,124	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 0.884%, 12/25/2025(b)(c)(d)	38,952
14,534,592	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.159%, 1/25/2026(b)(c)(d)	100,450
6,671,755	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.327%, 3/25/2026(b)(c)(d)	66,596
25,259,596	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.148%, 7/25/2026(b)(c)(d)	274,572
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,840,939	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.900%, 8/25/2026(b)(c)(d)	$77,155
23,543,359	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.291%, 9/25/2026(b)(c)(d)	63,973
85,411,381	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.052%, 10/25/2026(b)(c)(d)	87,390
18,101,043	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.636%, 11/25/2029(b)(d)	445,503
17,333,005	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.519%, 1/25/2030(b)(d)	1,024,554
11,378,490	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.589%, 1/25/2030(b)(d)	709,085
13,679,103	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.691%, 3/25/2030(b)(d)	923,298
14,308,670	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.224%, 8/25/2030(b)(d)	758,756
254,127,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.147%, 1/25/2032(b)(d)	2,415,733
32,655,475	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(d)	615,686
79,077,525	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(d)	1,438,025
35,808,467	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.343%, 4/25/2055(b)(d)	772,987
45,946,245	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.326%, 4/25/2032(b)(d)	982,193
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$19,739,210	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.316%, 6/25/2055(b)(d)	$410,923
66,458,839	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2032(b)(d)	1,080,820
51,412,919	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.359%, 6/25/2032(b)(d)	1,239,463
82,117,823	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.265%, 8/25/2032(b)(d)	1,578,633
102,955,604	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(d)	2,275,051
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.181%, 11/25/2032(b)(d)	1,477,280
3,343,223	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.854%, 8/25/2034(b)(c)(d)	178,445
20,551,881	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.576%, 10/25/2034(b)(d)	831,632
51,883,699	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.509%, 5/25/2035(b)(d)	5,696,970
53,715,186	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.323%, 7/25/2035(b)(d)	5,158,323
13,727,425	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(b)(d)	563,570
95,335,270	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.979%, 8/25/2036(b)(d)	7,341,941
121,983,846	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.009%, 8/25/2033(b)(d)	465,625
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$37,531	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 5.007%, 12/25/2028(b)	$37,633
15,817	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.987%, 7/25/2029(b)	15,847
5,522,188	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.017%, 8/25/2025(b)(c)(d)	54
21,581,684	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.113%, 12/25/2026(b)(c)(d)	31,190
22,482,708	Federal National Mortgage Association, Series 2019-M17, Class X, 0.321%, 8/25/2034(b)(c)(d)	297,187
13,561,566	Federal National Mortgage Association, Series 2020-M33, Class X, 1.905%, 6/25/2028(b)(d)	378,986
15,623,356	Federal National Mortgage Association, Series 2020-M37, Class X, 0.998%, 4/25/2032(b)(d)	603,296
14,957,259	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.894%, 8/25/2034(b)(d)	903,982
14,360,234	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.610%, 6/25/2041(b)(c)(d)	278,882
22,548,593	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.565%, 8/25/2041(b)(d)	602,665
86,885,242	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.002%, 11/25/2041(b)(d)	1,102,139
2,752,847	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	27,738
1,270,901	Government National Mortgage Association, Series 2006-51, 0.942%, 8/16/2046(b)(c)(d)	24,061
3,732,596	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,809,958
3,680,604	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	325
1,563,757	Government National Mortgage Association, Series 2010-124, 1.014%, 12/16/2052(b)(c)(d)	23,473
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$217,127	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	$8,507
1,404,233	Government National Mortgage Association, Series 2011-119, 0.144%, 8/16/2051(b)(c)(d)	1,614
2,437,013	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	2,501,343
486,083	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,302
16,709,476	Government National Mortgage Association, Series 2012-142, 0.170%, 4/16/2054(b)(c)(d)	41,186
3,487,619	Government National Mortgage Association, Series 2012-23, 0.238%, 6/16/2053(b)(c)(d)	23,012
3,601,211	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	35
4,757,878	Government National Mortgage Association, Series 2012-79, 0.351%, 3/16/2053(b)(c)(d)	41,230
18,362,273	Government National Mortgage Association, Series 2012-85, 0.330%, 9/16/2052(b)(c)(d)	144,037
732,364	Government National Mortgage Association, Series 2013-175, 0.146%, 5/16/2055(b)(c)(d)	1,196
2,047,558	Government National Mortgage Association, Series 2014-101, 0.547%, 4/16/2056(b)(c)(d)	29,301
9,161,539	Government National Mortgage Association, Series 2014-130, Class IB, 0.190%, 8/16/2054(b)(c)(d)	42,056
6,564,221	Government National Mortgage Association, Series 2014-24, Class IX, 0.136%, 1/16/2054(b)(c)(d)	19,846
4,501,610	Government National Mortgage Association, Series 2014-70, 0.475%, 3/16/2049(b)(c)(d)	62,467
3,205,866	Government National Mortgage Association, Series 2014-86, 0.415%, 4/16/2056(b)(c)(d)	35,446
12,857,196	Government National Mortgage Association, Series 2015-120, 0.599%, 3/16/2057(b)(c)(d)	246,746
8,478,225	Government National Mortgage Association, Series 2015-146, Class IB, 0.117%, 7/16/2055(b)(c)(d)	29,821
5,211,978	Government National Mortgage Association, Series 2015-171, 0.830%, 11/16/2055(b)(c)(d)	156,594
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,004,344	Government National Mortgage Association, Series 2015-189, Class IG, 0.602%, 1/16/2057(b)(c)(d)	$134,301
3,192,835	Government National Mortgage Association, Series 2015-21, 0.678%, 7/16/2056(b)(c)(d)	87,617
10,496,036	Government National Mortgage Association, Series 2015-32, 0.572%, 9/16/2049(b)(c)(d)	219,888
6,653,399	Government National Mortgage Association, Series 2015-6, 0.456%, 2/16/2051(b)(c)(d)	92,375
2,560,876	Government National Mortgage Association, Series 2015-68, 0.324%, 7/16/2057(b)(c)(d)	34,218
10,536,118	Government National Mortgage Association, Series 2015-70, 0.561%, 12/16/2049(b)(c)(d)	201,860
4,516,054	Government National Mortgage Association, Series 2015-73, 0.406%, 11/16/2055(b)(c)(d)	53,665
15,915,220	Government National Mortgage Association, Series 2016-132, 0.613%, 7/16/2056(b)(c)(d)	345,792
6,337,024	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	312,563
4,153,702	Government National Mortgage Association, Series 2017-128, 0.977%, 12/16/2056(b)(c)(d)	222,219
20,541,698	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	742,537
23,416,432	Government National Mortgage Association, Series 2017-90, 0.722%, 1/16/2059(b)(d)	964,595
7,205,282	Government National Mortgage Association, Series 2018-110, 0.602%, 1/16/2060(b)(c)(d)	280,257
11,587,868	Government National Mortgage Association, Series 2018-129, 0.620%, 7/16/2060(b)(d)	456,907
4,209,718	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	276,966
11,344,378	Government National Mortgage Association, Series 2018-143, 0.500%, 10/16/2060(b)(d)	589,295
10,464,017	Government National Mortgage Association, Series 2018-2, 0.704%, 12/16/2059(b)(d)	455,764
28,679,830	Government National Mortgage Association, Series 2018-82, 0.463%, 5/16/2058(b)(d)	862,873
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$18,672,456	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	$604,353
17,040,423	Government National Mortgage Association, Series 2019-116, 0.623%, 12/16/2061(b)(d)	783,928
9,323,353	Government National Mortgage Association, Series 2019-75, 0.853%, 12/16/2060(b)(d)	561,981
6,886,020	Government National Mortgage Association, Series 2019-94, 0.955%, 8/16/2061(b)(c)(d)	425,016
44,421,079	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,600,850
18,602,611	Government National Mortgage Association, Series 2020-128, 0.915%, 10/16/2062(b)(d)	1,256,495
29,625,837	Government National Mortgage Association, Series 2020-130, 1.008%, 8/16/2060(b)(d)	2,101,112
39,253,926	Government National Mortgage Association, Series 2020-136, 1.015%, 8/16/2062(b)(d)	2,891,209
34,824,646	Government National Mortgage Association, Series 2020-172, 1.139%, 9/16/2062(b)(d)	2,746,543
15,524,288	Government National Mortgage Association, Series 2020-174, 0.847%, 1/16/2063(b)(d)	997,384
35,638,785	Government National Mortgage Association, Series 2020-179, 1.010%, 9/16/2062(b)(d)	2,422,297
39,588,689	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,722,110
33,704,508	Government National Mortgage Association, Series 2020-26, 0.703%, 10/15/2061(b)(d)	1,575,315
8,937,262	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	632,276
40,093,608	Government National Mortgage Association, Series 2021-106, 0.856%, 4/16/2063(b)(d)	2,654,838
39,485,359	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(d)	2,520,627
42,935,377	Government National Mortgage Association, Series 2021-128, 0.995%, 6/16/2061(b)(d)	2,817,844
52,958,379	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,659,016
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$51,439,471	Government National Mortgage Association, Series 2021-133, 0.882%, 7/16/2063(b)(d)	$3,434,974
10,918,294	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	634,255
46,699,854	Government National Mortgage Association, Series 2021-151, 0.918%, 4/16/2063(b)(d)	3,126,789
49,499,006	Government National Mortgage Association, Series 2021-163, 0.801%, 3/16/2064(b)(d)	2,904,666
19,857,696	Government National Mortgage Association, Series 2021-180, 0.914%, 11/16/2063(b)(d)	1,425,802
36,065,495	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	2,884,013
33,427,817	Government National Mortgage Association, Series 2021-33, 0.843%, 10/16/2062(b)(d)	2,167,202
29,093,201	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,775,442
44,597,144	Government National Mortgage Association, Series 2021-52, 0.721%, 4/16/2063(b)(d)	2,336,101
27,345,997	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,563,256
		117,213,783
	Collateralized Mortgage Obligations — 11.9%
1,205,971	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,148,279
130,246	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	16,380
39,543	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	5,658
148,821	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 6.289%, 5/15/2035(b)(c)	149,308
1,949,973	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 2.737%, 5/15/2036(b)(c)(d)	212,675
591,136	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.157%, 10/15/2036(b)(c)(d)	52,362
657,964	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 1.787%, 2/15/2038(b)(c)(d)	57,722
202,449	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 5.129%, 2/15/2038(b)(c)	215,551
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$190,111	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 5.780%, 2/15/2038(b)(c)	$189,724
724,365	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.534%, 6/15/2048(b)	665,953
217,073	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.289%, 12/15/2036(b)(c)	217,512
810,299	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.037%, 10/15/2040(b)(c)(d)	67,493
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.266%, 2/15/2041(b)(c)	126,090
768,571	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 1.437%, 9/15/2041(b)(c)(d)	63,826
1,052,636	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 1.684%, 8/15/2040(b)	1,066,621
672,317	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 1.687%, 8/15/2032(b)(c)(d)	39,109
3,996,237	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 1.687%, 11/15/2042(b)(c)(d)	491,422
1,955,210	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 2.099%, 6/15/2039(b)(c)(d)	170,763
992,649	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	173,831
3,120,422	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 1.637%, 4/15/2047(b)(c)(d)	264,629
1,198,467	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	215,025
2,504,490	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	481,726
6,338,842	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.776%, 4/15/2042(b)(d)	995,063
127,261	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.360%, 11/25/2044(b)(d)	24,116
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	271,318
14,362,773	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.429%, 12/15/2048(b)(d)	967,212
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$270,750	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.889%, 4/25/2052(b)(d)	$10,182
21,247,399	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	21,561,274
59,700,858	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	59,447,738
40,732,587	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	40,873,680
1,897,297	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. MTA + 1.400%, 6.035%, 7/25/2044(b)	1,826,110
519,168	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	497,557
651,600	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 8.088%, 6/25/2035(b)(c)	749,982
584,899	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 7.868%, 6/25/2036(b)(c)	685,653
26,490	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 2.846%, 8/25/2036(b)(c)(d)	2,688
167,558	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 10.729%, 8/25/2036(b)(c)	217,841
474,261	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.496%, 8/25/2038(b)	459,989
129,834	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.836%, 11/25/2038(b)(c)	125,865
485,916	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.543%, 3/25/2039(b)(c)	446,919
48,334	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.846%, 12/25/2039(b)(c)	43,362
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.233%, 11/25/2040(b)	253,093
1,946,694	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 1.396%, 6/25/2041(b)(c)(d)	159,570
996,365	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.046%, 3/25/2042(b)(c)(d)	122,720
672,389	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 1.496%, 3/25/2042(b)(c)(d)	54,340
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,482,217	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 1.546%, 9/25/2042(b)(c)(d)	$221,726
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 1.326%, 7/25/2043(b)(c)	329,500
1,187,581	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.146%, 11/25/2043(b)(c)(d)	124,686
1,165,270	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 1.696%, 8/25/2042(b)(c)(d)	94,677
3,157,612	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	423,910
8,927,664	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 1.596%, 4/25/2044(b)(c)(d)	760,243
590,131	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 1.596%, 5/25/2044(b)(c)(d)	45,513
285,345	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 5.500%, 5/25/2041(b)(c)	232,642
5,424,109	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 1.646%, 4/25/2046(b)(c)(d)	405,829
1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 4.500%, 11/25/2042(b)	833,358
5,722,016	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 1.646%, 10/25/2034(b)(d)	323,677
7,129,801	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 1.646%, 9/25/2046(b)(d)	454,653
4,559,828	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 1.646%, 9/25/2046(b)(d)	268,341
2,872,208	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 1.646%, 11/25/2046(b)(c)(d)	258,285
2,986,078	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 1.646%, 11/25/2046(b)(c)(d)	208,402
3,255,067	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.196%, 12/25/2046(b)(c)(d)	243,338
4,727,343	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 1.696%, 4/25/2047(b)(c)(d)	270,698
32,583,744	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	1,110,063
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$8,928,982	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	$1,658,076
2,531,185	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	505,171
13,064,354	Federal National Mortgage Association, Series 2021-24, REMICS, 1.098%, 3/25/2059(b)(d)	751,650
19,172,320	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	19,183,043
172,886	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	20,706
43,284	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	6,409
183,127	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	24,182
118,392	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	15,331
454,461	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	74,599
182,786	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	30,129
103,590	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	17,595
246,305	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	43,178
101,746	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	19,594
111,108	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	17,997
158,967	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	30,328
138,499	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	20,992
67,720	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	10,441
93,562	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	15,550
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$55,281	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	$9,790
16,248	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,855
493,916	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	77,679
168,619	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	30,829
79,426	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	8,782
112,288	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	6,969
80,469	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	14,275
12,105	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,570
383,018	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	385,031
40,107	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 5.118%, 2/20/2060(b)(c)	39,759
30,307	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.773%, 5/20/2059(b)(c)	29,810
34,600	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 10/20/2060(b)(c)	34,142
48,844	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.923%, 12/20/2060(b)(c)	48,305
17,071	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.923%, 3/20/2061(b)(c)	16,885
15,725	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 5.023%, 10/20/2061(b)(c)	15,571
28,312	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.890%, 10/20/2061(b)(c)	27,370
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,151	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	$3,732
303,752	Government National Mortgage Association, Series 2012-H22, Class HD, 5.309%, 1/20/2061(b)(c)	299,801
1,867	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,838
109,302	Government National Mortgage Association, Series 2012-H24, Class HI, 1.242%, 10/20/2062(b)(c)(d)	7,959
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 5.000%, 5/20/2043(b)(c)	587,992
80,597	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.743%, 1/20/2063(b)(c)	77,828
27,040	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	26,020
595,680	Government National Mortgage Association, Series 2013-H13, Class SI, 1.306%, 6/20/2063(b)(c)(d)	22,557
1,551,234	Government National Mortgage Association, Series 2013-H16, Class AI, 1.468%, 7/20/2063(b)(c)(d)	35,246
255,823	Government National Mortgage Association, Series 2013-H18, Class EI, 2.057%, 7/20/2063(b)(c)(d)	21,920
203,764	Government National Mortgage Association, Series 2013-H18, Class JI, 1.375%, 8/20/2063(b)(c)(d)	3,704
58,687	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 5.023%, 8/20/2063(b)(c)	58,117
1,203,458	Government National Mortgage Association, Series 2014-H24, Class HI, 0.893%, 9/20/2064(b)(c)(d)	25,214
1,779,888	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.297%, 10/20/2064(b)	1,768,115
112,818	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	109,666
356,379	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	345,836
7,527	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.703%, 5/20/2063(b)(c)	7,170
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,956	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 4.623%, 4/20/2063(b)(c)	$5,710
11,641	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.721%, 3/20/2065(b)(c)	11,185
543	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.123%, 10/20/2065(b)(c)	527
152,744	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.589%, 9/20/2065(b)(c)	146,423
2,559	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.103%, 8/20/2061(b)(c)	2,480
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(b)	1,030,566
353,386	Government National Mortgage Association, Series 2016-23, Class PA, 5.545%, 7/20/2037(b)(c)	350,201
6,662,218	Government National Mortgage Association, Series 2016-H01, Class AI, 1.851%, 1/20/2066(b)(c)(d)	193,581
8,322,082	Government National Mortgage Association, Series 2016-H09, Class JI, 2.329%, 4/20/2066(b)(c)(d)	292,850
92,204	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.414%, 8/20/2063(b)(c)	88,173
23,074	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.474%, 8/20/2066(b)(c)	22,137
12,823	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.897%, 6/20/2061(b)(c)	11,704
3,185,075	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	350,623
1,121,435	Government National Mortgage Association, Series 2017-H05, Class AI, 2.462%, 1/20/2067(b)(c)(d)	46,085
135,403	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.654%, 8/20/2068(b)(c)	128,447
8,715,608	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.260%, 5/20/2068(b)	8,072,800
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	215,328
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	$247,922
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.116%, 2/20/2044(b)(d)	1,023,560
1,903,064	Government National Mortgage Association, Series 2019-44, Class BS, 1.616%, 4/20/2049(b)(c)(d)	165,045
7,712,487	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	7,299,895
7,875,990	Government National Mortgage Association, Series 2019-70, Class SK, 1.566%, 8/20/2043(b)(d)	724,308
2,294,902	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.234%, 1/20/2069(b)	2,169,651
2,351,219	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,235,332
2,079,298	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	349,633
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,938,726
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	866,654
11,037,429	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,409,055
30,707,583	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	106,615
5,491,846	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	33,160
1,013,347	Government National Mortgage Association, Series 2021-H17, 0.066%, 3/20/2070(b)(c)(d)	19,565
		199,653,721
	Mortgage Related — 39.8%
6,936,790	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,676,773
1,448,377	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,185,271
6,139,634	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,102,853
7,591,630	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,321,513
7,219,376	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,515,850
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$16,636,909	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	$15,525,739
1,126,259	Federal National Mortgage Association, 2.000%, 10/01/2050	877,561
295,732	Federal National Mortgage Association, 2.000%, 12/01/2050	230,422
3,857,573	Federal National Mortgage Association, 2.500%, 6/01/2050	3,246,710
3,687,736	Federal National Mortgage Association, 2.500%, 6/01/2050	3,104,181
3,450,053	Federal National Mortgage Association, 2.500%, 6/01/2050	2,891,172
4,433,517	Federal National Mortgage Association, 2.500%, 9/01/2050	3,726,406
3,758,585	Federal National Mortgage Association, 2.500%, 10/01/2050	3,146,199
8,865,510	Federal National Mortgage Association, 2.500%, 1/01/2052	7,387,807
78,746,360	Federal National Mortgage Association, 2.500%, 2/01/2052	65,448,699
5,043,432	Federal National Mortgage Association, 2.500%, 2/01/2052	4,204,371
1,944,070	Federal National Mortgage Association, 2.500%, 7/01/2053	1,620,344
8,813,641	Federal National Mortgage Association, 2.500%, 12/01/2061	7,127,914
107,365,739	Federal National Mortgage Association, 2.500%, 3/01/2062	86,830,502
40,505,517	Federal National Mortgage Association, 2.500%, 3/01/2062	32,758,355
20,183,328	Federal National Mortgage Association, 2.500%, 3/01/2062	16,322,964
79,870,759	Federal National Mortgage Association, 2.500%, 5/01/2062	64,594,295
60,470,369	Federal National Mortgage Association, 2.500%, 5/01/2062	48,904,135
12,694,204	Federal National Mortgage Association, 2.500%, 12/01/2063	10,139,951
1,559,646	Federal National Mortgage Association, 3.000%, 10/01/2047	1,375,180
1,912,898	Federal National Mortgage Association, 3.000%, 7/01/2049	1,674,233
32,355,936	Federal National Mortgage Association, 3.000%, 2/01/2052	28,289,236
32,131,413	Federal National Mortgage Association, 3.000%, 2/01/2052	28,045,095
27,062,497	Federal National Mortgage Association, 3.000%, 6/01/2052	23,513,035
3,112,258	Federal National Mortgage Association, 3.000%, 6/01/2063	2,646,388
15,590,181	Federal National Mortgage Association, 3.000%, 12/01/2063	13,048,215
16,919,472	Federal National Mortgage Association, 3.000%, 6/01/2064	14,118,676
35,030,861	Federal National Mortgage Association, 3.500%, 9/01/2062	31,031,195
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$16,916,923	Federal National Mortgage Association, 3.500%, 12/01/2063	$14,922,395
24,660,601	Federal National Mortgage Association, 3.500%, 6/01/2064	21,568,458
449,192	Federal National Mortgage Association, 4.000%, 1/01/2052	415,987
9,573,636	Federal National Mortgage Association, 5.500%, 10/01/2054	9,563,556
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
30,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 5/01/2055(e)	29,934,340
20,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 5/01/2055(e)	20,291,746
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 5/01/2055(e)	21,633,822
		664,961,552
	Non-Agency Commercial Mortgage-Backed Securities — 8.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,410,945
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,240,623
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,589,141
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,237,598
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	668,475
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,653,798
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,759,481
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	980,689
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,247,359
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,185,783
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,785,150
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,487,458
2,325,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.217%, 4/15/2037(a)(b)	2,325,510
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.159%, 1/17/2039(a)(b)	2,745,004
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	$1,477,659
720,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	720,544
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.762%, 3/15/2042(a)(b)	4,462,826
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	473,092
3,305,000	CHI Commercial Mortgage Trust, Series 2025-SFT, 5.665%, 4/15/2042(a)(b)	3,321,403
1,611,998	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,514,326
132,054	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	131,622
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,621,000
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,838,056
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,982,427
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,200,363
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,581,137
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.584%, 10/15/2043(a)(b)	5,099,288
3,100,818	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.514%, 7/15/2038(a)(b)	3,097,911
3,161,449	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.134%, 7/15/2038(a)(b)	3,157,497
3,590,864	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	3,067,933
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	5,032,196
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	516,442
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	$1,848,003
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.478%, 6/10/2047(b)	1,611,203
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,660,994
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,356,444
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,797,575
624,647	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.578%, 12/15/2047(a)(b)	605,920
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,882,379
950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	940,644
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	702,231
450,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	448,944
99,641	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.225%, 6/15/2047(b)	98,266
382,875	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.213%, 6/15/2044(a)(b)	378,289
3,283,019	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.706%, 2/05/2035(a)(b)	3,118,868
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,301,510
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,390,543
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,834,421
1,071,824	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,016,882
495,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	505,842
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	$1,085,115
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(f)	3,531,450
540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	540,741
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,282,547
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,919,360
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,653,780
11,642	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	11,424
		140,136,111
	Total Bonds and Notes (Identified Cost $1,620,120,872)	1,531,755,128

Collateralized Loan Obligations — 4.6%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2034(a)(b)	2,226,204
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.453%, 7/20/2031(a)(b)	5,236,965
4,000,000	Bridge Street CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.220%, 0.000%, 4/20/2038(a)(b)(g)	3,991,208
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.964%, 1/15/2031(a)(b)	3,835,947
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 5.929%, 11/22/2031(a)(b)	1,383,615
1,739,472	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 6.234%, 12/15/2039(a)(b)	1,740,008
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.055%, 4/20/2031(a)(b)	2,999,984
Principal Amount	Description	Value (†)

$2,070,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.818%, 4/15/2039(a)(b)	$2,050,892
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 5.969%, 4/16/2033(a)(b)	2,557,756
5,145,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.953%, 10/17/2036(a)(b)	5,142,155
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.039%, 4/16/2031(a)(b)	2,037,331
3,755,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, 3 mo. USD SOFR + 1.550%, 5.830%, 1/21/2038(a)(b)	3,732,249
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.893%, 1/20/2038(a)(b)	4,190,829
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1R, 3 mo. USD SOFR + 1.550%, 5.830%, 1/20/2038(a)(b)	5,263,960
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 5.581%, 4/20/2038(a)(b)	1,895,032
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 5.673%, 4/20/2035(a)(b)	3,800,095
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.955%, 4/20/2034(a)(b)	1,032,620
4,255,000	Rockford Tower Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.850%, 6.258%, 10/20/2037(a)(b)	4,255,430
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 4/20/2034(a)(b)	7,635,251
4,125,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.290%, 0.000%, 4/20/2038(a)(b)(g)	4,123,164
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR2, 3 mo. USD SOFR + 1.900%, 6.202%, 4/15/2033(a)(b)	5,907,180
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.251%, 10/18/2031(a)(b)	1,314,352
	Total Collateralized Loan Obligations (Identified Cost $76,334,844)	76,352,227

See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)

Loan Participations — 0.0%
	ABS Other — 0.0%
$983,221	Harbour Aircraft Investments Ltd., 6.000%, 11/15/2037	$934,411
	Total Loan Participations (Identified Cost $977,957)	934,411

Short-Term Investments — 7.9%
11,035,274	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $11,036,041 on 4/01/2025 collateralized by $11,163,900 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $11,256,158 including accrued interest (Note 2 of Notes to Financial Statements)	11,035,274
60,000,000	U.S. Treasury Bills, 4.138%, 7/24/2025(h)(i)	59,208,333
40,000,000	U.S. Treasury Bills, 4.182%, 5/06/2025(i)	39,835,233
21,775,000	U.S. Treasury Bills, 4.220%, 4/10/2025(i)	21,751,864
	Total Short-Term Investments (Identified Cost $131,838,563)	131,830,704
	Total Investments — 104.1% (Identified Cost $1,829,272,236)	1,740,872,470
	Other assets less liabilities — (4.1)%	(68,013,194)
	Net Assets — 100.0%	$1,672,859,276

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $486,552,410 or 29.1% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	When–issued/delayed delivery.
(f)	Non-income producing security.
(g)	New issue unsettled as of March 31, 2025. Coupon rate does not take effect until settlement date.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	1,454	$160,680,786	$161,712,062	$1,031,276
CBOT U.S. Long Bond Futures	6/18/2025	130	15,273,152	15,246,563	(26,589)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	70	8,636,968	8,557,500	(79,468)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	978	111,173,211	111,614,250	441,039
Total					$1,366,258
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Mortgage Related	39.8%
Collateralized Mortgage Obligations	11.9
ABS Car Loan	9.1
Non-Agency Commercial Mortgage-Backed Securities	8.4
ABS Other	7.7
Agency Commercial Mortgage-Backed Securities	7.0
ABS Home Equity	4.8
ABS Student Loan	2.0
Other Investments, less than 2% each	0.9
Collateralized Loan Obligations	4.6
Short-Term Investments	7.9
Total Investments	104.1
Other assets less liabilities (including futures contracts)	(4.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$325,387,927	$1,829,272,236
Net unrealized depreciation	(14,109,133)	(88,399,766)
Investments at value	311,278,794	1,740,872,470
Cash	112,619	6,129
Foreign currency at value (identified cost $55 and $0, respectively)	56	—
Receivable for Fund shares sold	379,559	5,712,410
Receivable for securities sold	191,018	646,550
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	101,952,104
Dividends and interest receivable	4,133,551	6,419,418
Receivable for variation margin on futures contracts (Note 2)	—	169,415
TOTAL ASSETS	316,095,597	1,855,778,496
LIABILITIES
Payable for securities purchased	11,201,073	8,125,000
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	173,848,854
Unfunded loan commitments (Note 2)	386,221	—
Payable for Fund shares redeemed	105,880	945,366
Payable for variation margin on futures contracts (Note 2)	4,244	—
TOTAL LIABILITIES	11,697,418	182,919,220
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$304,398,179	$1,672,859,276
NET ASSETS CONSIST OF:
Paid-in capital	$334,226,427	$2,082,346,381
Accumulated loss	(29,828,248)	(409,487,105)
NET ASSETS	$304,398,179	$1,672,859,276
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$304,398,179	$1,672,859,276
Shares of beneficial interest	34,284,208	213,940,174
Net asset value, offering and redemption price per share	$8.88	$7.82

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
33 |

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$9,555,590	$34,153,245
Dividends	94,214	—
Investment income	9,649,804	34,153,245
Net realized and unrealized gain (loss) on Investments, Futures contracts and foreign currency transactions
Net realized gain (loss) on:
Investments	(587,955)	(2,488,452)
Futures contracts	205,795	(2,046,641)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,278,018)	(8,335,338)
Futures contracts	(13,352)	1,526,178
Foreign currency translations (Note 2c)	(1)	—
Net realized and unrealized loss on Investments, Futures contracts and foreign currency transactions	(3,673,531)	(11,344,253)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,976,273	$22,808,992
See accompanying notes to financial statements.
| 34

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Investment income	$9,649,804	$16,906,183	$34,153,245	$56,006,580
Net realized loss on investments, futures contracts, swap agreements and foreign currency transactions	(382,160)	(5,038,588)	(4,535,093)	(32,950,583)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(3,291,371)	21,098,420	(6,809,160)	144,829,081
Net increase in net assets resulting from operations	5,976,273	32,966,015	22,808,992	167,885,078
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(10,071,849)	(17,678,183)	(35,973,576)	(63,682,189)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	47,238,007	32,645,716	193,772,071	170,265,767
Net increase in net assets	43,142,431	47,933,548	180,607,487	274,468,656
NET ASSETS
Beginning of the period	261,255,748	213,322,200	1,492,251,789	1,217,783,133
End of the period	$304,398,179	$261,255,748	$1,672,859,276	$1,492,251,789
See accompanying notes to financial statements.
35 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.00	$8.43	$8.32	$10.94	$10.29	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.30	0.64	0.59	0.58	0.59	0.58
Net realized and unrealized gain (loss)	(0.10)	0.60	0.14	(2.28)	0.67	(0.16)(b)
Total from Investment Operations	0.20	1.24	0.73	(1.70)	1.26	0.42
LESS DISTRIBUTIONS FROM:
Investment income	(0.32)	(0.67)	(0.62)	(0.59)	(0.61)	(0.58)
Net realized capital gains	—	—	—	(0.33)	—	—
Total Distributions	(0.32)	(0.67)	(0.62)	(0.92)	(0.61)	(0.58)
Net asset value, end of the period	$8.88	$9.00	$8.43	$8.32	$10.94	$10.29
Total return	2.26%(c)	15.45%	8.98%	(16.59)%	12.55%	4.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$304,398	$261,256	$213,322	$193,409	$267,703	$255,019
Gross expenses(d)	—	—	—	—	—	—
Net investment income	6.82%(e)	7.42%	6.93%	5.96%	5.49%	5.76%
Portfolio turnover rate	49%	88%	48%	45%	62%	96%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.
	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$7.91	$7.31	$7.68	$9.39	$9.77	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.17	0.32	0.28	0.26	0.26	0.34
Net realized and unrealized gain (loss)	(0.08)	0.65	(0.21)	(1.43)	(0.06)	0.06
Total from Investment Operations	0.09	0.97	0.07	(1.17)	0.20	0.40
LESS DISTRIBUTIONS FROM:
Investment income	(0.18)	(0.37)	(0.44)	(0.54)	(0.58)	(0.57)
Net asset value, end of the period	$7.82	$7.91	$7.31	$7.68	$9.39	$9.77
Total return	1.18%(b)	13.64%	0.77%	(13.03)%	2.07%	4.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,672,859	$1,492,252	$1,217,783	$1,275,943	$1,564,877	$1,500,680
Gross expenses(c)	—	—	—	—	—	—
Net investment income	4.39%(d)	4.25%	3.63%	3.02%	2.68%	3.50%
Portfolio turnover rate	44%	90%	106%	140%	98%(e)	283%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in the volume of TBA transactions (see Note 2g of Notes to Financial Statements).
See accompanying notes to financial statements.
37 |

Notes to Financial Statements
March 31, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)
Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is, subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about
| 38

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the
Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement
39 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
| 40

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
h. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, convertible bond adjustments, foreign currency gains and losses, defaulted and/or non-income producing securities, REMIC resecuritization adjustments and pay-down gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, convertible bond adjustments, corporate actions, defaulted and/or non-income producing securities, interest only security adjustments, REMIC resecuritization adjustments, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
41 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$17,678,183	$ —	$17,678,183
Securitized Asset Fund	63,682,189	—	63,682,189
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, capital loss carryforwards were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$(667,360)	$(47,341,119)
Long-term:
No expiration date	(14,114,954)	(244,469,060)
Total capital loss carryforward	$(14,782,314)	$(291,810,179)
As of March 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$325,684,018	$1,829,277,278
Gross tax appreciation	$2,864,151	$13,344,551
Gross tax depreciation	(17,210,137)	(100,383,101)
Net tax depreciation	$(14,345,986)	$(87,038,550)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower.
| 42

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
o. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
p. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
43 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2025, at value:
High Income Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$1,338,315	$ —	$1,338,315
Non-Agency Commercial Mortgage-Backed Securities	—	3,467,308	21,272	3,488,580
All Other Non-Convertible Bonds(a)	—	238,682,787	—	238,682,787
Total Non-Convertible Bonds	—	243,488,410	21,272	243,509,682
Convertible Bonds
Brokerage	—	299,538	90,601	390,139
All Other Convertible Bonds(a)	—	11,352,523	—	11,352,523
Total Convertible Bonds	—	11,652,061	90,601	11,742,662
Total Bonds and Notes	—	255,140,471	111,873	255,252,344
Senior Loans(a)	—	20,920,649	—	20,920,649
Common Stocks(a)	8,421,709	—	—	8,421,709
Preferred Stocks(a)	1,582,981	—	—	1,582,981
Warrants	—	—	—	—
Short-Term Investments	—	25,101,111	—	25,101,111
Total Investments	10,004,690	301,162,231	111,873	311,278,794
Futures Contracts (unrealized appreciation)	81,559	—	—	81,559
Total	$10,086,249	$301,162,231	$111,873	$311,360,353

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(22,321)	$ —	$ —	$(22,321)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 44

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Securitized Asset Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$78,242,365	$1,102,340	$79,344,705
ABS Residential Mortgage	—	603,537	8,367	611,904
Agency Commercial Mortgage-Backed Securities	—	112,250,678	4,963,105	117,213,783
Collateralized Mortgage Obligations	—	183,886,912	15,766,809	199,653,721
Non-Agency Commercial Mortgage-Backed Securities	—	136,604,661	3,531,450	140,136,111
All Other Bonds and Notes(a)	—	994,794,904	—	994,794,904
Total Bonds and Notes	—	1,506,383,057	25,372,071	1,531,755,128
Collateralized Loan Obligations	—	76,352,227	—	76,352,227
Loan Participations(a)	—	934,411	—	934,411
Short-Term Investments	—	131,830,704	—	131,830,704
Total Investments	—	1,715,500,399	25,372,071	1,740,872,470
Futures Contracts (unrealized appreciation)	1,472,315	—	—	1,472,315
Total	$1,472,315	$1,715,500,399	$25,372,071	$1,742,344,785

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(106,057)	$ —	$ —	$(106,057)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or March 31, 2025:
High Income Opportunities Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage-Backed Securities	38,384	—	—	(17,112)	—	—	—	—	21,272	(17,112)
Convertible Bonds
Brokerage	—	35	—	(3,332)	436,346	(342,448)	—	—	90,601	(3,332)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$38,384	$35	$ —	$(20,444)	$436,346	$(342,448)	$ —	$ —	$111,873	$(20,444)
45 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Securitized Asset Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
ABS Home Equity	$1,235,224	$(15,979)	$(3,592)	$24,889	$ —	$(138,202)	$ —	$ —	$1,102,340	$8,522
ABS Residential Mortgage	9,433	—	95	(53)	—	(1,108)	—	—	8,367	22
Agency Commercial Mortgage-Backed Securities	5,707,295	(1,075,559)	(13)	331,382	—	—	—	—	4,963,105	331,528
Collateralized Mortgage Obligations	16,133,303	(910,761)	(1,054,641)	139,085	1,459,774	(2,277,395)	2,277,444	—	15,766,809	(1,068,102)
Non-Agency Commercial Mortgage-Backed Securities	3,692,000	—	—	(160,550)	—	—	—	—	3,531,450	(160,550)
Total	$26,777,255	$(2,002,299)	$(1,058,151)	$334,753	$1,459,774	$(2,416,705)	$2,277,444	$ —	$25,372,071	$(888,580)
Debt securities valued at $2,277,444 were transferred from Level 2 to Level 3 during the period ended March 31, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
| 46

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of March 31, 2025, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,094,796
		Market Discount	Discount Rate	5.00%	7,544
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	1.00%	8,367
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,515,980
		Market Discount	Discount Rate	3.00%	447,125
	Collateralized Mortgage Obligations[1]			1.00%	14,423,395
		Market Discount	Discount Rate	3.00%	1,343,414
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	22 months
			Loss Adjusted Spread	10%	3,531,450
	Total				$25,372,071

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2025, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration and High Income Opportunities Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for High Income Opportunities Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$81,559
47 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(22,321)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$205,795

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(13,352)
The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$1,472,315

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(106,057)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(2,046,641)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,526,178
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 48

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2025:
High Income Opportunities Fund	Futures
Average Notional Amount Outstanding	9.91%
Highest Notional Amount Outstanding	13.64%
Lowest Notional Amount Outstanding	5.41%
Notional Amount Outstanding as of March 31, 2025	11.23%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	16.94%
Highest Notional Amount Outstanding	23.73%
Lowest Notional Amount Outstanding	9.36%
Notional Amount Outstanding as of March 31, 2025	17.76%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$ —	$5,943,595	$163,763,635	$125,908,760
Securitized Asset Fund	700,672,092	547,652,596	161,413,664	119,261,519
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds:  compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.
Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.
49 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, commitment fees and interest expense allocable to the Funds for the line of credit.
For the six months ended March 31, 2025, neither Fund had borrowings under this agreement.
8.Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
| 50

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	2	25.62%
Securitized Asset Fund	1	13.66%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
High Income Opportunities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	7,201,502	$64,503,864	8,926,160	$77,333,945
Issued in connection with the reinvestment of distributions	446,881	3,995,023	769,890	6,589,536
Redeemed	(2,377,750)	(21,260,880)	(5,983,050)	(51,277,765)
Increase from capital share transactions	5,270,633	$47,238,007	3,713,000	$32,645,716

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Securitized Asset Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	39,704,793	$305,623,811	55,300,733	$420,211,421
Issued in connection with the reinvestment of distributions	1,175,817	9,094,002	2,146,111	16,116,744
Redeemed	(15,680,582)	(120,945,742)	(35,341,570)	(266,062,398)
Increase from capital share transactions	25,200,028	$193,772,071	22,105,274	$170,265,767
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/26
M-LSHISA-0325

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2025

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 98.5% of Net Assets
	Aerospace & Defense — 5.0%
374,390	AAR Corp.(a)	$20,962,096
595,993	Cadre Holdings, Inc.	17,647,353
377,597	Hexcel Corp.	20,677,212
1,417,280	Kratos Defense & Security Solutions, Inc.(a)	42,079,043
		101,365,704
	Automobile Components — 2.9%
167,591	Dorman Products, Inc.(a)	20,201,419
180,823	Modine Manufacturing Co.(a)	13,878,165
287,824	Patrick Industries, Inc.	24,338,398
		58,417,982
	Banks — 1.0%
407,712	Bancorp, Inc.(a)	21,543,502
	Beverages — 1.2%
809,562	Vita Coco Co., Inc.(a)	24,813,075
	Biotechnology — 9.0%
284,192	Akero Therapeutics, Inc.(a)	11,504,092
842,259	Alkermes PLC(a)	27,811,392
363,458	Insmed, Inc.(a)	27,728,211
329,204	Mirum Pharmaceuticals, Inc.(a)	14,830,640
352,079	Rhythm Pharmaceuticals, Inc.(a)	18,649,625
442,311	Scholar Rock Holding Corp.(a)	14,220,299
326,789	Ultragenyx Pharmaceutical, Inc.(a)	11,833,030
614,290	Vericel Corp.(a)	27,409,620
796,803	Viridian Therapeutics, Inc.(a)	10,740,904
621,971	Xencor, Inc.(a)	6,617,771
391,275	Xenon Pharmaceuticals, Inc.(a)	13,127,276
		184,472,860
	Building Products — 1.6%
253,702	AZEK Co., Inc.(a)	12,403,491
71,452	CSW Industrials, Inc.	20,829,687
		33,233,178
	Capital Markets — 6.0%
211,615	Hamilton Lane, Inc., Class A	31,460,802
451,507	Marex Group PLC	15,947,227
1,215,206	P10, Inc., Class A	14,278,671
107,359	Piper Sandler Cos.	26,588,530
243,915	PJT Partners, Inc., Class A	33,631,000
		121,906,230
	Commercial Services & Supplies — 3.1%
1,512,800	ACV Auctions, Inc., Class A(a)	21,315,352
377,022	Casella Waste Systems, Inc., Class A(a)	42,041,723
		63,357,075
	Construction & Engineering — 3.7%
289,203	Arcosa, Inc.	22,303,335
413,460	Construction Partners, Inc., Class A(a)	29,715,370
210,121	Sterling Infrastructure, Inc.(a)	23,787,799
		75,806,504
Shares	Description	Value (†)
	Diversified Consumer Services — 3.3%
158,280	Grand Canyon Education, Inc.(a)	$27,385,606
1,042,557	OneSpaWorld Holdings Ltd.	17,504,532
175,292	Stride, Inc.(a)	22,174,438
		67,064,576
	Electronic Equipment, Instruments & Components — 4.6%
215,293	Advanced Energy Industries, Inc.	20,519,576
268,168	Itron, Inc.(a)	28,093,280
126,186	Novanta, Inc.(a)	16,135,404
55,899	OSI Systems, Inc.(a)	10,863,411
303,744	PAR Technology Corp.(a)	18,631,657
		94,243,328
	Energy Equipment & Services — 3.6%
538,061	Cactus, Inc., Class A	24,659,335
403,114	Noble Corp. PLC	9,553,802
1,017,154	Oceaneering International, Inc.(a)	22,184,129
330,814	Weatherford International PLC	17,715,090
		74,112,356
	Financial Services — 1.7%
709,445	EVERTEC, Inc.	26,086,293
101,842	Walker & Dunlop, Inc.	8,693,233
		34,779,526
	Ground Transportation — 0.7%
778,642	RXO, Inc.(a)	14,872,062
	Health Care Equipment & Supplies — 6.0%
321,634	Establishment Labs Holdings, Inc.(a)	13,124,275
228,742	Glaukos Corp.(a)	22,512,788
175,867	Integer Holdings Corp.(a)	20,754,065
387,942	Merit Medical Systems, Inc.(a)	41,009,349
418,632	PROCEPT BioRobotics Corp.(a)	24,389,500
		121,789,977
	Health Care Providers & Services — 4.0%
161,154	Ensign Group, Inc.	20,853,327
322,308	HealthEquity, Inc.(a)	28,482,358
1,019,108	NeoGenomics, Inc.(a)	9,671,335
475,300	RadNet, Inc.(a)	23,631,916
		82,638,936
	Hotels, Restaurants & Leisure — 2.8%
1,238,884	Life Time Group Holdings, Inc.(a)	37,414,297
120,923	Texas Roadhouse, Inc.	20,149,399
		57,563,696
	Household Durables — 0.8%
31,413	Cavco Industries, Inc.(a)	16,323,137
	Insurance — 1.4%
649,903	Baldwin Insurance Group, Inc.(a)	29,044,165
	Interactive Media & Services — 0.9%
611,396	Cargurus, Inc.(a)	17,809,965
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	IT Services — 1.2%
1,519,516	Grid Dynamics Holdings, Inc.(a)	$23,780,425
	Machinery — 4.1%
242,535	ESCO Technologies, Inc.	38,592,169
704,617	Kornit Digital Ltd.(a)	13,444,093
98,738	RBC Bearings, Inc.(a)	31,770,926
		83,807,188
	Metals & Mining — 1.0%
408,287	ATI, Inc.(a)	21,243,173
	Oil, Gas & Consumable Fuels — 1.2%
984,280	Magnolia Oil & Gas Corp., Class A	24,862,913
	Personal Care Products — 2.2%
326,791	BellRing Brands, Inc.(a)	24,332,858
175,982	Interparfums, Inc.	20,039,070
		44,371,928
	Pharmaceuticals — 5.2%
165,177	Axsome Therapeutics, Inc.(a)	19,264,594
244,604	Ligand Pharmaceuticals, Inc.(a)	25,717,665
634,155	Supernus Pharmaceuticals, Inc.(a)	20,768,576
462,927	Verona Pharma PLC, ADR(a)	29,391,235
1,417,050	WaVe Life Sciences Ltd.(a)	11,449,764
		106,591,834
	Professional Services — 1.7%
180,235	Huron Consulting Group, Inc.(a)	25,854,711
194,373	KBR, Inc.	9,681,719
		35,536,430
	Semiconductors & Semiconductor Equipment — 3.8%
309,664	MACOM Technology Solutions Holdings, Inc.(a)	31,084,072
126,785	Onto Innovation, Inc.(a)	15,384,092
194,959	Silicon Laboratories, Inc.(a)	21,946,535
415,414	Veeco Instruments, Inc.(a)	8,341,513
		76,756,212
	Software — 10.4%
225,470	Agilysys, Inc.(a)	16,355,594
1,083,938	Clearwater Analytics Holdings, Inc., Class A(a)	29,049,538
84,728	Commvault Systems, Inc.(a)	13,366,689
716,571	Intapp, Inc.(a)	41,833,415
365,666	Procore Technologies, Inc.(a)	24,141,269
267,249	Tenable Holdings, Inc.(a)	9,348,370
695,766	Varonis Systems, Inc.(a)	28,143,735
866,346	Vertex, Inc., Class A(a)	30,330,774
269,433	Workiva, Inc.(a)	20,452,659
		213,022,043
	Specialty Retail — 1.4%
94,026	Boot Barn Holdings, Inc.(a)	10,101,213
985,889	Warby Parker, Inc., Class A(a)	17,972,757
		28,073,970
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.7%
179,890	Columbia Sportswear Co.	$13,615,874
	Trading Companies & Distributors — 2.3%
134,831	Applied Industrial Technologies, Inc.	30,382,817
140,349	SiteOne Landscape Supply, Inc.(a)	17,043,983
		47,426,800
	Total Common Stocks (Identified Cost $1,662,737,976)	2,014,246,624

Principal Amount
Short-Term Investments — 1.5%
$31,512,330	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $31,514,519 on 4/01/2025 collateralized by $31,879,400 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $32,142,616 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $31,512,330)	31,512,330
	Total Investments — 100.0% (Identified Cost $1,694,250,306)	2,045,758,954
	Other assets less liabilities — (0.0)%	(910,923)
	Net Assets — 100.0%	$2,044,848,031

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Growth Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Software	10.4%
Biotechnology	9.0
Capital Markets	6.0
Health Care Equipment & Supplies	6.0
Pharmaceuticals	5.2
Aerospace & Defense	5.0
Electronic Equipment, Instruments & Components	4.6
Machinery	4.1
Health Care Providers & Services	4.0
Semiconductors & Semiconductor Equipment	3.8
Construction & Engineering	3.7
Energy Equipment & Services	3.6
Diversified Consumer Services	3.3
Commercial Services & Supplies	3.1
Automobile Components	2.9
Hotels, Restaurants & Leisure	2.8
Trading Companies & Distributors	2.3
Personal Care Products	2.2
Other Investments, less than 2% each	16.5
Short-Term Investments	1.5
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 98.1% of Net Assets
	Aerospace & Defense — 3.5%
57,586	Mercury Systems, Inc.(a)	$2,481,381
35,932	Moog, Inc., Class A	6,228,812
60,373	V2X, Inc.(a)	2,961,296
		11,671,489
	Automobile Components — 1.0%
391,718	Garrett Motion, Inc.	3,278,680
	Banks — 12.4%
67,527	Ameris Bancorp	3,887,529
103,363	Cadence Bank	3,138,101
42,588	Hanmi Financial Corp.	965,044
170,162	Home BancShares, Inc.	4,810,480
194,687	Hope Bancorp, Inc.	2,038,373
44,285	Pinnacle Financial Partners, Inc.	4,695,981
49,553	Popular, Inc.	4,577,211
57,850	Prosperity Bancshares, Inc.	4,128,754
45,772	SouthState Corp.	4,248,557
47,992	Western Alliance Bancorp	3,687,225
45,084	Wintrust Financial Corp.	5,070,147
		41,247,402
	Biotechnology — 0.6%
58,960	Alkermes PLC(a)	1,946,859
	Building Products — 2.8%
53,563	Griffon Corp.	3,829,754
97,475	Quanex Building Products Corp.	1,812,060
34,838	UFP Industries, Inc.	3,729,060
		9,370,874
	Capital Markets — 3.1%
34,171	Donnelley Financial Solutions, Inc.(a)	1,493,614
101,356	Marex Group PLC	3,579,894
77,188	Perella Weinberg Partners	1,420,259
40,030	Stifel Financial Corp.	3,773,228
		10,266,995
	Chemicals — 2.1%
40,116	Cabot Corp.	3,335,245
264,816	Ecovyst, Inc.(a)	1,641,859
19,974	Hawkins, Inc.	2,115,646
		7,092,750
	Commercial Services & Supplies — 3.2%
114,628	CECO Environmental Corp.(a)	2,613,519
11,583	Clean Harbors, Inc.(a)	2,283,009
43,965	Pursuit Attractions & Hospitality, Inc.(a)	1,555,921
34,887	VSE Corp.	4,186,091
		10,638,540
	Construction & Engineering — 1.9%
46,782	Arcosa, Inc.	3,607,828
35,554	Limbach Holdings, Inc.(a)	2,647,706
		6,255,534
Shares	Description	Value (†)
	Construction Materials — 1.6%
57,580	Knife River Corp.(a)	$5,194,292
	Containers & Packaging — 0.5%
64,468	TriMas Corp.	1,510,485
	Diversified Telecommunication Services — 0.5%
29,310	Cogent Communications Holdings, Inc.	1,796,996
	Electric Utilities — 1.0%
61,836	TXNM Energy, Inc.	3,306,989
	Electrical Equipment — 0.6%
11,865	Powell Industries, Inc.	2,020,965
	Electronic Equipment, Instruments & Components — 6.3%
48,697	Bel Fuse, Inc., Class B	3,645,457
47,657	Crane NXT Co.	2,449,570
10,208	Littelfuse, Inc.	2,008,322
33,076	TD SYNNEX Corp.	3,438,581
153,176	TTM Technologies, Inc.(a)	3,141,640
76,152	Vishay Intertechnology, Inc.	1,210,817
151,905	Vontier Corp.	4,990,079
		20,884,466
	Energy Equipment & Services — 3.0%
94,914	Noble Corp. PLC	2,249,462
308,632	NPK International, Inc.(a)	1,793,152
81,352	Oceaneering International, Inc.(a)	1,774,287
54,752	Tidewater, Inc.(a)	2,314,367
37,177	Weatherford International PLC	1,990,828
		10,122,096
	Entertainment — 0.9%
71,030	Atlanta Braves Holdings, Inc., Class C(a)	2,841,910
	Financial Services — 2.4%
27,902	Federal Agricultural Mortgage Corp., Class C	5,231,904
17,844	WEX, Inc.(a)	2,801,865
		8,033,769
	Food Products — 2.7%
11,953	J&J Snack Foods Corp.	1,574,449
200,406	Nomad Foods Ltd.	3,937,978
29,230	Post Holdings, Inc.(a)	3,401,203
		8,913,630
	Gas Utilities — 2.0%
170,451	MDU Resources Group, Inc.	2,882,326
111,183	UGI Corp.	3,676,822
		6,559,148
	Health Care Equipment & Supplies — 2.5%
95,797	Embecta Corp.	1,221,412
47,205	Haemonetics Corp.(a)	2,999,878
29,611	Lantheus Holdings, Inc.(a)	2,890,033
5,266	UFP Technologies, Inc.(a)	1,062,205
		8,173,528
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Health Care Providers & Services — 3.5%
19,133	Addus HomeCare Corp.(a)	$1,892,062
190,465	Concentra Group Holdings Parent, Inc.	4,133,091
96,322	Option Care Health, Inc.(a)	3,366,454
124,234	Select Medical Holdings Corp.	2,074,708
		11,466,315
	Hotels, Restaurants & Leisure — 1.5%
27,921	Churchill Downs, Inc.	3,101,186
55,375	Six Flags Entertainment Corp.	1,975,226
		5,076,412
	Household Durables — 1.3%
20,061	Champion Homes, Inc.(a)	1,900,981
44,335	KB Home	2,576,750
		4,477,731
	Independent Power & Renewable Electricity Producers — 1.5%
24,414	Talen Energy Corp.(a)	4,874,743
	Industrial REITs — 1.0%
88,651	STAG Industrial, Inc.	3,202,074
	Insurance — 3.8%
57,347	Employers Holdings, Inc.	2,904,052
117,492	Fidelis Insurance Holdings Ltd.	1,903,370
44,909	Kemper Corp.	3,002,167
90,309	Skyward Specialty Insurance Group, Inc.(a)	4,779,152
		12,588,741
	IT Services — 0.9%
92,022	Kyndryl Holdings, Inc.(a)	2,889,491
	Leisure Products — 1.2%
31,880	Brunswick Corp.	1,716,738
70,766	YETI Holdings, Inc.(a)	2,342,355
		4,059,093
	Machinery — 3.7%
34,794	Allison Transmission Holdings, Inc.	3,328,742
92,897	Atmus Filtration Technologies, Inc.	3,412,107
73,858	Blue Bird Corp.(a)	2,390,783
9,333	Kadant, Inc.	3,144,381
		12,276,013
	Media — 0.8%
61,120	John Wiley & Sons, Inc., Class A	2,723,507
	Oil, Gas & Consumable Fuels — 3.3%
124,472	Antero Resources Corp.(a)	5,033,648
62,527	California Resources Corp.	2,749,312
29,888	International Seaways, Inc.	992,282
69,854	Northern Oil & Gas, Inc.	2,111,686
		10,886,928
	Paper & Forest Products — 0.8%
153,285	Magnera Corp.(a)	2,783,656
Shares	Description	Value (†)
	Personal Care Products — 0.6%
26,480	BellRing Brands, Inc.(a)	$1,971,701
	Pharmaceuticals — 2.3%
49,676	ANI Pharmaceuticals, Inc.(a)	3,325,808
46,321	Collegium Pharmaceutical, Inc.(a)	1,382,682
88,080	Supernus Pharmaceuticals, Inc.(a)	2,884,620
		7,593,110
	Professional Services — 2.9%
456,600	Alight, Inc., Class A	2,707,638
69,687	Concentrix Corp.	3,877,385
46,628	Korn Ferry	3,162,777
		9,747,800
	Real Estate Management & Development — 1.0%
27,747	Colliers International Group, Inc.	3,365,711
	Retail REITs — 1.0%
42,281	Agree Realty Corp.	3,263,670
	Semiconductors & Semiconductor Equipment — 0.7%
29,225	MKS Instruments, Inc.	2,342,384
	Software — 1.2%
52,410	Five9, Inc.(a)	1,422,932
132,182	PagerDuty, Inc.(a)	2,414,965
		3,837,897
	Specialized REITs — 0.8%
58,036	PotlatchDeltic Corp.	2,618,584
	Specialty Retail — 2.1%
54,859	Academy Sports & Outdoors, Inc.	2,502,119
76,789	Bath & Body Works, Inc.	2,328,243
20,970	Boot Barn Holdings, Inc.(a)	2,252,807
		7,083,169
	Technology Hardware, Storage & Peripherals — 0.6%
45,222	Sandisk Corp.(a)	2,153,019
	Textiles, Apparel & Luxury Goods — 0.9%
29,463	Crocs, Inc.(a)	3,128,971
	Trading Companies & Distributors — 3.9%
67,355	Air Lease Corp.	3,253,920
20,510	Beacon Roofing Supply, Inc.(a)	2,537,087
17,614	Herc Holdings, Inc.	2,365,032
21,408	McGrath RentCorp	2,384,851
207,627	MRC Global, Inc.(a)	2,383,558
		12,924,448
	Water Utilities — 0.4%
121,260	Pure Cycle Corp.(a)	1,269,592
	Wireless Telecommunication Services — 1.8%
87,418	U.S. Cellular Corp.(a)	6,044,955
	Total Common Stocks (Identified Cost $252,627,673)	325,777,112
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.2%
$7,200,517	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $7,201,017 on 4/01/2025 collateralized by $7,183,400 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $7,344,707 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,200,517)	$7,200,517
	Total Investments — 100.3% (Identified Cost $259,828,190)	332,977,629
	Other assets less liabilities — (0.3)%	(879,549)
	Net Assets — 100.0%	$332,098,080

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at March 31, 2025 (Unaudited)
Banks	12.4%
Electronic Equipment, Instruments & Components	6.3
Trading Companies & Distributors	3.9
Insurance	3.8
Machinery	3.7
Aerospace & Defense	3.5
Health Care Providers & Services	3.5
Oil, Gas & Consumable Fuels	3.3
Commercial Services & Supplies	3.2
Capital Markets	3.1
Energy Equipment & Services	3.0
Professional Services	2.9
Building Products	2.8
Food Products	2.7
Health Care Equipment & Supplies	2.5
Financial Services	2.4
Pharmaceuticals	2.3
Chemicals	2.1
Specialty Retail	2.1
Gas Utilities	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	2.2
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 98.5% of Net Assets
	Aerospace & Defense — 5.2%
31,979	BWX Technologies, Inc.	$3,154,728
41,007	Hexcel Corp.	2,245,543
58,918	Karman Holdings, Inc.(a)	1,969,040
28,525	Loar Holdings, Inc.(a)	2,015,291
78,410	Standardaero, Inc.(a)	2,088,843
		11,473,445
	Banks — 1.4%
47,018	Axos Financial, Inc.(a)	3,033,601
	Biotechnology — 9.1%
82,363	Alkermes PLC(a)	2,719,626
19,061	Ascendis Pharma AS, ADR(a)	2,970,847
42,012	Insmed, Inc.(a)	3,205,096
27,629	Natera, Inc.(a)	3,907,017
255,221	Roivant Sciences Ltd.(a)	2,575,180
81,905	Travere Therapeutics, Inc.(a)	1,467,738
4,907	United Therapeutics Corp.(a)	1,512,681
52,780	Veracyte, Inc.(a)	1,564,927
		19,923,112
	Broadline Retail — 1.5%
28,547	Ollie's Bargain Outlet Holdings, Inc.(a)	3,321,729
	Building Products — 0.6%
27,015	AZEK Co., Inc.(a)	1,320,763
	Capital Markets — 4.6%
26,820	Hamilton Lane, Inc., Class A	3,987,329
47,717	Jefferies Financial Group, Inc.	2,556,200
69,926	StepStone Group, Inc., Class A	3,652,235
		10,195,764
	Commercial Services & Supplies — 1.1%
22,361	Casella Waste Systems, Inc., Class A(a)	2,493,475
	Communications Equipment — 1.3%
45,947	Ciena Corp.(a)	2,776,577
	Construction Materials — 1.8%
44,023	Knife River Corp.(a)	3,971,315
	Consumer Staples Distribution & Retail — 4.7%
37,094	BJ's Wholesale Club Holdings, Inc.(a)	4,232,425
9,399	Casey's General Stores, Inc.	4,079,542
25,596	Performance Food Group Co.(a)	2,012,614
		10,324,581
	Diversified Consumer Services — 3.4%
28,329	Bright Horizons Family Solutions, Inc.(a)	3,598,916
190,213	Laureate Education, Inc.(a)	3,889,856
		7,488,772
	Electrical Equipment — 1.2%
20,875	Generac Holdings, Inc.(a)	2,643,819
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 2.8%
28,766	Advanced Energy Industries, Inc.	$2,741,688
52,754	Trimble, Inc.(a)	3,463,300
		6,204,988
	Energy Equipment & Services — 2.7%
68,854	ChampionX Corp.	2,051,849
69,485	Flowco Holdings, Inc., Class A(a)	1,782,291
137,578	NOV, Inc.	2,093,937
		5,928,077
	Financial Services — 0.7%
15,410	Euronet Worldwide, Inc.(a)	1,646,559
	Food Products — 0.9%
24,066	Freshpet, Inc.(a)	2,001,569
	Health Care Equipment & Supplies — 8.3%
26,973	Glaukos Corp.(a)	2,654,683
21,974	Globus Medical, Inc., Class A(a)	1,608,497
26,689	Integer Holdings Corp.(a)	3,149,569
41,029	Merit Medical Systems, Inc.(a)	4,337,175
13,071	Penumbra, Inc.(a)	3,495,316
50,428	PROCEPT BioRobotics Corp.(a)	2,937,935
		18,183,175
	Health Care Providers & Services — 3.9%
39,367	HealthEquity, Inc.(a)	3,478,862
244,904	LifeStance Health Group, Inc.(a)	1,631,060
151,611	Privia Health Group, Inc.(a)	3,403,667
		8,513,589
	Health Care Technology — 1.0%
39,071	Doximity, Inc., Class A(a)	2,267,290
	Hotels, Restaurants & Leisure — 6.5%
234,332	Genius Sports Ltd.(a)	2,345,663
133,556	Life Time Group Holdings, Inc.(a)	4,033,391
20,481	Light & Wonder, Inc.(a)	1,773,860
25,893	Planet Fitness, Inc., Class A(a)	2,501,523
21,094	Texas Roadhouse, Inc.	3,514,893
		14,169,330
	Household Durables — 0.9%
21,774	Champion Homes, Inc.(a)	2,063,304
	Insurance — 1.0%
10,886	Reinsurance Group of America, Inc.	2,143,453
	IT Services — 1.4%
19,520	Wix.com Ltd.(a)	3,189,178
	Machinery — 6.0%
23,279	Esab Corp.	2,712,004
18,846	Federal Signal Corp.	1,386,123
53,094	Flowserve Corp.	2,593,111
22,580	ITT, Inc.	2,916,433
10,886	RBC Bearings, Inc.(a)	3,502,788
		13,110,459
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Metals & Mining — 1.4%
57,947	ATI, Inc.(a)	$3,014,983
	Oil, Gas & Consumable Fuels — 2.5%
119,479	Magnolia Oil & Gas Corp., Class A	3,018,040
47,149	Matador Resources Co.	2,408,842
		5,426,882
	Professional Services — 2.2%
67,643	ExlService Holdings, Inc.(a)	3,193,426
8,818	Paylocity Holding Corp.(a)	1,651,964
		4,845,390
	Real Estate Management & Development — 0.9%
15,651	Colliers International Group, Inc.	1,898,466
	Semiconductors & Semiconductor Equipment — 5.0%
113,665	Allegro MicroSystems, Inc.(a)	2,856,401
18,602	MKS Instruments, Inc.	1,490,950
13,399	Nova Ltd.(a)	2,469,838
36,788	Power Integrations, Inc.	1,857,794
19,722	Silicon Laboratories, Inc.(a)	2,220,106
		10,895,089
	Software — 11.4%
92,724	Alkami Technology, Inc.(a)	2,434,005
94,363	Cellebrite DI Ltd.(a)	1,833,473
138,408	Clearwater Analytics Holdings, Inc., Class A(a)	3,709,334
10,618	Commvault Systems, Inc.(a)	1,675,096
10,634	CyberArk Software Ltd.(a)	3,594,292
15,782	Guidewire Software, Inc.(a)	2,956,915
58,209	nCino, Inc.(a)	1,599,001
10,361	SPS Commerce, Inc.(a)	1,375,216
5,180	Tyler Technologies, Inc.(a)	3,011,600
36,504	Workiva, Inc.(a)	2,771,019
		24,959,951
	Textiles, Apparel & Luxury Goods — 2.1%
20,897	Columbia Sportswear Co.	1,581,694
52,439	Skechers USA, Inc., Class A(a)	2,977,486
		4,559,180
	Trading Companies & Distributors — 1.0%
17,487	SiteOne Landscape Supply, Inc.(a)	2,123,621
	Total Common Stocks (Identified Cost $205,068,808)	216,111,486

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$3,558,221	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $3,558,468 on 4/01/2025 collateralized by $4,267,600 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $3,629,537 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,558,221)	$3,558,221
	Total Investments — 100.1% (Identified Cost $208,627,029)	219,669,707
	Other assets less liabilities — (0.1)%	(203,765)
	Net Assets — 100.0%	$219,465,942

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at March 31, 2025 (Unaudited)
Software	11.4%
Biotechnology	9.1
Health Care Equipment & Supplies	8.3
Hotels, Restaurants & Leisure	6.5
Machinery	6.0
Aerospace & Defense	5.2
Semiconductors & Semiconductor Equipment	5.0
Consumer Staples Distribution & Retail	4.7
Capital Markets	4.6
Health Care Providers & Services	3.9
Diversified Consumer Services	3.4
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	2.7
Oil, Gas & Consumable Fuels	2.5
Professional Services	2.2
Textiles, Apparel & Luxury Goods	2.1
Other Investments, less than 2% each	18.1
Short-Term Investments	1.6
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,694,250,306	$259,828,190	$208,627,029
Net unrealized appreciation	351,508,648	73,149,439	11,042,678
Investments at value	2,045,758,954	332,977,629	219,669,707
Receivable for Fund shares sold	1,637,629	87,498	4,179
Receivable for securities sold	—	407,690	—
Dividends and interest receivable	230,254	289,752	38,882
Prepaid expenses	451	451	451
TOTAL ASSETS	2,047,627,288	333,763,020	219,713,219
LIABILITIES
Payable for securities purchased	—	362,845	—
Payable for Fund shares redeemed	846,416	717,086	10,288
Management fees payable (Note 5)	1,349,521	206,642	136,444
Deferred Trustees’ fees (Note 5)	337,497	301,084	48,707
Administrative fees payable (Note 5)	78,133	12,684	8,283
Payable to distributor (Note 5d)	12,183	1,927	342
Audit and tax services fees payable	26,368	27,368	26,710
Other accounts payable and accrued expenses	129,139	35,304	16,503
TOTAL LIABILITIES	2,779,257	1,664,940	247,277
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$2,044,848,031	$332,098,080	$219,465,942
NET ASSETS CONSIST OF:
Paid-in capital	$1,656,721,138	$234,407,203	$221,191,285
Accumulated earnings (loss)	388,126,893	97,690,877	(1,725,343)
NET ASSETS	$2,044,848,031	$332,098,080	$219,465,942
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$882,878,507	$181,047,673	$102,236,205
Shares of beneficial interest	34,036,735	8,651,936	8,038,027
Net asset value, offering and redemption price per share	$25.94	$20.93	$12.72
Retail Class:
Net assets	$45,050,975	$66,449,065	$—
Shares of beneficial interest	2,029,542	3,304,819	—
Net asset value, offering and redemption price per share	$22.20	$20.11	$—
Admin Class shares:
Net assets	$—	$4,727,113	$—
Shares of beneficial interest	—	265,971	—
Net asset value, offering and redemption price per share	$—	$17.77	$—
Class N shares:
Net assets	$1,116,918,549	$79,874,229	$117,229,737
Shares of beneficial interest	42,212,845	3,815,753	9,209,211
Net asset value, offering and redemption price per share	$26.46	$20.93	$12.73

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
9 |

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,653,872	$2,406,290	$372,082
Interest	832,954	128,254	73,361
Less net foreign taxes withheld	—	(8,051)	(360)
	4,486,826	2,526,493	445,083
Expenses
Management fees (Note 5)	8,778,069	1,444,347	847,831
Service and distribution fees (Note 5)	65,466	106,598	—
Administrative fees (Note 5)	504,808	83,059	48,765
Trustees' fees and expenses (Note 5)	64,300	30,118	14,596
Transfer agent fees and expenses (Notes 5, 6 and 7)	657,029	136,522	18,982
Audit and tax services fees	22,921	23,286	22,978
Custodian fees and expenses	31,400	6,490	5,925
Legal fees	26,172	4,697	2,546
Registration fees	47,454	45,708	8,787
Shareholder reporting expenses	33,058	13,855	13,787
Miscellaneous expenses	49,775	23,623	19,113
Total expenses	10,280,452	1,918,303	1,003,310
Less waiver and/or expense reimbursement (Note 5)	—	(100,371)	(54,356)
Less expense offset (Note 7)	(1,478)	(632)	(68)
Net expenses	10,278,974	1,817,300	948,886
Net investment income (loss)	(5,792,148)	709,193	(503,803)
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	64,857,311	30,546,374	7,496,335
Net change in unrealized appreciation (depreciation) on:
Investments	(269,737,668)	(53,842,134)	(20,910,643)
Net realized and unrealized loss on Investments	(204,880,357)	(23,295,760)	(13,414,308)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(210,672,505)	$(22,586,567)	$(13,918,111)
See accompanying notes to financial statements.
| 10

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income (loss)	$(5,792,148)	$(9,796,889)	$709,193	$1,072,758
Net realized gain on investments	64,857,311	75,970,487	30,546,374	31,181,303
Net change in unrealized appreciation (depreciation) on investments	(269,737,668)	385,883,274	(53,842,134)	44,035,983
Net increase (decrease) in net assets resulting from operations	(210,672,505)	452,056,872	(22,586,567)	76,290,044
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(35,787,267)	(22,893,991)	(21,096,727)	(35,182,366)
Retail Class	(2,109,388)	(1,695,109)	(7,289,985)	(13,625,525)
Admin Class	—	—	(573,188)	(971,716)
Class N	(44,089,699)	(27,043,660)	(8,798,229)	(15,330,776)
Total distributions	(81,986,354)	(51,632,760)	(37,758,129)	(65,110,383)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(20,806,397)	(234,432,147)	(518,328)	39,638,328
Net increase (decrease) in net assets	(313,465,256)	165,991,965	(60,863,024)	50,817,989
NET ASSETS
Beginning of the period	2,358,313,287	2,192,321,322	392,961,104	342,143,115
End of the period	$2,044,848,031	$2,358,313,287	$332,098,080	$392,961,104
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment loss	$(503,803)	$(477,072)
Net realized gain on investments	7,496,335	4,925,931
Net change in unrealized appreciation (depreciation) on investments	(20,910,643)	31,785,480
Net increase (decrease) in net assets resulting from operations	(13,918,111)	36,234,339
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	26,194,091	27,422,023
Net increase in net assets	12,275,980	63,656,362
NET ASSETS
Beginning of the period	207,189,962	143,533,600
End of the period	$219,465,942	$207,189,962
See accompanying notes to financial statements.
| 12

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$29.66	$24.79	$22.88	$36.57	$28.51	$26.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.13)	(0.12)	(0.15)(b)	(0.26)	(0.17)
Net realized and unrealized gain (loss)	(2.58)	5.61	2.75	(7.06)	8.94	4.73
Total from Investment Operations	(2.66)	5.48	2.63	(7.21)	8.68	4.56
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$25.94	$29.66	$24.79	$22.88	$36.57	$28.51
Total return	(9.37)%(c)	22.41%	11.64%	(24.77)%(b)	30.53%	17.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$882,879	$1,022,187	$974,539	$883,458	$1,299,777	$1,037,625
Net expenses	0.94%(d)	0.94%	0.94%	0.93%	0.92%	0.94%
Gross expenses	0.94%(d)	0.94%	0.94%	0.93%	0.92%	0.94%
Net investment loss	(0.55)%(d)	(0.49)%	(0.50)%	(0.51)%(b)	(0.72)%	(0.66)%
Portfolio turnover rate	16%	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.56	$21.49	$19.98	$32.79	$25.67	$23.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.17)	(0.16)	(0.19)(b)	(0.30)	(0.21)
Net realized and unrealized gain (loss)	(2.20)	4.85	2.39	(6.14)	8.04	4.28
Total from Investment Operations	(2.30)	4.68	2.23	(6.33)	7.74	4.07
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$22.20	$25.56	$21.49	$19.98	$32.79	$25.67
Total return	(9.46)%(c)	22.13%	11.32%	(24.94)%(b)	30.20%	17.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$45,051	$56,136	$62,965	$62,909	$105,027	$98,205
Net expenses	1.19%(d)	1.19%	1.19%	1.18%	1.17%	1.19%
Gross expenses	1.19%(d)	1.19%	1.19%	1.18%	1.17%	1.19%
Net investment loss	(0.81)%(d)	(0.75)%	(0.75)%	(0.76)%(b)	(0.92)%	(0.91)%
Portfolio turnover rate	16%	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$30.22	$25.21	$23.23	$37.01	$28.81	$26.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.10)	(0.10)	(0.11)(b)	(0.22)	(0.14)
Net realized and unrealized gain (loss)	(2.63)	5.72	2.80	(7.19)	9.04	4.77
Total from Investment Operations	(2.70)	5.62	2.70	(7.30)	8.82	4.63
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$26.46	$30.22	$25.21	$23.23	$37.01	$28.81
Total return	(9.33)%(c)	22.60%	11.77%	(24.69)%(b)	30.66%	18.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,116,919	$1,279,991	$1,154,817	$1,030,728	$1,475,139	$1,066,067
Net expenses	0.82%(d)	0.83%	0.83%	0.82%	0.82%	0.82%
Gross expenses	0.82%(d)	0.83%	0.83%	0.82%	0.82%	0.82%
Net investment loss	(0.44)%(d)	(0.38)%	(0.38)%	(0.39)%(b)	(0.62)%	(0.54)%
Portfolio turnover rate	16%	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$24.69	$24.17	$22.57	$32.05	$22.34	$28.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.08	0.08	0.13	0.04	0.12
Net realized and unrealized gain (loss)	(1.42)	4.96	4.37	(4.18)	11.79	(4.03)
Total from Investment Operations	(1.37)	5.04	4.45	(4.05)	11.83	(3.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.13)	(0.05)	(0.13)	(0.12)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(2.39)	(4.52)	(2.85)	(5.43)	(2.12)	(2.41)
Net asset value, end of the period	$20.93	$24.69	$24.17	$22.57	$32.05	$22.34
Total return(b)	(6.12)%(c)	22.68%	20.73%	(16.18)%	55.05%	(15.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$181,048	$217,845	$201,632	$276,020	$378,856	$295,006
Net expenses(d)	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.96%(e)	0.96%	0.96%	0.93%	0.94%	0.95%
Net investment income	0.41%(e)	0.33%	0.34%	0.48%	0.12%	0.48%
Portfolio turnover rate	18%	25%	26%	28%	23%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$23.78	$23.44	$21.95	$31.33	$21.87	$28.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.02	0.02	0.06	(0.04)	0.05
Net realized and unrealized gain (loss)	(1.36)	4.79	4.26	(4.06)	11.55	(3.96)
Total from Investment Operations	(1.34)	4.81	4.28	(4.00)	11.51	(3.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	(0.07)	—	(0.06)	(0.04)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(2.33)	(4.47)	(2.79)	(5.38)	(2.05)	(2.33)
Net asset value, end of the period	$20.11	$23.78	$23.44	$21.95	$31.33	$21.87
Total return(b)	(6.22)%(c)	22.34%	20.47%	(16.40)%	54.69%	(15.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$66,449	$77,031	$68,979	$63,738	$92,036	$83,163
Net expenses(d)	1.15%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.21%(e)	1.21%	1.21%	1.18%	1.19%	1.20%
Net investment income (loss)	0.16%(e)	0.08%	0.09%	0.23%	(0.12)%	0.23%
Portfolio turnover rate	18%	25%	26%	28%	23%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Admin Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.31	$21.47	$20.31	$29.44	$20.65	$26.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.04)	(0.03)	(0.01)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	(1.21)	4.35	3.92	(3.74)	10.88	(3.73)
Total from Investment Operations	(1.22)	4.31	3.89	(3.75)	10.78	(3.74)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—	—
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(2.32)	(4.47)	(2.73)	(5.38)	(1.99)	(2.29)
Net asset value, end of the period	$17.77	$21.31	$21.47	$20.31	$29.44	$20.65
Total return(b)	(6.37)%(c)	22.02%	20.18%	(16.63)%	54.29%	(15.74)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,727	$5,374	$5,812	$6,776	$9,440	$7,662
Net expenses(d)	1.40%(e)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.46%(e)	1.47%	1.46%	1.43%	1.43%	1.45%
Net investment loss	(0.08)%(e)	(0.18)%	(0.16)%	(0.02)%	(0.38)%	(0.03)%
Portfolio turnover rate	18%	25%	26%	28%	23%	23%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$24.70	$24.18	$22.58	$32.07	$22.35	$28.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.09	0.10	0.15	0.05	0.13
Net realized and unrealized gain (loss)	(1.42)	4.97	4.37	(4.19)	11.80	(4.03)
Total from Investment Operations	(1.37)	5.06	4.47	(4.04)	11.85	(3.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.07)	(0.15)	(0.07)	(0.14)	(0.14)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(2.40)	(4.54)	(2.87)	(5.45)	(2.13)	(2.43)
Net asset value, end of the period	$20.93	$24.70	$24.18	$22.58	$32.07	$22.35
Total return	(6.11)%(b)(c)	22.74%(b)	20.80%(b)	(16.16)%	55.15%	(15.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$79,874	$92,711	$65,720	$75,168	$112,310	$92,818
Net expenses	0.85%(d)(e)	0.85%(d)	0.85%(d)	0.84%	0.85%	0.85%
Gross expenses	0.87%(e)	0.88%	0.87%	0.84%	0.85%	0.85%
Net investment income	0.46%(e)	0.39%	0.40%	0.53%	0.17%	0.53%
Portfolio turnover rate	18%	25%	26%	28%	23%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$13.54	$10.76	$10.34	$15.25	$11.81	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.04)	(0.04)	(0.06)	(0.02)(b)	(0.04)
Net realized and unrealized gain (loss)	(0.79)	2.82	0.46	(3.37)	3.56	2.06
Total from Investment Operations	(0.82)	2.78	0.42	(3.43)	3.54	2.02
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)	(0.24)
Net asset value, end of the period	$12.72	$13.54	$10.76	$10.34	$15.25	$11.81
Total return(c)	(6.06)%(d)	25.84%	4.06%	(25.43)%	30.00%(b)	20.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,236	$102,457	$118,499	$106,566	$70,526	$52,170
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.84%(g)	0.84%(g)	0.84%
Gross expenses	0.90%(f)	0.95%	0.93%	0.91%	0.99%	1.21%
Net investment loss	(0.45)%(f)	(0.30)%	(0.37)%	(0.45)%	(0.14)%(b)	(0.34)%
Portfolio turnover rate	28%	74%	63%	50%	50%	60%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund– Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020*
Net asset value, beginning of the period	$13.55	$10.77	$10.35	$15.26	$11.81	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.04)	(0.04)	(0.05)	(0.01)(b)	(0.04)
Net realized and unrealized gain (loss)	(0.79)	2.82	0.46	(3.38)	3.56	2.20
Total from Investment Operations	(0.82)	2.78	0.42	(3.43)	3.55	2.16
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)	(0.24)
Net asset value, end of the period	$12.73	$13.55	$10.77	$10.35	$15.26	$11.81
Total return(c)	(6.05)%(d)	25.81%	4.06%	(25.41)%	30.08%(b)	22.08%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$117,230	$104,733	$25,035	$46,814	$9,260	$1
Net expenses(e)	0.83%(f)	0.83%	0.83%	0.83%	0.83%	0.83%(f)
Gross expenses	0.87%(f)	0.93%	0.92%	0.91%	1.00%	107.49%(f)
Net investment loss	(0.44)%(f)	(0.32)%	(0.37)%	(0.44)%	(0.08)%(b)	(0.34)%(f)
Portfolio turnover rate	28%	74%	63%	50%	50%	60%(g)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.
See accompanying notes to financial statements.
21 |

Notes to Financial Statements
March 31, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 22

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of
23 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, capital gain distributions received, deferred Trustees’ fees, passive foreign investment company adjustments and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, passive foreign investment company adjustments, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$51,632,760	$51,632,760
Small Cap Value Fund	4,484,318	60,626,065	65,110,383
Small/Mid Cap Growth Fund	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$(18,521,920)
Late-year ordinary and post-October capital loss deferrals*	$(7,394,192)	$—	$(419,408)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

| 24

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
As of March 31, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,694,250,306	$259,828,190	$208,627,029
Gross tax appreciation	$467,464,216	$89,687,929	$23,105,202
Gross tax depreciation	(115,955,568)	(16,538,490)	(12,062,524)
Net tax appreciation	$351,508,648	$73,149,439	$11,042,678
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
25 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2025, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,014,246,624	$ —	$ —	$2,014,246,624
Short-Term Investments	—	31,512,330	—	31,512,330
Total Investments	$2,014,246,624	$31,512,330	$—	$2,045,758,954

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$325,777,112	$ —	$ —	$325,777,112
Short-Term Investments	—	7,200,517	—	7,200,517
Total Investments	$325,777,112	$7,200,517	$—	$332,977,629

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$216,111,486	$ —	$ —	$216,111,486
Short-Term Investments	—	3,558,221	—	3,558,221
Total Investments	$216,111,486	$3,558,221	$—	$219,669,707

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended March 31, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$354,876,221	$412,000,266
Small Cap Value Fund	66,789,164	107,225,087
Small/Mid Cap Growth Fund	91,099,555	61,590,200
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 26

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2025, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$8,778,069	$ —	$8,778,069	0.75%	0.75%
Small Cap Value Fund	1,444,347	100,371	1,343,976	0.75%	0.70%
Small/Mid Cap Growth Fund	847,831	52,226	795,605	0.75%	0.70%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other
27 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended March 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$65,466	$ —
Small Cap Value Fund	6,572	93,454	6,572
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$504,808
Small Cap Value Fund	83,059
Small/Mid Cap Growth Fund	48,765
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$620,283
Small Cap Value Fund	120,847
Small/Mid Cap Growth Fund	14,477
| 28

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
As of March 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,183
Small Cap Value Fund	1,927
Small/Mid Cap Growth Fund	342
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of March 31, 2025, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Loomis Sayles non-qualified retirement plans held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Non-Qualified Retirement Plans	Total Affiliated Ownership
Small Cap Growth Fund	0.11%	1.29%	—%	1.40%
Small Cap Value Fund	0.70%	8.25%	9.46%	18.41%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $2,130 for transfer agency expenses related to Class N shares.
29 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$608,775	$31,469	$ —	$15,307
Small Cap Value Fund	97,696	33,947	2,388	1,859
Small/Mid Cap Growth Fund	16,784	—	—	2,130
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2025, none of the Funds had borrowings under this agreement.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	1	23.76%	—	23.76%
Small Cap Value Fund	4	25.53%	18.41%	43.94%
Small/Mid Cap Growth Fund	4	39.77%	—	39.77%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
| 30

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,795,363	$82,341,355	5,922,586	$159,041,961
Issued in connection with the reinvestment of distributions	1,139,434	33,191,733	792,963	21,005,595
Redeemed	(4,359,928)	(128,519,610)	(11,570,160)	(305,458,768)
Net change	(425,131)	$(12,986,522)	(4,854,611)	$(125,411,212)
Retail Class
Issued from the sale of shares	106,423	$2,757,945	175,185	$4,060,224
Issued in connection with the reinvestment of distributions	83,744	2,088,572	73,575	1,682,653
Redeemed	(356,479)	(8,918,026)	(982,440)	(22,707,435)
Net change	(166,312)	$(4,071,509)	(733,680)	$(16,964,558)
Class N
Issued from the sale of shares	2,372,868	$71,814,482	7,235,719	$196,565,565
Issued in connection with the reinvestment of distributions	1,462,258	43,429,061	987,983	26,636,020
Redeemed	(3,980,685)	(118,991,909)	(11,666,857)	(315,257,962)
Net change	(145,559)	$(3,748,366)	(3,443,155)	$(92,056,377)
Decrease from capital share transactions	(737,002)	$(20,806,397)	(9,031,446)	$(234,432,147)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,130,765	$27,214,485	2,707,872	$63,890,883
Issued in connection with the reinvestment of distributions	935,858	20,813,491	1,537,741	34,614,545
Redeemed	(2,238,318)	(50,864,751)	(3,764,416)	(88,825,823)
Net change	(171,695)	$(2,836,775)	481,197	$9,679,605
Retail Class
Issued from the sale of shares	65,934	$1,547,869	579,511	$13,339,094
Issued in connection with the reinvestment of distributions	340,525	7,280,424	626,606	13,609,887
Redeemed	(340,462)	(7,763,386)	(910,394)	(20,072,030)
Net change	65,997	$1,064,907	295,723	$6,876,951
Admin Class
Issued from the sale of shares	6,705	$134,572	11,943	$249,189
Issued in connection with the reinvestment of distributions	30,311	573,188	49,832	971,716
Redeemed	(23,196)	(462,960)	(80,384)	(1,704,141)
Net change	13,820	$244,800	(18,609)	$(483,236)
Class N
Issued from the sale of shares	202,377	$4,671,202	1,108,967	$26,145,795
Issued in connection with the reinvestment of distributions	395,604	8,798,229	681,065	15,330,776
Redeemed	(535,182)	(12,460,691)	(754,532)	(17,911,563)
Net change	62,799	$1,008,740	1,035,500	$23,565,008
Increase (decrease) from capital share transactions	(29,079)	$(518,328)	1,793,811	$39,638,328
31 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	673,587	$9,237,580	1,443,072	$16,821,287
Redeemed	(201,930)	(2,722,496)	(4,892,134)	(58,957,698)
Net change	471,657	$6,515,084	(3,449,062)	$(42,136,411)
Class N
Issued from the sale of shares	2,895,918	$39,727,730	6,980,418	$88,119,080
Redeemed	(1,415,619)	(20,048,723)	(1,577,085)	(18,560,646)
Net change	1,480,299	$19,679,007	5,403,333	$69,558,434
Increase from capital share transactions	1,951,956	$26,194,091	1,954,271	$27,422,023
| 32

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/26
M-LSEFSA-0325

Semi-annual Financial Statements and Other Important Information
March 31, 2025

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.4% of Net Assets

Non-Convertible Bonds — 88.3%
	ABS Car Loan — 1.0%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,206,972
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,512,175
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,935,143
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,026,451
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,853,118
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,375,348
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,028,014
3,485,276	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	3,497,200
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,882,015
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,050,130
218,610	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	219,062
138,682	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	139,119
5,233,331	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	5,228,485
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,298,020
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,957,111
9,760,830	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	9,840,136
		77,048,499
	ABS Home Equity — 0.4%
525,931	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	520,423
560,175	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	530,342
11,071,908	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	11,166,229
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,913,980
5,528,516	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	5,539,821
49,836	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	47,194
264,368	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	247,596
116,135	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	114,040
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,698,679
633,783	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.738%, 10/25/2053(a)(b)	629,507
270,271	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	269,105
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	$4,838,478
2,891,894	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,822,457
		33,337,851
	ABS Other — 2.1%
10,013,297	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	10,104,108
4,985,860	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,559,416
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,676,493
7,803,636	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	7,942,159
2,040,000	Foundation Finance Trust, Series 2025-1A, 4.950%, 4/15/2050(a)	2,032,285
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,140,637
2,495,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, 5.220%, 3/25/2060(a)	2,491,704
3,230,993	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	3,271,402
27,285,375	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,910,446
7,745,600	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,444,194
13,033,100	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,667,101
5,362,915	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,948,579
5,612,885	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	5,556,560
7,737,271	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	7,195,266
6,006,067	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	6,067,191
431,191	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	431,747
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,138,093
2,381,340	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,224,533
8,620,449	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	8,704,335
13,674,593	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	14,172,959
14,115,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,515,104
		166,194,312
	ABS Residential Mortgage — 0.1%
7,654	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,535
4,231,677	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	4,269,148
		4,276,683
	ABS Student Loan — 0.4%
1,896,030	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,781,535
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$6,168,980	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	$5,546,710
6,720,430	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	6,771,761
2,296,629	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,052,559
5,529,114	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.234%, 1/15/2053(a)(b)	5,522,220
6,374,685	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	6,451,303
1,369,263	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,313,984
		29,440,072
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	7,090,039
4,641,450	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,485,190
11,746,700	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,615,223
		22,190,452
	Aerospace & Defense — 0.6%
3,055,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	3,086,427
16,064,000	Boeing Co., 5.705%, 5/01/2040	15,615,913
6,255,000	Boeing Co., 6.298%, 5/01/2029	6,559,565
4,290,000	Boeing Co., 6.858%, 5/01/2054	4,659,780
8,260,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	8,224,270
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,095,008
		46,240,963
	Airlines — 0.7%
2,447,547	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	2,440,853
6,670,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	6,526,929
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,636,178
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,513,334
1,887,744	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,878,702
13,794,734	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,988,688
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,229,968
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	4,961,347
		54,175,999
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,136,285
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,133,420
10,730,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,020,249
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,372,891
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,569,463
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,369,762
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	$5,853,415
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,222,790
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,785,414
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,515,575
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,119,427
11,881,000	Lear Corp., 5.250%, 5/15/2049	10,240,695
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,237,319
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,581,852
34,585,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	36,258,112
		120,280,384
	Banking — 5.9%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,623,995
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,457,132
4,800,000	Banco Santander SA, 2.958%, 3/25/2031	4,308,750
19,475,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,107,871
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,181,699
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,382,128
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,624,253
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,947,575
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,583,828
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,979,286
7,864,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/2025(a)	7,746,638
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,374,785
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,617,430
24,370,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,471,076
11,385,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,638,318
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,835,152
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,809,971
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,543,896
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,057,868
2,700,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	2,844,346
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,421,117
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$12,986,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	$14,042,744
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,131,102
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,832,012
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	11,705,654
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,254,908
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,563,779
15,376,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,981,357
11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	9,495,641
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	12,989,205
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,520,552
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,096,784
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,604,475
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,890,167
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,402,282
17,170,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,526,755
14,370,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	14,291,204
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	16,574,490
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	652,661
2,400,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	2,526,881
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,615,006
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,071,277
4,815,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	4,780,494
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,361,038
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,769,847
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	692,748
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,019,932
16,795,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,229,390
		463,179,499
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.1%
$4,055,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	$4,037,654
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,002,244
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,359,919
		8,399,817
	Building Materials — 0.2%
3,265,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	2,994,430
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	871,690
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	984,404
9,920,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	9,982,992
		14,833,516
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	15,072,313
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,829,518
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	679,132
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,058,357
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,104,141
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,706,021
		31,449,482
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,391,980
23,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	19,046,150
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	8,931,324
8,915,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	8,683,534
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,351,927
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,545,644
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,121,011
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,558,861
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,239,716
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,566,365
		84,436,512
	Collateralized Mortgage Obligations — 0.9%
25,966,480	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.790%, 10/25/2053(b)	26,093,491
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,510,086
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,202,371
62,713	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 10/20/2060(b)(c)	61,882
46,530	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.943%, 8/20/2062(b)(c)	46,009
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	23
8,461	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,524
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$7,221	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	$6,514
89,014	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	78,991
1,156,320	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,122,111
5,530	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.703%, 5/20/2063(b)(c)	5,269
		67,134,271
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,896,720
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,500,011
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,838,972
		6,235,703
	Electric — 0.8%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,508,961
14,779,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	12,983,634
14,796,930	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,781,575
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,305,771
852,000	Edison International, 4.950%, 4/15/2025	851,675
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,781,416
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,359,491
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	714,021
8,555,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	8,808,057
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.459%, 4/30/2043(b)	10,976,760
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,932,913
		64,004,274
	Finance Companies — 3.2%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,981,256
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,166,186
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,448,827
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	20,046,322
17,575,000	Ares Capital Corp., 5.800%, 3/08/2032	17,469,444
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,192,807
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,864,550
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,224,376
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,058,327
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,085,723
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,093,526
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,697,191
13,285,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	13,250,252
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,371,960
5,110,000	GATX Corp., 6.050%, 3/15/2034	5,366,762
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,693,311
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	$2,687,420
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,608,427
8,345,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	8,257,901
2,300,000	Navient Corp., 4.875%, 3/15/2028	2,194,114
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,757,403
17,375,000	OneMain Finance Corp., 6.625%, 5/15/2029	17,407,474
6,493,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,816,429
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	5,445,051
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,905,015
		250,090,054
	Food & Beverage — 0.9%
15,433,000	BRF SA, 5.750%, 9/21/2050(a)	12,504,588
24,585,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	27,720,349
4,170,000	Mars, Inc., 5.200%, 3/01/2035(a)	4,190,879
15,465,000	Mars, Inc., 5.700%, 5/01/2055(a)	15,451,927
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,513,627
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,425,004
		71,806,374
	Gaming — 0.2%
4,840,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,824,306
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,468,199
		17,292,505
	Government Owned - No Guarantee — 1.1%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,150,316
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,913,138
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,218,389
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,032,711
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	8,900,521
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,356,436
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,574,431
8,485,000	OCP SA, 3.750%, 6/23/2031(a)	7,519,916
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,343,939
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,439,484
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,842,884
		90,292,165
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	7,903,525
	Healthcare — 0.2%
14,205,000	HCA, Inc., 4.625%, 3/15/2052	11,308,805
7,165,000	HCA, Inc., 5.750%, 3/01/2035	7,229,490
		18,538,295
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,645,614
9,855,000	NVR, Inc., 3.000%, 5/15/2030	9,031,726
		14,677,340
	Independent Energy — 1.2%
13,195,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,691,513
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,797,273
17,210,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	17,021,845
9,852,000	Devon Energy Corp., 4.500%, 1/15/2030	9,676,805
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	$1,733,742
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,441,305
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,913,465
11,805,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,752,605
10,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	10,058,552
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,509,259
2,250,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	2,241,099
6,580,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,481,994
6,695,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,570,588
		92,890,045
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,092,556
	Life Insurance — 0.3%
15,121,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,656,771
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,564,428
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,781,691
		22,002,890
	Media Entertainment — 0.5%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,619,742
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	11,828,133
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	9,479,748
22,220,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	16,084,912
		39,012,535
	Metals & Mining — 1.3%
12,875,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,842,278
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,495,603
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,465,936
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,889,562
8,035,000	BHP Billiton Finance USA Ltd., 5.300%, 2/21/2035	8,104,083
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,460,864
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,228,190
25,162,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	22,145,579
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,657,574
1,400,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,484,249
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,332,494
3,210,000	Rio Tinto Finance USA PLC, 5.750%, 3/14/2055	3,215,322
3,880,000	Rio Tinto Finance USA PLC, 5.875%, 3/14/2065	3,924,171
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,134,409
		103,380,314
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	504,904
3,180,000	Energy Transfer LP, 5.300%, 4/15/2047	2,812,052
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,938
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,767,946
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,832,711
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,438,312
8,995,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	9,202,957
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	$1,984,773
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	946,682
14,215,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	12,010,898
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,693,968
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	933,981
		46,241,122
	Mortgage Related — 23.3%
8,939,162	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,645,138
34,372,673	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	25,296,001
7,973,465	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,344,821
6,544,908	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,211,021
16,314,029	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	12,979,033
6,612,199	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,264,564
5,723,618	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,554,490
22,008,898	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	17,502,440
4,569,226	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,635,958
32,551,127	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,902,731
4,603,694	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,661,059
9,258,225	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2051	7,691,919
4,905,279	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	4,084,602
903,602	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	816,277
5,259,958	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	4,668,168
3,017,761	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,640,305
1,323,156	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,152,696
1,101,106	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	963,725
751,573	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	718,837
351,793	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	333,560
2,402	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,278
230,712	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	218,085
10,673,813	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,962,831
2,827,749	Federal Home Loan Mortgage Corp., 4.000%, 8/01/2052	2,638,706
11,421,444	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	10,657,890
973,993	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	908,879
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$9,362,977	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	$8,738,339
5,252,660	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,911,550
3,941,841	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,678,318
465,265	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	459,631
71,810	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	70,168
178,475	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	174,175
17,280	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,873
646,389	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	633,693
364,968	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	353,598
14,499,310	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	13,891,559
3,501,155	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,366,975
2,474,168	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,367,075
1,130,483	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,128,773
1,013,535	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	1,014,132
677,354	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	676,330
2,122,273	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,114,689
5,589,631	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,588,143
9,648,700	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,475,280
24,199,946	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,815,234
9,216,081	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,056,747
8,355,110	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,222,285
8,179,686	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	8,049,648
1,196,127	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,208,033
1,165,656	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,172,263
1,002,534	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,014,815
2,951,967	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,980,382
1,498,052	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,510,776
15,975,574	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	15,988,177
1,065,103	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,075,705
651,463	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	659,804
490,168	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	497,524
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$13,838,520	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	$13,911,584
2,860	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,970
3,233,029	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,312,284
2,653,420	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,714,801
2,634,550	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,699,133
1,453,600	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,489,232
1,396,541	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,420,929
945,878	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	966,824
916,380	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	937,908
713,687	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	725,291
4,842,972	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,941,000
964,079	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	987,045
825,680	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	840,807
789,681	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	808,196
4,243,355	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	4,350,090
1,016,769	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,047,658
5,260,191	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,420,048
1,360,107	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,382,270
995,270	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2053	1,031,886
695,293	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	719,347
317,559	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	329,240
238,769	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	248,172
12,614,291	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	13,052,397
4,696,209	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	4,886,507
3,032,943	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	3,151,716
4,807,155	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,046,479
1,486,456	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2053	1,538,728
7,410,500	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	7,781,660
976,235	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	1,012,370
7,795,873	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,186,321
1,019,839	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	1,058,984
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,803,597	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2054	$1,867,751
14,629,334	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	15,313,002
5,515,692	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,773,451
5,088,065	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,325,838
8,678,941	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,084,532
515,470	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	538,409
7,267,879	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	7,732,281
8,493,868	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	9,036,612
1,313,609	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,397,549
330,567	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	348,573
323,132	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	339,381
2,735,561	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,883,844
1,734,563	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,828,589
5,133,798	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,461,854
5,828,843	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	6,304,766
152,527	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	159,206
8,382,141	Federal National Mortgage Association, 1.500%, 12/01/2050	6,347,509
2,870,566	Federal National Mortgage Association, 1.500%, 3/01/2051	2,170,608
4,423,207	Federal National Mortgage Association, 1.500%, 9/01/2051	3,344,047
6,883,084	Federal National Mortgage Association, 1.500%, 10/01/2051	5,200,463
48,093,629	Federal National Mortgage Association, 2.000%, 5/01/2037	43,495,716
10,981,658	Federal National Mortgage Association, 2.000%, 11/01/2050	8,743,557
2,633,464	Federal National Mortgage Association, 2.000%, 11/01/2050	2,096,769
11,925,499	Federal National Mortgage Association, 2.000%, 12/01/2050	9,495,159
11,902,603	Federal National Mortgage Association, 2.000%, 12/01/2050	9,471,450
7,358,759	Federal National Mortgage Association, 2.000%, 12/01/2050	5,859,045
6,479,193	Federal National Mortgage Association, 2.000%, 12/01/2050	5,192,970
5,625,257	Federal National Mortgage Association, 2.000%, 12/01/2050	4,476,291
29,658,268	Federal National Mortgage Association, 2.000%, 1/01/2051	23,599,830
1,839,290	Federal National Mortgage Association, 2.000%, 2/01/2051	1,462,684
12,444,993	Federal National Mortgage Association, 2.000%, 3/01/2051	9,896,803
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$5,407,980	Federal National Mortgage Association, 2.000%, 4/01/2051	$4,300,663
4,726,880	Federal National Mortgage Association, 2.000%, 4/01/2051	3,759,022
15,272,768	Federal National Mortgage Association, 2.000%, 11/01/2051	12,145,574
1,425,933	Federal National Mortgage Association, 2.000%, 11/01/2051	1,138,136
19,682,028	Federal National Mortgage Association, 2.000%, 12/01/2051	15,692,800
1,489,403	Federal National Mortgage Association, 2.000%, 1/01/2052	1,187,686
35,182,654	Federal National Mortgage Association, 2.000%, 2/01/2052	28,011,807
24,825,139	Federal National Mortgage Association, 2.000%, 2/01/2052	19,764,366
6,911,666	Federal National Mortgage Association, 2.000%, 2/01/2052	5,511,539
15,458,733	Federal National Mortgage Association, 2.000%, 3/01/2052	12,293,462
14,538,392	Federal National Mortgage Association, 2.000%, 3/01/2052	11,570,468
1,140,901	Federal National Mortgage Association, 2.500%, 9/01/2051	947,884
15,903,011	Federal National Mortgage Association, 2.500%, 5/01/2052	13,252,297
7,083,607	Federal National Mortgage Association, 2.500%, 9/01/2061	5,728,774
35,043,616	Federal National Mortgage Association, 2.500%, 12/01/2061	28,341,055
138,090,268	Federal National Mortgage Association, 2.500%, 3/01/2062	111,678,862
124,734,005	Federal National Mortgage Association, 2.500%, 3/01/2062	100,876,760
77,175,067	Federal National Mortgage Association, 2.500%, 3/01/2062	62,414,229
46,694,612	Federal National Mortgage Association, 2.500%, 3/01/2062	37,763,365
29,678,974	Federal National Mortgage Association, 2.500%, 3/01/2062	23,707,516
62,041,190	Federal National Mortgage Association, 2.500%, 4/01/2062	50,174,112
29,572,136	Federal National Mortgage Association, 2.500%, 5/01/2062	23,916,028
78,596,508	Federal National Mortgage Association, 2.500%, 6/01/2062	63,562,964
42,003,726	Federal National Mortgage Association, 2.500%, 12/01/2062	33,551,771
28,573,059	Federal National Mortgage Association, 2.500%, 9/01/2063	22,823,221
11,361,816	Federal National Mortgage Association, 2.500%, 9/01/2063	9,075,401
2,668,269	Federal National Mortgage Association, 3.000%, 3/01/2045	2,383,706
1,856,154	Federal National Mortgage Association, 3.000%, 3/01/2045	1,652,435
858,545	Federal National Mortgage Association, 3.000%, 6/01/2046	760,520
175,425	Federal National Mortgage Association, 3.000%, 6/01/2046	155,671
903,674	Federal National Mortgage Association, 3.000%, 7/01/2046	796,284
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$888,535	Federal National Mortgage Association, 3.000%, 8/01/2046	$788,011
374,097	Federal National Mortgage Association, 3.000%, 8/01/2046	330,951
2,069,769	Federal National Mortgage Association, 3.000%, 9/01/2046	1,835,068
1,567,113	Federal National Mortgage Association, 3.000%, 11/01/2046	1,377,187
1,433,044	Federal National Mortgage Association, 3.000%, 11/01/2046	1,264,965
534,137	Federal National Mortgage Association, 3.000%, 11/01/2046	471,910
330,324	Federal National Mortgage Association, 3.000%, 11/01/2046	292,355
176,860	Federal National Mortgage Association, 3.000%, 11/01/2046	156,920
693,181	Federal National Mortgage Association, 3.000%, 1/01/2047	611,615
398,375	Federal National Mortgage Association, 3.000%, 1/01/2047	353,413
371,584	Federal National Mortgage Association, 3.000%, 3/01/2047	330,288
205,212	Federal National Mortgage Association, 3.000%, 11/01/2047	181,462
350,422	Federal National Mortgage Association, 3.000%, 4/01/2048	304,284
1,532,626	Federal National Mortgage Association, 3.000%, 6/01/2048	1,349,355
840,173	Federal National Mortgage Association, 3.000%, 7/01/2050	748,516
295,360	Federal National Mortgage Association, 3.000%, 11/01/2051	256,739
8,251,025	Federal National Mortgage Association, 3.000%, 10/01/2052	7,030,749
46,708,661	Federal National Mortgage Association, 3.000%, 9/01/2062	39,717,049
22,632,921	Federal National Mortgage Association, 3.000%, 9/01/2062	18,942,845
6,790,369	Federal National Mortgage Association, 3.000%, 3/01/2063	5,683,237
25,704,120	Federal National Mortgage Association, 3.000%, 6/01/2063	21,856,503
21,625,917	Federal National Mortgage Association, 3.000%, 6/01/2063	18,100,051
7,431,702	Federal National Mortgage Association, 3.000%, 6/01/2064	6,201,481
4,825,392	Federal National Mortgage Association, 3.500%, 5/01/2052	4,257,274
23,833,626	Federal National Mortgage Association, 3.500%, 6/01/2062	21,201,998
10,959,990	Federal National Mortgage Association, 3.500%, 9/01/2062	9,708,627
35,613,765	Federal National Mortgage Association, 3.500%, 12/01/2062	31,547,211
29,509,924	Federal National Mortgage Association, 3.500%, 12/01/2062	26,140,328
18,670,396	Federal National Mortgage Association, 3.500%, 6/01/2063	16,515,941
14,458,263	Federal National Mortgage Association, 3.500%, 9/01/2063	12,663,027
4,822,968	Federal National Mortgage Association, 3.500%, 12/01/2063	4,224,087
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$25,362,191	Federal National Mortgage Association, 3.500%, 6/01/2064	$22,182,077
2,531,171	Federal National Mortgage Association, 4.000%, 9/01/2041	2,434,620
1,214,088	Federal National Mortgage Association, 4.000%, 8/01/2042	1,166,771
299,849	Federal National Mortgage Association, 4.000%, 11/01/2044	286,032
620,174	Federal National Mortgage Association, 4.000%, 2/01/2045	587,279
384,779	Federal National Mortgage Association, 4.000%, 4/01/2047	363,413
288,333	Federal National Mortgage Association, 4.000%, 4/01/2047	273,699
885,539	Federal National Mortgage Association, 4.000%, 11/01/2047	834,655
279,878	Federal National Mortgage Association, 4.000%, 12/01/2047	263,971
411,030	Federal National Mortgage Association, 4.000%, 3/01/2048	382,313
785,308	Federal National Mortgage Association, 4.000%, 6/01/2048	730,441
141,095	Federal National Mortgage Association, 4.000%, 2/01/2050	132,518
7,240,707	Federal National Mortgage Association, 4.000%, 6/01/2052	6,770,165
5,115,654	Federal National Mortgage Association, 4.000%, 7/01/2052	4,773,659
4,274,690	Federal National Mortgage Association, 4.000%, 8/01/2052	3,994,232
1,375,174	Federal National Mortgage Association, 4.000%, 11/01/2052	1,283,240
16,856,638	Federal National Mortgage Association, 4.000%, 12/01/2063	15,384,155
30,100	Federal National Mortgage Association, 4.500%, 8/01/2043	29,495
87,534	Federal National Mortgage Association, 4.500%, 3/01/2044	85,668
77,311	Federal National Mortgage Association, 4.500%, 5/01/2044	74,931
1,262,502	Federal National Mortgage Association, 4.500%, 1/01/2045	1,236,124
175,864	Federal National Mortgage Association, 4.500%, 1/01/2045	173,714
431,414	Federal National Mortgage Association, 4.500%, 7/01/2045	419,622
232,174	Federal National Mortgage Association, 4.500%, 8/01/2045	225,983
127,164	Federal National Mortgage Association, 4.500%, 8/01/2045	124,191
277,028	Federal National Mortgage Association, 4.500%, 10/01/2045	270,553
563,634	Federal National Mortgage Association, 4.500%, 11/01/2045	550,460
376,661	Federal National Mortgage Association, 4.500%, 3/01/2046	368,713
13,767	Federal National Mortgage Association, 4.500%, 7/01/2046	13,440
363,345	Federal National Mortgage Association, 4.500%, 9/01/2046	354,998
229,399	Federal National Mortgage Association, 4.500%, 2/01/2047	223,070
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$544,213	Federal National Mortgage Association, 4.500%, 5/01/2047	$528,255
308,734	Federal National Mortgage Association, 4.500%, 7/01/2048	300,544
1,296,910	Federal National Mortgage Association, 4.500%, 8/01/2048	1,263,383
286,858	Federal National Mortgage Association, 4.500%, 10/01/2049	277,664
8,742,823	Federal National Mortgage Association, 4.500%, 3/01/2053	8,356,565
10,325,005	Federal National Mortgage Association, 4.500%, 4/01/2053	9,892,398
1,304,596	Federal National Mortgage Association, 5.000%, 7/01/2048	1,304,236
609,115	Federal National Mortgage Association, 5.000%, 8/01/2048	608,695
338,153	Federal National Mortgage Association, 5.000%, 9/01/2048	337,990
2,135,722	Federal National Mortgage Association, 5.000%, 1/01/2049	2,130,379
769,251	Federal National Mortgage Association, 5.000%, 3/01/2049	767,452
4,344,812	Federal National Mortgage Association, 5.000%, 5/01/2053	4,325,781
2,250,601	Federal National Mortgage Association, 5.500%, 4/01/2050	2,283,066
2,127,453	Federal National Mortgage Association, 5.500%, 7/01/2053	2,148,626
1,051,781	Federal National Mortgage Association, 5.500%, 7/01/2053	1,053,706
787,275	Federal National Mortgage Association, 5.500%, 7/01/2053	790,877
13,162	Federal National Mortgage Association, 6.000%, 8/01/2034	13,644
49,271	Federal National Mortgage Association, 6.000%, 1/01/2037	50,981
1,287,552	Federal National Mortgage Association, 6.000%, 5/01/2049	1,336,366
7,811,263	Federal National Mortgage Association, 6.000%, 5/01/2053	8,002,743
2,433,333	Federal National Mortgage Association, 6.000%, 5/01/2053	2,492,654
1,723,689	Federal National Mortgage Association, 6.000%, 5/01/2053	1,763,020
1,178,263	Federal National Mortgage Association, 6.000%, 5/01/2053	1,206,987
1,066,409	Federal National Mortgage Association, 6.000%, 5/01/2053	1,090,742
1,063,919	Federal National Mortgage Association, 6.000%, 6/01/2053	1,090,395
1,006,881	Federal National Mortgage Association, 6.000%, 6/01/2053	1,024,718
12,453,588	Federal National Mortgage Association, 6.000%, 7/01/2053	12,701,824
3,662,588	Federal National Mortgage Association, 6.000%, 7/01/2053	3,751,870
1,255,680	Federal National Mortgage Association, 6.000%, 7/01/2053	1,277,568
1,096,740	Federal National Mortgage Association, 6.000%, 7/01/2053	1,122,591
656,650	Federal National Mortgage Association, 6.000%, 7/01/2053	668,123
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,860,482	Federal National Mortgage Association, 6.000%, 8/01/2053	$1,904,802
1,680,370	Federal National Mortgage Association, 6.000%, 8/01/2053	1,711,156
1,335,133	Federal National Mortgage Association, 6.000%, 8/01/2053	1,365,597
1,070	Federal National Mortgage Association, 6.500%, 1/01/2029	1,103
607	Federal National Mortgage Association, 6.500%, 5/01/2031	626
1,336,977	Federal National Mortgage Association, 6.500%, 6/01/2053	1,379,752
644,626	Federal National Mortgage Association, 6.500%, 6/01/2053	670,064
5,431,220	Federal National Mortgage Association, 6.500%, 7/01/2053	5,629,353
659,718	Federal National Mortgage Association, 6.500%, 7/01/2053	682,887
606,401	Federal National Mortgage Association, 6.500%, 7/01/2053	630,238
3,755,312	Federal National Mortgage Association, 6.500%, 8/01/2053	3,943,387
2,414,738	Federal National Mortgage Association, 6.500%, 8/01/2053	2,535,776
1,018,407	Federal National Mortgage Association, 6.500%, 8/01/2053	1,054,882
1,302,023	Federal National Mortgage Association, 6.500%, 9/01/2053	1,348,304
909,322	Federal National Mortgage Association, 6.500%, 1/01/2054	945,464
20,988,649	Federal National Mortgage Association, 6.500%, 7/01/2054	22,095,066
5,367	Federal National Mortgage Association, 7.000%, 10/01/2030	5,603
5,214	Federal National Mortgage Association, 7.000%, 10/01/2030	5,444
850,003	Federal National Mortgage Association, 7.000%, 10/01/2053	897,491
376,654	Federal National Mortgage Association, 7.000%, 10/01/2053	395,251
1,540,627	Federal National Mortgage Association, 7.000%, 11/01/2053	1,615,880
2,049,317	Federal National Mortgage Association, 7.000%, 3/01/2054	2,145,915
3,374	Federal National Mortgage Association, 7.500%, 7/01/2030	3,462
2,345	Federal National Mortgage Association, 7.500%, 2/01/2032	2,356
249,986	Federal National Mortgage Association, 8.000%, 1/01/2054	261,607
63,041	Government National Mortgage Association, 5.500%, 4/15/2038	65,170
4,502	Government National Mortgage Association, 6.000%, 1/15/2029	4,578
3,673	Government National Mortgage Association, 6.000%, 4/15/2038	3,847
1,692	Government National Mortgage Association, 6.500%, 1/15/2029	1,747
1,962	Government National Mortgage Association, 6.500%, 2/15/2031	1,985
5,488	Government National Mortgage Association, 6.500%, 9/15/2032	5,705
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,258	Government National Mortgage Association, 6.500%, 9/15/2032	$1,296
1,304	Government National Mortgage Association, 7.000%, 9/15/2025	1,303
205	Government National Mortgage Association, 7.500%, 7/15/2030	209
75,598,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 5/01/2055(d)	77,879,699
		1,841,153,999
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,503,709
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.309%, 10/15/2038(a)(b)	21,317,873
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,481,258
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,126,132
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,671,900
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,655,688
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	7,031,885
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,240,711
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,401,578
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,931,991
622,545	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.794%, 7/10/2046(a)(b)	614,938
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,982,555
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,372,388
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,219,693
7,011,487	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.514%, 7/15/2038(a)(b)	7,004,914
1,286,233	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	1,284,626
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.198%, 8/10/2044(a)(b)	4,863,424
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,083,466
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	7,109,291
3,582,169	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.960%, 6/15/2044(a)(b)	3,367,274
		128,761,585
Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.1%
$4,740,000	EPR Properties, 3.600%, 11/15/2031	$4,229,707
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	6,973,545
		11,203,252
	Paper — 0.2%
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	12,322,318
	Pharmaceuticals — 0.3%
12,695,000	Amgen, Inc., 5.750%, 3/02/2063	12,371,380
12,184,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,815,669
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,248,074
		25,435,123
	Property & Casualty Insurance — 0.3%
18,645,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,992,822
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,983,321
		23,976,143
	Refining — 0.3%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,803,762
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,379,906
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,306,889
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	13,767,345
		27,257,902
	Retailers — 0.6%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,588,166
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,803,789
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,186,164
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,844,756
10,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,814,341
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,594,284
5,082,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,503,432
		48,334,932
	Sovereigns — 0.8%
22,860,000	Chile Government International Bonds, 5.650%, 1/13/2037	23,184,612
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,776,920
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,078,087
5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	5,941,766
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,055,768
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,555,136
9,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,788,464
		65,380,753
	Supermarkets — 0.1%
7,745,000	Kroger Co., 5.500%, 9/15/2054	7,305,639
	Technology — 1.7%
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,513,871
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,245,417
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,709,035
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,133,000	Equifax, Inc., 2.600%, 12/15/2025	$2,102,880
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,842,030
15,961,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,890,135
10,751,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,855,306
4,675,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	4,629,942
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,894,420
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,260,601
13,185,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,501,416
15,646,000	Oracle Corp., 4.100%, 3/25/2061	11,181,550
2,429,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	2,403,697
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,104,983
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,360
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,617,537
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,856,951
14,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	9,583,998
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,915,366
		130,146,495
	Treasuries — 31.6%
633,589(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	87,393,424
8,189,369(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	39,559,240
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	104,903,846
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	163,943,172
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,430,078
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	52,737,459
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,649,792
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,662,390
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,547,269
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,515,617
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	65,895,934
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,527,563
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	90,429,870
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	23,003,508
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	30,423,166
82,645,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	81,431,152
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,648,559
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,147,675
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,629,963
52,025,000	U.S. Treasury Bonds, 4.625%, 2/15/2055	52,374,543
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,672,967
44,555,000	U.S. Treasury Notes, 2.750%, 8/15/2032	40,736,497
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,050,052
50,930,000	U.S. Treasury Notes, 3.125%, 8/31/2029	49,268,807
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	151,665,181
3,970,000	U.S. Treasury Notes, 3.500%, 9/30/2026(g)	3,943,637
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	41,030,913
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,502,695
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	21,207,371
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	122,356,158
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,529,244
111,835,000	U.S. Treasury Notes, 3.625%, 8/31/2029	110,432,694
179,360,000	U.S. Treasury Notes, 3.625%, 9/30/2031	174,897,019
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,836,635
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,614,452
17,605,000	U.S. Treasury Notes, 3.750%, 8/31/2031	17,296,225
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,449,737
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,676,248
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,725,129
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$34,370,000	U.S. Treasury Notes, 3.875%, 8/15/2034	$33,500,009
4,940,000	U.S. Treasury Notes, 4.000%, 2/28/2030	4,951,192
105,885,000	U.S. Treasury Notes, 4.000%, 3/31/2030	106,100,079
108,560,000	U.S. Treasury Notes, 4.000%, 2/15/2034	107,084,262
28,635,000	U.S. Treasury Notes, 4.125%, 10/31/2029	28,845,288
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	31,766,815
820,000	U.S. Treasury Notes, 4.125%, 3/31/2032	822,306
101,645,000	U.S. Treasury Notes, 4.125%, 11/15/2032	101,795,880
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,865,627
11,025,000	U.S. Treasury Notes, 4.375%, 12/31/2029	11,225,259
19,365,000	U.S. Treasury Notes, 4.500%, 12/31/2031	19,851,394
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	45,906,837
37,695,000	U.S. Treasury Notes, 4.625%, 2/15/2035	38,943,647
2,914,457,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	65,092,421
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,093,808
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,164,677
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	24,153,200
		2,493,908,582
	Wireless — 0.7%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,551,571
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	745,851
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,820,638
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,830,754
7,105,000	SBA Communications Corp., 3.125%, 2/01/2029	6,484,434
18,330,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	17,585,802
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,642,162
		54,661,212
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,425,118
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	1,968,733
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,319,440
13,026,000	AT&T, Inc., 3.650%, 9/15/2059	8,785,150
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,292,524
		22,790,965
	Total Non-Convertible Bonds (Identified Cost $7,389,594,875)	6,966,356,903

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,484,714
	Total Bonds and Notes (Identified Cost $7,402,379,875)	6,973,841,617

Collateralized Loan Obligations — 5.3%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.084%, 10/15/2034(a)(b)	3,406,438
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.046%, 4/15/2035(a)(b)	4,184,024
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.502%, 7/15/2034(a)(b)	$2,365,052
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.702%, 7/15/2034(a)(b)	2,922,087
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.702%, 4/15/2037(a)(b)	1,816,741
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.193%, 1/20/2038(a)(b)	3,460,369
5,290,000	AGL CLO 21 Ltd., Series 2022-21A, Class BR, 3 mo. USD SOFR + 1.650%, 5.943%, 10/21/2037(a)(b)	5,282,710
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.343%, 4/21/2037(a)(b)	6,520,482
4,230,000	AGL CLO 35 Ltd., Series 2024-35A, Class C, 3 mo. USD SOFR + 1.900%, 6.412%, 1/21/2038(a)(b)	4,229,146
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 6.414%, 10/15/2034(a)(b)	748,745
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.543%, 4/20/2037(a)(b)	941,885
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.443%, 7/20/2037(a)(b)	4,135,746
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.065%, 1/20/2037(a)(b)	2,911,781
2,983,064	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.239%, 1/16/2030(a)(b)	2,985,817
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.108%, 7/16/2037(a)(b)	1,643,578
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.608%, 7/16/2037(a)(b)	2,002,542
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.308%, 4/16/2037(a)(b)	5,784,812
5,575,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 6.520%, 10/23/2037(a)(b)	5,580,547
6,880,000	Bain Capital Credit CLO Ltd., Series 2024-6A, Class C, 3 mo. USD SOFR + 1.850%, 6.165%, 1/21/2038(a)(b)	6,857,310
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 6.343%, 4/20/2036(a)(b)	6,000,096
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.646%, 1/20/2038(a)(b)	6,704,968
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.114%, 7/15/2032(a)(b)	1,400,897
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.052%, 7/15/2036(a)(b)	3,813,280
Principal Amount (‡)	Description	Value (†)

$1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 6.555%, 7/18/2030(a)(b)	$1,066,807
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 5.728%, 1/25/2035(a)(b)	5,000,770
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.814%, 4/15/2034(a)(b)	397,818
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.440%, 1/20/2038(a)(b)	5,904,127
3,440,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class CR, 3 mo. USD SOFR + 1.900%, 6.193%, 10/20/2037(a)(b)	3,441,097
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.198%, 1/25/2038(a)(b)	2,551,117
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.963%, 1/25/2038(a)(b)	6,898,612
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 6.149%, 4/30/2031(a)(b)	1,676,643
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.709%, 1/22/2038(a)(b)	6,611,730
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.835%, 10/22/2037(a)(b)	3,952,960
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.312%, 7/25/2034(a)(b)	1,864,979
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.593%, 10/20/2037(a)(b)	3,189,778
2,160,000	Bridge Street CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.220%, 0.000%, 4/20/2038(a)(b)(h)	2,155,252
2,430,000	Bridge Street CLO Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 0.000%, 4/20/2038(a)(b)(h)	2,427,696
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.922%, 4/15/2037(a)(b)	6,819,318
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 7/15/2031(a)(b)	500,552
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 10/15/2034(a)(b)	1,984,719
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 5.943%, 1/20/2032(a)(b)	545,447
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.993%, 4/20/2032(a)(b)	3,799,967
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.753%, 7/20/2037(a)(b)	4,967,056
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.215%, 7/17/2034(a)(b)	523,715
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.542%, 1/17/2038(a)(b)	$1,433,736
3,600,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.052%, 7/15/2036(a)(b)	3,606,570
2,160,000	CIFC Funding Ltd., Series 2018-1A, Class CR, 3 mo. USD SOFR + 1.800%, 6.149%, 1/18/2038(a)(b)	2,158,132
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.214%, 7/15/2036(a)(b)	2,935,854
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.655%, 10/20/2034(a)(b)	4,502,047
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 7.552%, 1/23/2035(a)(b)	7,195,148
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.143%, 7/21/2037(a)(b)	7,110,748
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.823%, 4/20/2037(a)(b)	4,209,840
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.725%, 7/20/2034(a)(b)	7,653,040
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.987%, 1/15/2038(a)(b)	7,551,162
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.090%, 1/20/2037(a)(b)	2,956,712
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.910%, 4/22/2037(a)(b)	7,015,771
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.050%, 10/25/2037(a)(b)	5,155,670
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.400%, 4/25/2037(a)(b)	6,051,437
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.972%, 4/20/2038(a)(b)	3,788,709
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.192%, 4/26/2031(a)(b)	1,517,913
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,521,445
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2031(a)(b)	1,610,821
4,320,000	KKR CLO 54 Ltd., Series 2024-54A, Class B, 3 mo. USD SOFR + 1.700%, 6.021%, 1/15/2038(a)(b)	4,328,662
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 5.940%, 1/17/2030(a)(b)	1,190,441
745,000	Madison Park Funding XL Ltd., Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.075%, 5/28/2030(a)(b)	745,059
Principal Amount (‡)	Description	Value (†)

$1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.052%, 11/21/2030(a)(b)	$1,405,000
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 6.217%, 4/20/2038(a)(b)	1,631,817
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.455%, 4/20/2032(a)(b)	475,240
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.215%, 7/17/2034(a)(b)	833,243
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.105%, 10/20/2030(a)(b)	3,595,413
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 7.002%, 1/15/2031(a)(b)	3,990,638
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.062%, 1/28/2030(a)(b)	1,345,062
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 6.462%, 1/28/2030(a)(b)	650,291
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.402%, 7/15/2038(a)(b)	5,012,275
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.355%, 10/20/2034(a)(b)	2,744,931
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.953%, 10/17/2036(a)(b)	6,231,552
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.990%, 1/23/2038(a)(b)	3,205,494
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.702%, 4/15/2037(a)(b)	7,019,166
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.193%, 4/20/2037(a)(b)	4,358,737
2,025,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.893%, 1/20/2038(a)(b)	2,018,176
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1R, 3 mo. USD SOFR + 1.550%, 5.830%, 1/20/2038(a)(b)	8,819,616
2,700,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.093%, 4/20/2037(a)(b)	2,702,789
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 6.052%, 1/18/2038(a)(b)	3,319,749
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.414%, 4/15/2031(a)(b)	2,925,079
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	2,602,634
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.452%, 7/15/2037(a)(b)	2,490,442
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 6.280%, 11/14/2034(a)(b)	$250,005
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.243%, 7/20/2037(a)(b)	2,345,960
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.981%, 1/15/2038(a)(b)	2,468,844
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.862%, 4/20/2038(a)(b)	2,494,120
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 5.964%, 10/15/2029(a)(b)	1,498,774
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.202%, 10/15/2030(a)(b)	1,000,716
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2034(a)(b)	2,320,689
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.961%, 4/20/2038(a)(b)	3,446,967
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.411%, 4/20/2038(a)(b)	3,839,732
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.193%, 4/20/2035(a)(b)	1,535,028
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.393%, 4/20/2037(a)(b)	5,395,102
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.876%, 1/20/2038(a)(b)	2,320,905
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.255%, 10/18/2034(a)(b)	3,727,072
8,550,000	RAD CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.611%, 1/15/2038(a)(b)	8,547,957
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.205%, 4/20/2034(a)(b)	1,491,241
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 6.305%, 7/20/2034(a)(b)	2,757,438
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 4/20/2034(a)(b)	2,599,978
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.352%, 4/15/2037(a)(b)	7,045,571
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.932%, 4/15/2037(a)(b)	7,014,728
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.207%, 1/17/2038(a)(b)	5,022,558
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.810%, 4/23/2037(a)(b)	5,415,118
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.043%, 1/20/2037(a)(b)	2,065,156
Principal Amount (‡)	Description	Value (†)

$2,525,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 2.000%, 0.000%, 4/20/2038(a)(b)(h)	$2,525,000
2,165,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.700%, 0.000%, 4/20/2038(a)(b)(h)	2,165,000
1,660,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 3.250%, 0.000%, 4/20/2038(a)(b)(h)	1,660,000
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.730%, 1/05/2038(a)(b)	6,888,573
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.214%, 7/15/2034(a)(b)	1,866,319
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 5.725%, 7/21/2034(a)(b)	5,000,150
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.343%, 7/18/2037(a)(b)	4,114,052
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.623%, 2/25/2038(a)(b)	7,143,034
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR2, 3 mo. USD SOFR + 2.100%, 6.393%, 7/20/2032(a)(b)	3,239,272
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.393%, 10/20/2036(a)(b)	2,297,182
	Total Collateralized Loan Obligations (Identified Cost $419,161,584)	420,097,715

Short-Term Investments — 7.2%
168,759,510	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $168,771,230 on 4/01/2025 collateralized by $122,636,400 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $104,298,464; $67,450,900 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $67,836,277 including accrued interest (Note 2 of Notes to Financial Statements)	168,759,510
91,210,000	Federal Home Loan Bank Discount Notes, 4.050%–4.150%, 4/07/2025(i)(j)	91,135,157
72,375,000	U.S. Treasury Bills, 4.168%–4.170%, 5/27/2025(i)(j)	71,897,928
51,090,000	U.S. Treasury Bills, 4.185%, 6/20/2025(j)	50,613,081
22,845,000	U.S. Treasury Bills, 4.188%–4.207%, 5/22/2025(g)(i)(j)	22,708,263
15,200,000	U.S. Treasury Bills, 4.221%, 4/03/2025(j)	15,196,416
69,475,000	U.S. Treasury Bills, 4.230%, 4/08/2025(j)	69,417,641
75,085,000	U.S. Treasury Bills, 4.245%, 4/15/2025(j)	74,961,115
	Total Short-Term Investments (Identified Cost $564,711,959)	564,689,111
	Total Investments — 100.9% (Identified Cost $8,386,253,418)	7,958,628,443
	Other assets less liabilities — (0.9)%	(69,740,377)
	Net Assets — 100.0%	$7,888,888,066

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to $1,887,818,726 or
23.9% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	When–issued/delayed delivery.
(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	New issue unsettled as of March 31, 2025. Coupon rate does not take effect until settlement date.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	1,935	$399,789,413	$400,877,580	$1,088,167
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	2,874	308,875,943	310,841,063	1,965,120
Total					$3,053,287
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	31.6%
Mortgage Related	23.3
Banking	5.9
Finance Companies	3.2
ABS Other	2.1
Other Investments, less than 2% each	22.3
Collateralized Loan Obligations	5.3
Short-Term Investments	7.2
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 65.4% of Net Assets
	Canada — 1.5%
420,700	CGI, Inc.	$41,998,376
	France — 0.9%
37,829	LVMH Moet Hennessy Louis Vuitton SE	23,426,673
	Japan — 1.9%
1,615,061	Nomura Research Institute Ltd.	52,574,033
	Netherlands — 1.7%
68,647	ASML Holding NV	45,428,738
	Sweden — 2.1%
3,637,259	Atlas Copco AB, Class A	58,099,496
	Taiwan — 2.1%
2,021,000	Taiwan Semiconductor Manufacturing Co. Ltd.	56,917,387
	United Kingdom — 2.8%
1,212,021	Halma PLC	40,665,194
243,842	London Stock Exchange Group PLC	36,217,153
		76,882,347
	United States — 52.4%
74,758	Adobe, Inc.(a)	28,671,936
438,686	Airbnb, Inc., Class A(a)	52,405,430
624,753	Allison Transmission Holdings, Inc.	59,770,119
484,518	Alphabet, Inc., Class A	74,925,864
456,157	Amazon.com, Inc.(a)	86,788,431
57,144	BlackRock, Inc.	54,085,653
142,676	Builders FirstSource, Inc.(a)	17,825,939
61,504	Costco Wholesale Corp.	58,169,253
147,617	Cummins, Inc.	46,269,072
200,627	Danaher Corp.	41,128,535
101,285	Diamondback Energy, Inc.	16,193,446
72,429	Goldman Sachs Group, Inc.	39,567,238
119,756	Hilton Worldwide Holdings, Inc.	27,250,478
151,969	Home Depot, Inc.	55,695,119
176,637	JPMorgan Chase & Co.	43,329,056
138,293	Linde PLC	64,394,753
157,519	Mastercard, Inc., Class A	86,339,314
43,697	Mettler-Toledo International, Inc.(a)	51,602,224
767,384	NVIDIA Corp.	83,169,078
52,237	O'Reilly Automotive, Inc.(a)	74,833,681
101,376	Parker-Hannifin Corp.	61,621,402
119,577	Roper Technologies, Inc.	70,500,208
182,410	S&P Global, Inc.	92,682,521
107,347	Salesforce, Inc.	28,807,641
118,177	Schneider Electric SE	27,280,600
80,960	Trane Technologies PLC	27,277,043
122,323	UnitedHealth Group, Inc.	64,066,671
		1,434,650,705
	Total Common Stocks (Identified Cost $1,358,080,897)	1,789,977,755

Principal Amount (‡)
Bonds and Notes — 32.2%

Non-Convertible Bonds — 31.6%
Argentina — 0.2%
$9,030,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	5,642,179
Principal Amount (‡)	Description	Value (†)

	Australia — 1.8%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$2,821,474
5,325,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	3,175,833
5,540,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	3,137,207
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(c)	657,763
11,515,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	11,563,264
17,585,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	18,831,609
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,302,061
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,918,809
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(c)	94,894
		50,502,914
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,450,341
	Brazil — 1.2%
10,000,000	Brazil Government International Bonds, 4.500%, 5/30/2029	9,663,632
5,110,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,971,906
2,500,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,430,302
53,329 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,686,557
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,348,291
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	613,467
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,288,295
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	496,410
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,009,206
		32,508,066
	Canada — 2.0%
2,870,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	2,597,393
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	643,456
292,108	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	280,485
597,144	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	558,574
505,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	482,716
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	1,186,490
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	321,868
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	1,984,726
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,460,144
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	996,949
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,933,979
24,285,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	16,978,490
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
12,590,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	$8,921,967
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,198,786
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,239,974
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,059,583
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,190,969
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,335,824
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,018,243
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,576,806
		55,967,422
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	495,235
975,000	Antofagasta PLC, 5.625%, 5/13/2032	984,986
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	527,036
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,259,117
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	866,400
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,359,350
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,791,606
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	499,488
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	566,280
525,000	Enel Chile SA, 4.875%, 6/12/2028	522,926
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,448,613
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,109,981
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	959,543
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	912,891
		16,303,452
	Colombia — 0.6%
4,480,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,618,048
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,265,536
555,000	Colombia Government International Bonds, 7.750%, 11/07/2036	538,805
7,073,300,000	Colombia TES, 6.250%, 11/26/2025, (COP)	1,655,931
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	6,889,088
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,184,302
		15,151,710
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,500,698
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	2,017,440
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	1,047,816
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	592,212
Principal Amount (‡)	Description	Value (†)

	Dominican Republic — continued
$995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	$1,000,552
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	435,349
		5,093,369
	France — 0.3%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	203,883
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(c)	1,204,688
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,012,817
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,286,152
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	968,784
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(c)	1,011,192
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,507,971
		7,195,487
	Germany — 0.4%
4,760,000	Bundesobligation, 2.100%, 4/12/2029, (EUR)	5,122,662
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,572,543
2,265,000	Mercedes-Benz Finance North America LLC, 4.800%, 8/01/2029(c)	2,257,370
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(c)	1,411,849
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	323,078
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	245,688
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	640,133
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	255,420
		11,828,743
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	957,222
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,667,741
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,399,253
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,185,025
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(c)	2,380,493
		8,632,512
	Indonesia — 0.2%
43,840,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,653,141
50,092,000,000	Indonesia Treasury Bonds, 7.500%, 5/15/2038, (IDR)	3,088,869
		5,742,010
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,874,920
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Ireland — continued
$2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	$2,454,279
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(e)	3,361,635
		8,690,834
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,251,855
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,740,789
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,431,846
13,731,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	9,921,031
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,657,962
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	498,302
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,748,836
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,533,060
		29,783,681
	Italy — 0.7%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,558
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,382,060
8,325,000	Italy Buoni Poliennali Del Tesoro, 3.350%, 7/01/2029, (EUR)	9,203,191
1,145,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	1,255,117
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	875,881
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,829,115
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,465,402
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	810,625
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	584,815
		18,606,764
	Japan — 0.9%
1,091,543,600 (f)	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)(g)	7,551,988
1,446,450,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	9,376,803
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,733,258
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,984,146
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,208,811
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,249,211
		24,104,217
Principal Amount (‡)	Description	Value (†)

	Korea — 0.7%
$1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(c)	$1,510,776
4,500,000,000	Korea Treasury Bonds, 1.125%, 9/10/2025, (KRW)	3,037,822
13,130,550,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	8,330,773
3,600,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	2,492,708
4,450,000,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	3,104,593
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	762,534
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,094
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	146,580
		19,593,880
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	958,184
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,829,375
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	255,812
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,456,983
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	866,887
		5,367,241
	Malaysia — 0.1%
11,200,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,531,263
	Mexico — 1.9%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	815,806
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	785,789
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,746,307
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(c)	1,944,131
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	849,713
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(h)	793,190
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,629,654
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,099,492
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	299,841
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,332,189
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	738,639
1,707,184 (i)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,130,449
724,558 (i)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,463,730
1,064,466 (i)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,141,967
637,836 (i)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,849,496
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,402,305
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,541,055
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	138,022
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	742,940
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$10,000,000	Mexico Government International Bonds, 5.000%, 5/07/2029	$9,884,514
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	724,462
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	317,698
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(c)	1,789,098
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,199,599
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,077,714
		52,437,800
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,399,204
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	867,921
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(e)	1,785,640
		2,653,561
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,601,879
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	430,559
6,310,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	3,065,905
15,075,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	8,280,068
		14,378,411
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,336,015
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,644,782
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,532,246
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,087,980
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	511,195
		9,112,218
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,374,517
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	182,909
		1,557,426
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	2,995,309
840,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	829,795
		3,825,104
Principal Amount (‡)	Description	Value (†)

	Poland — 0.4%
39,045,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	$8,126,066
12,970,000	Republic of Poland Government Bonds, 3.250%, 7/25/2025, (PLN)	3,331,397
		11,457,463
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,313,355
	Qatar — 0.1%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,382,400
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(c)	884,903
	Singapore — 0.3%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,447,237
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	1,243,327
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,439,439
39,185,000	Republic of South Africa Government Bonds, 7.000%, 2/28/2031, (ZAR)	1,896,445
116,835,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,702,516
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,587,566
19,900,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	19,287,058
		35,156,351
	Spain — 0.5%
800,000	Banco Santander SA, 6.938%, 11/07/2033	890,416
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,914,598
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(c)	1,306,732
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,155,986
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,644,337
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	731,980
2,355,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,641,605
		12,285,654
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,848,391
	Sweden — 0.1%
38,000,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,288,215
2,560,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	254,752
		3,542,967
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Switzerland — 0.2%
$325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	$397,148
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,635,028
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	802,770
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	336,957
		4,171,903
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(c)	402,550
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,111,600
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,370,427
		2,482,027
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,225,800
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,296,298
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,188,852
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,065,469
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	429,968
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	67,185
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	140,577
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	1,341,591
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	917,757
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,286,584
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	303,179
9,590,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	12,343,131
9,845,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	12,360,299
		32,740,890
	United States — 11.8%
1,475,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,479,511
667,302	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	655,257
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	270,615
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	365,200
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	358,275
180,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	181,852
Principal Amount (‡)	Description	Value (†)

	United States — continued
$800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	$718,037
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,142,545
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,187
2,390,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,929,925
1,745,000	Block, Inc., 3.500%, 6/01/2031	1,534,215
1,220,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,249,466
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,169,152
1,000,000	Boeing Co., 5.150%, 5/01/2030	1,006,202
899,000	Boeing Co., 5.705%, 5/01/2040	873,923
4,965,000	Boeing Co., 5.805%, 5/01/2050	4,726,588
60,000	Boeing Co., 5.930%, 5/01/2060	56,439
5,840,000	Boeing Co., 6.528%, 5/01/2034	6,257,480
9,335,000	Boeing Co., 6.858%, 5/01/2054	10,139,637
1,105,000	Boeing Co., 7.008%, 5/01/2064	1,197,368
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.941%, 12/15/2038(b)(c)	113,283
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.190%, 12/15/2038(b)(c)	853,098
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,745,060
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,397,715
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,536,379
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	6,047,351
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,357,075
695,000	Carnival Corp., 5.750%, 3/01/2027(c)	695,437
1,090,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,085,613
6,070,000	Carnival Corp., 6.125%, 2/15/2033(c)	5,981,558
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,010,756
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,294,451
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	660,467
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,283,596
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,222,531
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	251,601
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	2,229,557
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,697,934
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	9,693,322
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,444,654
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,736,684
11,460,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	5,576,866
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	874,125
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	507,434
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	262,350
2,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	1,477,892
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	867,998
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,524
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,243
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,025,792
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,380,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	$1,325,076
2,340,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	2,147,993
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	670,461
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,693,238
19,499,106	EchoStar Corp., 10.750%, 11/30/2029	20,488,936
1,646,147	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(j)	1,493,613
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,123,511
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,676,353
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,795,806
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	903,154
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	417,023
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,139,243
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,212,332
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,088,856
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,508,133
685,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	656,800
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	725,621
1,620,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,651,307
6,430,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(h)	6,580,738
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(c)	219,672
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(c)	1,439,401
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(c)	532,188
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(c)	215,119
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	912,738
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	156,959
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	646,778
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,462,687
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	205,883
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	574,651
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	414,322
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,173,161
727,000	NCL Corp. Ltd., 5.875%, 3/15/2026(c)	725,476
3,000,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	2,963,408
725,000	NCL Finance Ltd., 6.125%, 3/15/2028(c)	722,681
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(c)	2,041,348
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	22,526
575,000	ONEOK, Inc., 5.450%, 6/01/2047	520,970
180,000	Ovintiv, Inc., 6.500%, 8/15/2034	187,640
4,175,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(c)	4,158,483
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,112,342
Principal Amount (‡)	Description	Value (†)

	United States — continued
$315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	$295,835
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	452,295
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	650,273
870,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	787,951
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,206,335
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,507,254
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	424,943
2,085,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,098,240
590,000	Quikrete Holdings, Inc., 6.750%, 3/01/2033(c)	587,315
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	499,817
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,159,773
4,749,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	4,379,740
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(c)	2,342,502
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	6,280,453
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	3,868,669
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,348,891
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,266,460
2,930,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	2,877,034
7,055,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(c)	7,050,603
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	403,612
585,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	577,795
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	399,810
270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	235,748
60,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	55,426
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	900,812
555,000	SM Energy Co., 6.750%, 8/01/2029(c)	546,734
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	274,797
2,250,000	Synopsys, Inc., 5.150%, 4/01/2035	2,261,848
2,635,000	Synopsys, Inc., 5.700%, 4/01/2055	2,616,325
875,000	Targa Resources Corp., 6.125%, 3/15/2033	913,338
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	244,555
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	161,523
665,000	TD SYNNEX Corp., 6.100%, 4/12/2034	683,966
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	170,766
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	78,790
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	68,558
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	73,724
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	$2,688,991
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	355,832
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	411,144
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	3,797,247
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	495,139
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	217,635
2,075,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,897,166
8,610,000	U.S. Treasury Notes, 3.500%, 9/30/2026	8,552,824
17,340,000	U.S. Treasury Notes, 4.125%, 10/31/2026	17,383,350
2,150,000	U.S. Treasury Notes, 4.250%, 11/30/2026	2,160,330
19,390,000	U.S. Treasury Notes, 4.500%, 3/31/2026(k)	19,469,681
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(c)	12,883,436
1,610,000	Uber Technologies, Inc., 4.800%, 9/15/2034	1,563,648
6,950,000	Uber Technologies, Inc., 6.250%, 1/15/2028(c)	6,991,790
847,000	Uber Technologies, Inc., 7.500%, 9/15/2027(c)	857,344
204,236	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	201,279
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,090,682
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	770,282
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	1,026,718
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	177,617
1,490,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(h)	1,413,993
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,044,199
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(c)	885,220
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(c)	297,875
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	343,574
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	404,890
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	403,519
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	133,942
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	100,532
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	660,795
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,581,087
		323,029,118
	Uruguay — 0.1%
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,942,081
	Total Non-Convertible Bonds (Identified Cost $914,939,568)	864,830,819

Convertible Bonds — 0.6%
	United States — 0.6%
6,650,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	6,254,325
1,086,000	Carnival Corp., 5.750%, 12/01/2027	1,811,991
Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,101,905	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(j)	$6,810,872
1,440,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,752,480
	Total Convertible Bonds (Identified Cost $16,312,480)	16,629,668

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	94,758
	Total Bonds and Notes (Identified Cost $931,367,039)	881,555,245

Senior Loans — 0.9%
	Ireland — 0.1%
719,595	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(l)	714,839
704,829	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(m)	700,169
		1,415,008
	United Kingdom — 0.1%
2,085,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(l)	2,056,331
135,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 7.981%, 2/15/2031(b)(m)	133,144
		2,189,475
	United States — 0.7%
1,756,760	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.069%, 9/19/2031(b)(m)	1,744,796
100,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(l)	99,896
232,063	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(l)	231,724
706,062	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(m)	705,032
1,100,565	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	1,097,263
930,921	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(m)	928,361
1,925,335	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(m)	1,921,119
205,534	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(m)	205,190
227,010	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.819%, 1/18/2028(b)(m)	219,160
570,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(m)	566,084
54,819	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(n)	54,739
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$9,674	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(m)	$9,660
500,893	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(m)	500,162
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	745,352
20,225	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	20,105
1,916,813	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(l)	1,900,942
266,639	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(b)(m)	265,317
438,900	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(l)	438,764
817,164	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(b)(m)	813,593
99,251	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.566%, 4/14/2029(b)(m)	98,863
805,864	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(m)	804,857
248,744	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(m)	248,082
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(m)	229,610
1,036,418	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(m)	1,030,914
153,615	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 9/15/2031(b)(m)	152,962
243,163	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(m)	242,190
2,054,101	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(m)	2,046,912
94,052	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.799%, 2/28/2031(b)(m)	93,468
161,975	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.049%, 8/24/2028(b)(m)	161,857
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.049%, 5/06/2031(b)(m)	268,475
2,064,400	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(m)	2,062,934
		19,908,383
	Total Senior Loans (Identified Cost $23,620,454)	23,512,866

Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 1.0%
$28,222,559	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $28,224,519 on 4/01/2025 collateralized by $28,551,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $28,787,029 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost$28,222,559)	$28,222,559
	Total Investments — 99.5% (Identified Cost $2,341,290,949)	2,723,268,425
	Other assets less liabilities — 0.5%	12,494,649
	Net Assets — 100.0%	$2,735,763,074

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(c)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2025, the value of Rule 144A holdings amounted to
$302,122,813 or 11.0% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Amount shown represents principal amount including inflation adjustments.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Perpetual bond with no specified maturity date.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 0.75%, to which the spread is added.

See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
(n)
Unfunded loan commitment. An unfunded loan commitment
is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until
the borrower draws on the loan commitment, at which time
the rate will become the stated rate in the loan agreement.
See Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/03/2025	BRL	S	55,000,000	$9,342,143	$9,515,911	$(173,768)
Bank of America N.A.	6/03/2025	BRL	S	9,600,000	1,664,355	1,660,959	3,396
Bank of America N.A.	6/18/2025	JPY	B	6,764,006,000	45,944,261	45,485,382	(458,879)
Bank of America N.A.	6/18/2025	JPY	S	768,037,000	5,215,092	5,164,759	50,333
Bank of America N.A.	6/18/2025	KRW	S	19,047,379,000	13,143,194	12,989,300	153,894
Bank of America N.A.	6/18/2025	MXN	S	323,885,000	15,708,793	15,665,573	43,220
Bank of America N.A.	6/18/2025	ZAR	S	52,995,000	2,882,246	2,872,548	9,698
Deutsche Bank AG	6/18/2025	IDR	S	97,000,000,000	5,877,897	5,836,341	41,556
HSBC Bank USA N.A.	6/18/2025	AUD	S	9,103,000	5,732,205	5,691,613	40,592
HSBC Bank USA N.A.	6/18/2025	CAD	S	63,097,000	44,054,974	44,014,000	40,974
HSBC Bank USA N.A.	6/18/2025	CNH	B	219,000,000	30,428,458	30,299,161	(129,297)
Morgan Stanley Capital Services LLC	6/18/2025	EUR	B	78,264,000	85,683,662	84,992,496	(691,166)
Morgan Stanley Capital Services LLC	6/18/2025	NZD	S	6,003,000	3,433,680	3,414,627	19,053
Royal Bank of Canada	6/18/2025	GBP	S	4,123,000	5,338,093	5,325,497	12,596
UBS AG	6/18/2025	COP	S	30,469,789,000	7,319,542	7,211,139	108,403
Total							$(929,395)
At March 31, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	6/18/2025	NOK	30,959,000	EUR	2,614,167	$2,838,911	$(103,703)
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	358	$39,562,395	$39,816,313	$253,918
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	216	44,666,652	44,749,125	82,473
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	1,010	108,547,317	109,237,812	690,495
Eurex 10 Year Euro BUND Futures	6/06/2025	224	30,981,762	31,204,060	222,298
Total					$1,249,184
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	222	$26,104,626	$26,036,438	$68,188
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	77	9,484,803	9,413,250	71,553
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	55	6,253,760	6,276,875	(23,115)
Total					$116,626
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	9.6%
Machinery	8.3
Capital Markets	8.1
Semiconductors & Semiconductor Equipment	6.8
Specialty Retail	4.7
Software	4.7
IT Services	3.4
Life Sciences Tools & Services	3.4
Broadline Retail	3.2
Financial Services	3.2
Hotels, Restaurants & Leisure	2.9
Sovereigns	2.9
Interactive Media & Services	2.7
Chemicals	2.5
Cable Satellite	2.5
Health Care Providers & Services	2.3
Banking	2.2
Consumer Staples Distribution & Retail	2.1
Other Investments, less than 2% each	23.0
Short-Term Investments	1.0
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%
Currency Exposure Summary at March 31, 2025 (Unaudited)
United States Dollar	75.4%
Euro	5.2
British Pound	4.0
Canadian Dollar	3.5
Japanese Yen	2.5
Swedish Krona	2.2
New Taiwan Dollar	2.1
Other, less than 2% each	4.6
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 4.6%
3,781,684	Boeing Co.(a)	$644,966,206
	Air Freight & Logistics — 1.2%
1,454,568	Expeditors International of Washington, Inc.	174,911,802
	Automobiles — 6.2%
3,375,435	Tesla, Inc.(a)	874,777,735
	Beverages — 2.7%
6,585,430	Monster Beverage Corp.(a)	385,379,364
	Biotechnology — 5.3%
421,082	Regeneron Pharmaceuticals, Inc.	267,062,837
988,724	Vertex Pharmaceuticals, Inc.(a)	479,353,169
		746,416,006
	Broadline Retail — 6.8%
974,471	Alibaba Group Holding Ltd., ADR	128,854,300
4,352,171	Amazon.com, Inc.(a)	828,044,055
		956,898,355
	Capital Markets — 2.4%
383,250	FactSet Research Systems, Inc.	174,240,780
2,183,220	SEI Investments Co.	169,483,369
		343,724,149
	Entertainment — 9.2%
998,752	Netflix, Inc.(a)	931,366,202
3,696,704	Walt Disney Co.	364,864,685
		1,296,230,887
	Financial Services — 7.5%
1,849,122	Block, Inc.(a)	100,462,798
1,676,969	PayPal Holdings, Inc.(a)	109,422,227
2,399,579	Visa, Inc., Class A	840,956,457
		1,050,841,482
	Health Care Equipment & Supplies — 1.6%
444,068	Intuitive Surgical, Inc.(a)	219,933,558
	Hotels, Restaurants & Leisure — 3.3%
2,452,113	Starbucks Corp.	240,527,764
1,186,665	Yum China Holdings, Inc.	61,777,780
1,006,641	Yum! Brands, Inc.	158,405,028
		460,710,572
	Interactive Media & Services — 13.3%
3,698,473	Alphabet, Inc., Class A	571,931,865
1,319,227	Alphabet, Inc., Class C	206,102,834
1,916,673	Meta Platforms, Inc., Class A	1,104,693,650
		1,882,728,349
	IT Services — 2.4%
3,563,372	Shopify, Inc., Class A(a)	339,892,238
	Life Sciences Tools & Services — 1.9%
1,080,850	Illumina, Inc.(a)	85,754,639
371,733	Thermo Fisher Scientific, Inc.	184,974,341
		270,728,980
	Machinery — 0.9%
273,611	Deere & Co.	128,419,323
	Pharmaceuticals — 3.7%
1,454,643	Novartis AG, ADR	162,163,602
3,288,965	Novo Nordisk AS, ADR	228,385,729
3,304,373	Roche Holding AG, ADR	135,974,949
		526,524,280
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 9.5%
10,634,084	NVIDIA Corp.	$1,152,522,024
1,231,180	QUALCOMM, Inc.	189,121,560
		1,341,643,584
	Software — 14.8%
1,466,918	Autodesk, Inc.(a)	384,039,132
1,560,266	Microsoft Corp.	585,708,254
4,352,860	Oracle Corp.	608,573,357
1,472,725	Salesforce, Inc.	395,220,481
511,095	Workday, Inc., Class A(a)	119,356,015
		2,092,897,239
	Textiles, Apparel & Luxury Goods — 0.8%
1,774,815	NIKE, Inc., Class B	112,665,256
	Total Common Stocks (Identified Cost $6,337,595,478)	13,850,289,365

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	148,715,311

Principal Amount
Short-Term Investments — 0.5%
$70,500,008	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $70,504,904 on 4/01/2025 collateralized by $32,777,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $33,047,939; $21,666,600 U.S. Treasury Note, 4.375% due 1/31/2032 valued at $22,152,884; $16,000,000 U.S. Treasury Note, 4.625% due 4/30/2029 valued at $16,709,314 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $70,500,008)	70,500,008
	Total Investments — 99.7% (Identified Cost $6,541,943,414)	14,069,504,684
	Other assets less liabilities — 0.3%	41,722,430
	Net Assets — 100.0%	$14,111,227,114

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Growth Fund (continued)
Industry Summary at March 31, 2025 (Unaudited)
Software	14.8%
Interactive Media & Services	13.3
Semiconductors & Semiconductor Equipment	9.5
Entertainment	9.2
Financial Services	7.5
Broadline Retail	6.8
Automobiles	6.2
Biotechnology	5.3
Aerospace & Defense	4.6
Pharmaceuticals	3.7
Hotels, Restaurants & Leisure	3.3
Beverages	2.7
Capital Markets	2.4
IT Services	2.4
Other Investments, less than 2% each	6.4
Affiliated Exchange-Traded Funds	1.1
Short-Term Investments	0.5
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.5% of Net Assets
	ABS Car Loan — 12.7%
$114,010	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$114,191
9,932	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	9,953
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	423,252
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	250,752
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	505,844
99,835	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	99,758
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	878,852
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,407
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,124,133
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	254,067
696,639	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	699,648
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,748
1,003,566	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,006,979
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	291,197
600,000	CarMax Select Receivables Trust, Series 2025-A, 4.770%, 9/17/2029	599,125
60,805	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	60,505
39,989	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	40,011
402,633	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	404,937
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,687
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	576,461
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,182
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	183,521
219,727	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	221,157
149,434	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	150,901
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	161,031
276,765	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	277,207
310,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	311,955
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	472,457
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	135,527
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, 5.020%, 3/15/2035(a)	200,316
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	$354,346
52,065	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	51,945
17,874	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	17,887
298,888	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	299,345
54,103	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	54,001
247,739	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	249,446
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,216
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	212,493
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	140,740
152,683	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	152,832
72,844	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	72,888
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, 4.740%, 1/16/2029	500,320
261,917	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	262,514
362,915	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	363,074
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	453,710
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	170,721
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	551,935
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,375,688
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	383,249
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	160,250
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	374,552
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,924
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,134
82,882	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	83,867
245,566	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	247,945
178,424	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	178,068
185,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	185,498
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	164,638
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	230,897
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	268,184
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	220,230
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	$726,592
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	247,706
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	233,656
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	261,930
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	229,454
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,737
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	216,341
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	164,970
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	374,919
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	125,829
453,544	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	458,095
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	160,256
196,817	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	195,055
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	341,459
332,096	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	331,872
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,567
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	173,587
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	547,424
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	602,054
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	332,494
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, 4.670%, 8/15/2029	95,222
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	215,605
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,492
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,017
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	423,213
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	134,741
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	231,085
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	437,750
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	372,369
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	797,828
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,347
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	$704,932
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	186,941
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,505
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	310,993
543,633	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	548,050
247,232	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	249,270
225,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	225,948
105,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	105,373
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	235,293
61,520	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	61,406
		30,314,675
	ABS Credit Card — 0.5%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	727,661
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	334,092
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	246,746
		1,308,499
	ABS Other — 4.4%
258,388	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	260,224
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	322,379
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	864,819
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,702
171,746	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	156,872
104,836	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	105,780
83,007	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	84,223
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	238,511
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	61,005
268,030	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	272,788
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	269,817
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	741,662
637,759	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	640,575
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	640,939
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,376
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$89,963	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	$90,525
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	183,562
47,555	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	47,789
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	459,247
30,032	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	29,033
112,497	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	114,011
325,429	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	328,992
925,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	920,265
348,524	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	352,071
77,301	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	77,733
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	137,304
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	206,783
110,137	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	109,668
166,062	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	166,276
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	177,751
255,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	256,774
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	326,714
31,429	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	31,182
232,596	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	233,801
94,363	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	97,332
306,892	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	309,878
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	817,535
		10,397,898
	ABS Residential Mortgage — 0.0%
1,153	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,135
	ABS Student Loan — 0.0%
61,048	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	59,756
33,004	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	30,527
		90,283
	Aerospace & Defense — 0.2%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	481,683
	Agency Commercial Mortgage-Backed Securities — 0.3%
848,531	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	831,995
Principal Amount	Description	Value (†)
	Automotive — 4.3%
$555,000	American Honda Finance Corp., 4.800%, 3/05/2030	$553,777
830,000	BMW U.S. Capital LLC, 5.050%, 3/21/2030(a)	834,363
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	820,835
665,000	Denso Corp., 1.239%, 9/16/2026(a)	634,565
730,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	729,609
515,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	515,532
435,000	General Motors Financial Co., Inc., 5.350%, 1/07/2030	434,244
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	271,659
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	179,259
415,000	Hyundai Capital America, 4.875%, 11/01/2027(a)	415,933
775,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	772,274
345,000	LKQ Corp., 5.750%, 6/15/2028	352,696
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	745,773
435,000	Mercedes-Benz Finance North America LLC, 4.900%, 11/15/2027(a)	437,146
310,000	Nissan Motor Acceptance Co. LLC, 5.550%, 9/13/2029(a)	306,308
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	277,898
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	356,295
410,000	Toyota Motor Credit Corp., 5.350%, 1/09/2035	416,715
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	638,969
460,000	Volkswagen Group of America Finance LLC, 5.650%, 3/25/2032(a)	458,059
		10,151,909
	Banking — 13.7%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	409,042
490,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	497,189
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	333,839
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	839,958
270,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	264,910
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	317,176
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	237,434
825,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	832,328
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	240,838
330,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	339,044
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	566,543
295,000	Barclays PLC, (fixed rate to 2/25/2030, variable rate thereafter), 5.367%, 2/25/2031	298,266
445,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	449,671
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/30/2028, variable rate thereafter), 4.857%, 3/30/2029	597,126
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	$334,913
270,000	Capital One Financial Corp., (fixed rate to 1/30/2035, variable rate thereafter), 6.183%, 1/30/2036	269,378
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	419,750
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	582,762
830,000	Citigroup, Inc., (fixed rate to 3/04/2028, variable rate thereafter), 4.786%, 3/04/2029	831,806
240,000	Citizens Financial Group, Inc., (fixed rate to 3/05/2030, variable rate thereafter), 5.253%, 3/05/2031	241,289
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	187,990
475,000	Commonwealth Bank of Australia, 4.423%, 3/14/2028	477,103
540,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	545,847
805,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	806,804
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	580,590
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	236,713
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	520,913
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	251,421
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	595,588
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	282,321
20,000	Goldman Sachs Group, Inc., (fixed rate to 4/25/2029, variable rate thereafter), 5.727%, 4/25/2030	20,632
460,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	461,865
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	589,723
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	237,501
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	218,604
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	306,107
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	509,231
515,000	JPMorgan Chase & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.140%, 1/24/2031	523,032
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	237,235
435,000	KBC Group NV, (fixed rate to 10/16/2029, variable rate thereafter), 4.932%, 10/16/2030(a)	435,168
365,000	M&T Bank Corp., MTN, (fixed rate to 1/16/2035, variable rate thereafter), 5.385%, 1/16/2036	357,968
385,000	Mizuho Financial Group, Inc., (fixed rate to 5/13/2030, variable rate thereafter), 5.098%, 5/13/2031	388,692
Principal Amount	Description	Value (†)
	Banking — continued
$920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	$912,586
700,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	711,389
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	677,274
355,000	National Bank of Canada, 4.500%, 10/10/2029	351,174
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	490,992
270,000	NatWest Group PLC, (fixed rate to 8/15/2029, variable rate thereafter), 4.964%, 8/15/2030	270,239
340,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	325,801
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	432,284
445,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	441,598
300,000	Royal Bank of Canada, GMTN, (fixed rate to 5/02/2030, variable rate thereafter), 4.970%, 5/02/2031	301,454
825,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	834,991
430,000	Santander Holdings USA, Inc., (fixed rate to 3/20/2030, variable rate thereafter), 5.741%, 3/20/2031	433,156
360,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	367,480
480,000	Societe Generale SA, 5.250%, 2/19/2027(a)	483,432
305,000	Standard Chartered PLC, (fixed rate to 1/21/2035, variable rate thereafter), 6.228%, 1/21/2036(a)	317,081
385,000	State Street Bank & Trust Co., 4.782%, 11/23/2029	388,647
195,000	State Street Corp., 4.729%, 2/28/2030	196,049
570,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 1/15/2032	583,030
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	405,518
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	389,429
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	332,542
560,000	Synchrony Bank, 5.400%, 8/22/2025	560,448
200,000	Synchrony Financial, 4.875%, 6/13/2025	199,901
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	143,961
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	243,377
270,000	Toronto-Dominion Bank, 4.783%, 12/17/2029	270,285
370,000	Toronto-Dominion Bank, 5.298%, 1/30/2032	376,289
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	565,312
335,000	UBS AG, 5.000%, 7/09/2027	338,857
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	578,552
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	654,562
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	459,838
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	337,968
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	596,019
		32,645,825
	Brokerage — 0.9%
235,000	Ameriprise Financial, Inc., 5.200%, 4/15/2035	234,452
125,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	124,465
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	327,108
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Brokerage — continued
$840,000	CME Group, Inc., 4.400%, 3/15/2030	$838,656
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	292,634
260,000	Marex Group PLC, 6.404%, 11/04/2029	264,274
		2,081,589
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	268,463
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	230,188
155,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.750%, 5/15/2030(a)	154,755
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	271,408
345,000	Nutrien Ltd., 5.250%, 3/12/2032	345,365
		1,001,716
	Collateralized Mortgage Obligations — 0.6%
55,827	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.940%, 7/20/2064(b)	55,777
55,072	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.923%, 7/20/2064(b)	55,149
146	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	133
34,190	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	33,178
148,472	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.343%, 2/20/2066(b)	148,661
666,765	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	642,004
84,512	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.873%, 12/20/2068(b)	84,593
53,617	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.823%, 10/20/2068(b)	53,462
243,333	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.823%, 5/20/2069(b)	242,709
		1,315,666
	Construction Machinery — 0.5%
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	285,458
820,000	Deere & Co., 5.450%, 1/16/2035	849,110
		1,134,568
	Consumer Cyclical Services — 0.0%
75,000	Rollins, Inc., 5.250%, 2/24/2035(a)	74,621
	Diversified Manufacturing — 0.7%
625,000	3M Co., 4.800%, 3/15/2030	626,940
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	452,429
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	319,440
240,000	Nordson Corp., 4.500%, 12/15/2029	236,310
		1,635,119
	Electric — 3.4%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,248
425,000	Ameren Corp., 5.000%, 1/15/2029	428,976
305,000	Ameren Corp., 5.375%, 3/15/2035	304,336
Principal Amount	Description	Value (†)
	Electric — continued
$565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	$566,996
260,000	CenterPoint Energy Houston Electric LLC, 4.800%, 3/15/2030	261,637
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	345,100
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	116,960
670,000	Dominion Energy, Inc., 5.450%, 3/15/2035	669,807
265,000	DTE Energy Co., 4.950%, 7/01/2027	267,000
360,000	Duke Energy Progress LLC, 5.050%, 3/15/2035	358,271
200,000	Edison International, 4.700%, 8/15/2025	200,003
310,000	Entergy Corp., 0.900%, 9/15/2025	304,982
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	286,579
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	371,753
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.459%, 4/30/2043(b)	141,138
825,000	NextEra Energy Capital Holdings, Inc., 5.450%, 3/15/2035	832,150
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	302,661
580,000	Public Service Co. of Colorado, 5.350%, 5/15/2034	583,021
75,000	Southern California Edison Co., 5.250%, 3/15/2030	75,434
510,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	509,347
580,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	580,178
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	135,176
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,375
		8,030,128
	Finance Companies — 3.5%
285,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	287,153
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	259,582
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	197,957
210,000	Apollo Debt Solutions BDC, 6.550%, 3/15/2032(a)	212,780
235,000	Ares Capital Corp., 5.800%, 3/08/2032	233,589
230,000	Ares Strategic Income Fund, 5.700%, 3/15/2028(a)	230,005
500,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	497,256
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	408,280
170,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	170,231
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	282,579
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	73,711
315,000	Blackstone Private Credit Fund, 6.000%, 1/29/2032	312,301
185,000	Blackstone Secured Lending Fund, 5.300%, 6/30/2030	181,726
10,000	Blackstone Secured Lending Fund, 5.350%, 4/13/2028	9,997
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	258,840
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	277,782
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	227,704
105,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	104,463
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	288,875
230,000	FS KKR Capital Corp., 6.125%, 1/15/2030	228,785
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	254,341
190,000	GATX Corp., 5.400%, 3/15/2027	192,414
175,000	GATX Corp., 5.500%, 6/15/2035	174,977
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	322,706
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,101
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Finance Companies — continued
$325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	$313,318
200,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028(a)	199,140
130,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029	131,830
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	240,161
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	358,708
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,818
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	461,449
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	103,904
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	110,957
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	152,061
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	235,066
365,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	364,619
		8,425,166
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	251,339
	Food & Beverage — 1.7%
665,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	675,732
315,000	Cargill, Inc., 5.125%, 2/11/2035(a)	314,012
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	802,755
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	310,740
215,000	General Mills, Inc., 4.875%, 1/30/2030	215,809
385,000	Kraft Heinz Foods Co., 5.400%, 3/15/2035	388,062
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	582,404
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	442,788
315,000	Sysco Corp., 5.100%, 9/23/2030	319,750
		4,052,052
	Gaming — 0.1%
180,000	VICI Properties LP, 4.750%, 4/01/2028	180,358
	Government Owned - No Guarantee — 0.4%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	425,364
470,000	Electricite de France SA, 5.750%, 1/13/2035(a)	476,478
		901,842
	Health Insurance — 0.2%
545,000	Humana, Inc., 5.375%, 4/15/2031	549,240
	Healthcare — 0.8%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	635,148
275,000	Illumina, Inc., 4.650%, 9/09/2026	274,756
320,000	IQVIA, Inc., 5.700%, 5/15/2028	325,706
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	189,906
540,000	Zimmer Biomet Holdings, Inc., 5.050%, 2/19/2030	545,675
		1,971,191
	Hybrid ARMs — 0.0%
9,401	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 7.180%, 1/01/2035(b)	9,703
17,384	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 7.268%, 5/01/2036(b)	17,990
		27,693
	Independent Energy — 0.5%
330,000	APA Corp., 6.100%, 2/15/2035(a)	328,581
240,000	ConocoPhillips Co., 5.000%, 1/15/2035	237,594
335,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	336,315
200,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	199,112
		1,101,602
Principal Amount	Description	Value (†)
	Integrated Energy — 0.2%
$590,000	Chevron USA, Inc., 4.687%, 4/15/2030	$595,011
	Life Insurance — 4.4%
360,000	American National Global Funding, 5.550%, 1/28/2030(a)	366,630
820,000	Athene Global Funding, 5.380%, 1/07/2030(a)	831,819
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	405,250
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	541,017
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	264,209
460,000	F&G Global Funding, 5.150%, 7/07/2025(a)	460,033
135,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	136,478
695,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	666,330
370,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	372,765
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	154,699
820,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	826,523
625,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	627,413
130,000	New York Life Global Funding, 4.600%, 12/05/2029(a)	130,504
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	459,333
465,000	NLG Global Funding, 5.400%, 1/23/2030(a)	473,516
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	471,380
590,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	593,936
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	487,676
150,000	Protective Life Global Funding, 4.772%, 12/09/2029(a)	150,399
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	387,566
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	653,593
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,606
365,000	RGA Global Funding, 5.250%, 1/09/2030(a)	371,620
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	325,220
		10,448,515
	Lodging — 0.4%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	297,866
130,000	Hyatt Hotels Corp., 5.375%, 12/15/2031	129,487
160,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	160,860
360,000	Marriott International, Inc., 5.550%, 10/15/2028	370,275
		958,488
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	388,717
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	122,991
		511,708
	Metals & Mining — 0.8%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	206,321
835,000	Nucor Corp., 4.650%, 6/01/2030	832,493
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	596,065
355,000	Vale Overseas Ltd., 6.400%, 6/28/2054	350,335
		1,985,214
	Midstream — 0.8%
270,000	Energy Transfer LP, 5.700%, 4/01/2035	271,997
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	464,814
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Midstream — continued
$480,000	Targa Resources Corp., 5.550%, 8/15/2035	$479,332
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	604,214
		1,820,357
	Mortgage Related — 0.7%
197	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	195
1	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	1
4,851	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,712
2,474	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,422
13,870	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,647
25,385	Government National Mortgage Association, 4.160%, 9/20/2066(b)	24,968
88,648	Government National Mortgage Association, 4.357%, 10/20/2066(b)	87,794
17,495	Government National Mortgage Association, 4.366%, 11/20/2066(b)	17,340
788	Government National Mortgage Association, 4.375%, 11/20/2064(b)	778
6,022	Government National Mortgage Association, 4.390%, 6/20/2066(b)	5,981
52,197	Government National Mortgage Association, 4.395%, 10/20/2066(b)	51,672
48,857	Government National Mortgage Association, 4.424%, 11/20/2066(b)	48,344
33,965	Government National Mortgage Association, 4.486%, 8/20/2066(b)	33,726
64,572	Government National Mortgage Association, 4.501%, 9/20/2066(b)	64,107
33,229	Government National Mortgage Association, 4.525%, 10/20/2066(b)	32,986
232,127	Government National Mortgage Association, 4.569%, 7/20/2067(b)	229,947
661,316	Government National Mortgage Association, 4.639%, 4/20/2067(b)	657,146
371,546	Government National Mortgage Association, 4.700%, 1/20/2067(b)	369,433
		1,645,199
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	387,020
155,000	Sempra, 5.400%, 8/01/2026	156,236
		543,256
	Non-Agency Commercial Mortgage-Backed Securities — 8.0%
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	242,411
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	752,850
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	671,337
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	350,255
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,031,519
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.575%, 10/15/2037(a)(b)	659,588
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	754,808
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$131,359	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	$126,369
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	259,184
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	533,020
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	512,485
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.217%, 4/15/2037(a)(b)	360,079
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	395,299
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	487,511
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	356,481
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, 5.665%, 4/15/2042(a)(b)	597,953
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	977,288
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	504,236
355,784	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	334,226
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	515,190
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	102,835
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	725,437
4,902	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	4,886
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	430,009
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	343,127
588,746	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	503,008
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	383,405
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	362,503
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	225,960
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	177,326
124,682	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	123,269
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	252,489
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	531,956
76,069	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	75,883
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	502,361
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	788,544
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	475,185
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.869%, 2/15/2039(a)(b)	$966,603
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	210,288
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	198,228
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	421,435
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	773,654
		19,000,480
	Oil Field Services — 0.2%
395,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	373,830
	Other REITs — 0.1%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	200,300
	Packaging — 0.3%
60,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	59,917
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028(a)	377,035
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	342,598
		779,550
	Pharmaceuticals — 0.6%
230,000	Eli Lilly & Co., 4.750%, 2/12/2030	233,523
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	454,981
640,000	Johnson & Johnson, 4.850%, 3/01/2032	650,261
		1,338,765
	Property & Casualty Insurance — 0.9%
275,000	Allstate Corp., 5.050%, 6/24/2029	279,297
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	438,666
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	410,404
370,000	Essent Group Ltd., 6.250%, 7/01/2029	381,118
150,000	Selective Insurance Group, Inc., 5.900%, 4/15/2035	151,258
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	287,114
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	224,798
		2,172,655
	Railroads — 0.1%
340,000	Union Pacific Corp., 5.100%, 2/20/2035	342,930
	Refining — 0.3%
355,000	Marathon Petroleum Corp., 5.150%, 3/01/2030	357,137
280,000	Phillips 66 Co., 5.250%, 6/15/2031	284,628
		641,765
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	325,988
	Retailers — 0.7%
290,000	AutoNation, Inc., 4.500%, 10/01/2025	289,506
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,758
370,000	Genuine Parts Co., 4.950%, 8/15/2029	371,173
490,000	Target Corp., 5.000%, 4/15/2035	487,860
		1,677,297
	Technology — 2.8%
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	341,669
305,000	Avnet, Inc., 6.250%, 3/15/2028	315,536
565,000	Broadcom, Inc., 5.050%, 7/12/2029	572,848
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	377,516
Principal Amount	Description	Value (†)
	Technology — continued
$715,000	CGI, Inc., 4.950%, 3/14/2030(a)	$715,028
245,000	Dell International LLC/EMC Corp., 4.850%, 2/01/2035	233,710
170,000	Dell International LLC/EMC Corp., 5.000%, 4/01/2030	170,792
315,000	Equifax, Inc., 4.800%, 9/15/2029	315,375
250,000	Equifax, Inc., 5.100%, 6/01/2028	253,265
250,000	Flex Ltd., 6.000%, 1/15/2028	256,947
660,000	International Business Machines Corp., 4.800%, 2/10/2030	664,812
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	249,618
395,000	Micron Technology, Inc., 5.800%, 1/15/2035	404,479
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	375,501
205,000	NetApp, Inc., 5.500%, 3/17/2032	206,583
380,000	Oracle Corp., 5.250%, 2/03/2032	384,901
440,000	PayPal Holdings, Inc., 5.100%, 4/01/2035	437,599
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	319,562
		6,595,741
	Tobacco — 0.5%
625,000	BAT Capital Corp., 5.625%, 8/15/2035	627,459
470,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	480,579
		1,108,038
	Transportation Services — 1.1%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	274,365
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	575,128
650,000	J.B. Hunt Transport Services, Inc., 4.900%, 3/15/2030	654,011
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	174,585
350,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.250%, 2/01/2030(a)	354,263
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	352,182
240,000	Ryder System, Inc., 5.000%, 3/15/2030	241,415
		2,625,949
	Treasuries — 24.3%
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,817,377
5,565,000	U.S. Treasury Notes, 3.625%, 8/31/2029	5,495,220
1,950,000	U.S. Treasury Notes, 4.000%, 7/31/2029	1,955,104
590,000	U.S. Treasury Notes, 4.125%, 1/31/2027	592,005
4,165,000	U.S. Treasury Notes, 4.125%, 10/31/2029	4,195,587
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,061,875
1,170,000	U.S. Treasury Notes, 4.250%, 11/30/2026	1,175,621
1,525,000	U.S. Treasury Notes, 4.250%, 12/31/2026	1,532,863
2,585,000	U.S. Treasury Notes, 4.250%, 6/30/2029	2,616,505
4,695,000	U.S. Treasury Notes, 4.250%, 11/15/2034	4,708,938
1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	1,094,526
6,965,000	U.S. Treasury Notes, 4.625%, 4/30/2029	7,146,471
3,510,000	U.S. Treasury Notes, 4.625%, 2/15/2035	3,626,269
		58,018,361
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	260,992
	Wireless — 0.2%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	267,138
255,000	T-Mobile USA, Inc., 5.125%, 5/15/2032	256,604
		523,742
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Wirelines — 0.5%
$635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	$646,974
625,000	Verizon Communications, Inc., 5.250%, 4/02/2035	626,577
		1,273,551
	Total Bonds and Notes (Identified Cost $235,135,596)	234,993,937

Short-Term Investments — 2.2%
5,271,017	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $5,271,383 on 4/01/2025 collateralized by $5,332,500 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,376,613 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,271,017)	5,271,017
	Total Investments — 100.7% (Identified Cost $240,406,613)	240,264,954
	Other assets less liabilities — (0.7)%	(1,565,233)
	Net Assets — 100.0%	$238,699,721

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $81,407,587 or 34.1% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	46	$4,943,735	$4,975,188	$31,453
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	81	9,213,689	9,244,125	30,436
Total					$61,889
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	24.3%
Banking	13.7
ABS Car Loan	12.7
Non-Agency Commercial Mortgage-Backed Securities	8.0
ABS Other	4.4
Life Insurance	4.4
Automotive	4.3
Finance Companies	3.5
Electric	3.4
Technology	2.8
Other Investments, less than 2% each	17.0
Short-Term Investments	2.2
Total Investments	100.7
Other assets less liabilities (including futures contracts)	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.1% of Net Assets
	ABS Car Loan — 3.0%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,167,301
775,532	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	755,602
202,886	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	202,504
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,960,160
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	623,899
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,580,211
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,276,769
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,740,046
536,320	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	535,329
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	761,088
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,316,777
681,845	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	687,385
		20,607,071
	ABS Home Equity — 0.0%
3,911	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.304%, 3/25/2044(b)(c)	3,612
4,176	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.800%, 8/25/2042(b)(c)	3,914
		7,526
	ABS Other — 0.2%
433,777	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	440,135
170,754	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	165,073
581,236	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	589,055
217,247	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	215,542
310,608	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	310,118
		1,719,923
	ABS Student Loan — 0.7%
921,546	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	885,458
286,657	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	268,217
1,097,638	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	986,919
2,663,529	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,347,067
553,223	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	516,639
		5,004,300
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — 26.4%
$2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	$2,531,406
18,255,907	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,883,563
9,158,489	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.883%, 9/25/2029(b)	9,172,583
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,534,375
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,256,248
7,703,751	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,522,346
1,345,211	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.533%, 1/25/2028(b)	1,337,842
3,482,666	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.533%, 8/25/2028(b)	3,459,693
8,400,592	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.553%, 9/25/2028(b)	8,311,621
831,401	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 4.857%, 10/25/2025(b)	831,018
915,257	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.967%, 10/25/2026(b)	914,727
234,768	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 4.883%, 1/25/2027(b)	234,605
4,945,658	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.167%, 2/25/2027(b)	4,957,604
6,504,808	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.253%, 2/25/2027(b)	6,547,297
16,919,866	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.267%, 3/25/2030(b)	17,022,275
16,919,866	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.353%, 3/25/2030(b)	17,082,048
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,537,352	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.937%, 5/25/2030(b)	$2,538,943
2,341,367	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.933%, 5/25/2030(b)	2,346,460
1,911,202	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.907%, 6/25/2030(b)	1,910,732
1,073,831	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.863%, 6/25/2030(b)	1,072,408
411,737	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.827%, 6/25/2027(b)	411,443
308,803	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.753%, 6/25/2027(b)	308,369
443,059	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.767%, 7/25/2030(b)	442,151
372,732	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.673%, 7/25/2030(b)	369,218
117,565	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.767%, 8/25/2030(b)	117,286
313,400	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.683%, 8/25/2030(b)	311,136
493,347	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.757%, 8/25/2027(b)	492,037
440,545	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.673%, 8/25/2027(b)	438,588
328,573	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.747%, 10/25/2027(b)	328,063
394,500	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.663%, 10/25/2027(b)	392,447
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.603%, 12/25/2030(b)	1,016,715
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$624,815	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	$622,408
5,969,702	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	5,922,607
5,575,025	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,466,382
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,576,700
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,038,255
8,466,503	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.117%, 8/25/2029(b)	8,493,249
1,619,282	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.807%, 4/25/2030(b)	1,613,870
1,780,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.723%, 4/25/2030(b)	1,768,321
3,820,051	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,699,127
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,155,267
608,002	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.927%, 1/25/2027(b)	606,258
61,601	Government National Mortgage Association, Series 2003-72, Class Z, 5.429%, 11/16/2045(b)	61,782
		181,119,473
	Collateralized Mortgage Obligations — 8.1%
25,677	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	24,987
292,747	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	300,387
442,328	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	446,880
170,671	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	176,424
433,968	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.534%, 6/15/2048(b)	398,973
247,567	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.289%, 12/15/2036(b)(c)	248,067
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.563%, 6/15/2043(b)(c)	94,766
196,109	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 5.835%, 10/25/2044(b)(c)	177,201
376,538	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	382,225
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$210,522	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.527%, 7/25/2037(b)(c)	$204,343
411,744	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.496%, 8/25/2038(b)	399,353
864,512	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.904%, 6/25/2042(b)(c)	842,151
1,042,283	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.004%, 6/25/2042(b)	1,032,080
2,412,878	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.964%, 8/25/2042(b)	2,381,660
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,742,455
2,623,206	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.854%, 2/25/2045(b)	2,573,902
3,017,358	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.943%, 6/25/2050(b)	2,918,555
676,240	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.634%, 2/20/2035(b)(c)	667,177
547,213	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.954%, 10/20/2037(b)(c)	541,461
58,495	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.584%, 11/20/2059(b)(c)	57,101
173,334	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.753%, 10/20/2060(b)	172,740
149,646	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 10/20/2060(b)(c)	147,664
97,464	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.803%, 12/20/2060(b)(c)	96,186
5,662	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.023%, 2/20/2061(b)(c)	5,606
1,508,483	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.684%, 9/20/2038(b)	1,506,629
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.873%, 5/20/2062(b)(c)	83
93,493	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.943%, 8/20/2062(b)(c)	92,447
8,265	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.923%, 10/20/2062(b)(c)	7,995
2,384	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.923%, 12/20/2062(b)(c)	2,305
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$196,538	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.773%, 3/20/2063(b)(c)	$193,862
280,428	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.823%, 3/20/2063(b)(c)	276,973
37,698	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.893%, 5/20/2063(b)(c)	37,263
1,680,631	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.940%, 7/20/2064(b)	1,679,124
1,636,646	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.923%, 7/20/2064(b)	1,638,924
734,818	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.910%, 2/20/2065(b)	733,910
3,901	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	3,543
127,360	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.903%, 4/20/2065(b)(c)	125,958
577,851	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	560,755
1,336	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.673%, 4/20/2065(b)(c)	1,289
476,970	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.653%, 5/20/2065(b)	474,824
13,374	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.723%, 7/20/2065(b)(c)	12,849
564	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.123%, 10/20/2065(b)(c)	547
2,290	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.103%, 8/20/2061(b)(c)	2,219
1,626,641	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.343%, 2/20/2066(b)	1,628,714
395,541	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.973%, 9/20/2066(b)(c)	392,457
1,424,506	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.173%, 2/20/2067(b)	1,423,141
2,942,978	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.997%, 6/20/2068(b)	2,945,660
39,391	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.773%, 9/20/2068(b)	39,278
5,734,243	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.843%, 9/20/2068(b)	5,725,385
5,585,234	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,251,893
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$168,188	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.640%, 8/20/2069(b)	$167,781
1,277,299	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.837%, 4/20/2048(b)	1,243,737
2,511,147	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.887%, 5/20/2046(b)	2,359,491
473,537	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.690%, 1/20/2070(b)	470,682
2,461,887	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.023%, 1/20/2070(b)	2,462,752
2,756,711	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.923%, 6/20/2069(b)	2,750,197
3,868,618	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.073%, 4/20/2070(b)	3,876,317
1,112,625	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.823%, 5/20/2070(b)	1,108,906
		55,230,234
	Hybrid ARMs — 2.1%
101,214	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.748%, 6.485%, 4/01/2037(b)	103,143
50,227	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	52,151
306,086	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.512%, 2/01/2036(b)	315,091
221,422	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.540%, 3/01/2036(b)	229,140
498,061	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.264%, 6.730%, 2/01/2036(b)	514,076
127,188	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.755%, 4/01/2037(b)	130,266
60,472	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.773%, 9/01/2038(b)	62,155
196,460	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.771%, 6.853%, 6/01/2037(b)	196,670
49,974	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 6.940%, 3/01/2038(b)	50,512
740,895	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.963%, 3/01/2037(b)	765,847
60,766	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.776%, 7.060%, 11/01/2038(b)	62,002
797,659	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 7.090%, 1/01/2046(b)	827,410
32,923	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 7.091%, 12/01/2037(b)	33,613
51,251	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(b)	52,219
305,524	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 7.268%, 9/01/2041(b)	313,990
90,487	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.918%, 7.297%, 12/01/2034(b)	91,484
165,249	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 7.336%, 9/01/2038(b)	169,590
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$144,116	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 7.345%, 7/01/2033(b)	$146,928
65,827	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 7.409%, 11/01/2038(b)	66,745
378,934	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.765%, 7.481%, 9/01/2035(b)	388,572
11,239	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.210%, 2/01/2037(b)	11,418
26,093	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.315%, 4/01/2037(b)	26,594
247,897	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	255,761
155,143	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.438%, 7/01/2035(b)	159,104
154,956	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.467%, 3/01/2037(b)	158,207
61,662	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.564%, 3/01/2034(b)	63,959
80,033	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.564%, 9/01/2034(b)	82,390
31,222	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.726%, 6.637%, 1/01/2037(b)	31,998
66,888	Federal National Mortgage Association, 1 yr. CMT + 2.195%, 6.641%, 4/01/2034(b)	68,482
158,519	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	162,105
102,305	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	105,306
498,089	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.697%, 4/01/2034(b)	511,931
190,499	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.717%, 6/01/2036(b)	195,580
118,627	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.755%, 5/01/2035(b)	122,274
445,483	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	462,752
91,884	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.670%, 6.877%, 10/01/2033(b)	93,467
452,033	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.547%, 6.910%, 4/01/2037(b)	464,104
407,513	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.706%, 6.913%, 9/01/2037(b)	419,484
637,778	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.933%, 10/01/2041(b)	660,358
495,215	Federal National Mortgage Association, 1 yr. CMT + 2.167%, 6.961%, 12/01/2040(b)	510,737
11,662	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.967%, 7/01/2041(b)	12,004
666,817	Federal National Mortgage Association, 1 yr. CMT + 2.215%, 6.981%, 10/01/2034(b)	691,602
226,091	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.059%, 6.999%, 7/01/2037(b)	231,207
84,924	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.677%, 7.047%, 11/01/2036(b)	86,988
295,121	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 7.065%, 7/01/2035(b)	301,847
31,254	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 7.087%, 4/01/2033(b)	31,856
59,724	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.736%, 7.109%, 11/01/2035(b)	61,441
620,737	Federal National Mortgage Association, 1 yr. CMT + 2.182%, 7.213%, 11/01/2033(b)	639,728
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$61,596	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.239%, 10/01/2033(b)	$63,082
90,903	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 7.241%, 8/01/2036(b)	94,658
54,437	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.493%, 7.242%, 8/01/2035(b)	55,261
7,177	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 7.270%, 9/01/2036(b)	7,352
310,731	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.582%, 7.310%, 9/01/2037(b)	317,068
85,741	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 7.348%, 8/01/2035(b)	88,019
246,415	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 7.395%, 6/01/2037(b)	254,079
104,204	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.412%, 6/01/2033(b)	107,288
141,151	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 7.452%, 8/01/2038(b)	143,176
80,066	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 7.463%, 8/01/2034(b)	81,188
85,762	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 7.530%, 7/01/2038(b)	87,851
43,789	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 7.566%, 8/01/2033(b)	45,164
53,628	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 8.223%, 6/01/2035(b)	55,569
300,305	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.793%, 6.284%, 2/20/2061(b)	305,443
396,237	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.361%, 2/20/2063(b)	400,899
200,518	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.029%, 6.502%, 5/20/2065(b)	203,721
309,137	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.171%, 6.642%, 3/20/2063(b)	315,696
242,825	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.205%, 6.674%, 6/20/2065(b)	249,037
176,037	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.288%, 6.763%, 2/20/2063(b)	178,354
		14,247,193
	Mortgage Related — 0.3%
4,019	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	3,975
77,178	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	74,320
9,037	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,820
80,341	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	83,384
7	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	7
56,203	Federal National Mortgage Association, 3.000%, 3/01/2042	50,968
179,199	Federal National Mortgage Association, 5.000%, 7/01/2037	179,970
210,664	Federal National Mortgage Association, 5.000%, 2/01/2038	212,048
122,253	Federal National Mortgage Association, 5.500%, 3/01/2033	122,727
508	Federal National Mortgage Association, 6.500%, 1/01/2033	529
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,784	Federal National Mortgage Association, 6.500%, 10/01/2033	$1,839
1,625	Federal National Mortgage Association, 6.500%, 10/01/2033	1,644
1,423	Federal National Mortgage Association, 6.500%, 10/01/2033	1,443
1,109	Federal National Mortgage Association, 6.500%, 12/01/2034	1,128
713	Federal National Mortgage Association, 6.500%, 2/01/2036	744
9,316	Federal National Mortgage Association, 6.500%, 11/01/2037	9,809
5,617	Federal National Mortgage Association, 7.500%, 7/01/2031	5,749
7,228	Federal National Mortgage Association, 7.500%, 9/01/2032	7,229
27,945	Government National Mortgage Association, 4.140%, 12/20/2061(b)	27,491
83,310	Government National Mortgage Association, 4.140%, 7/20/2063(b)	82,077
14,602	Government National Mortgage Association, 4.390%, 12/20/2062(b)	14,524
1,028,742	Government National Mortgage Association, 4.430%, 10/20/2065(b)	1,020,351
204,889	Government National Mortgage Association, 4.497%, 2/20/2066(b)	203,081
1,415	Government National Mortgage Association, 4.528%, 8/20/2062(b)	1,400
3,298	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,271
3,288	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,254
1,325	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,313
5,644	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,596
7,458	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,284
4,435	Government National Mortgage Association, 4.700%, 6/20/2063(b)	4,311
43,773	Government National Mortgage Association, 4.700%, 11/20/2063(b)	43,512
1,590	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,575
1,035	Government National Mortgage Association, 4.782%, 4/20/2061(b)	1,029
3,371	Government National Mortgage Association, 6.000%, 12/15/2031	3,541
13,632	Government National Mortgage Association, 6.500%, 5/15/2031	14,169
9,551	Government National Mortgage Association, 7.000%, 10/15/2028	9,695
		2,213,807
	Non-Agency Commercial Mortgage-Backed Securities — 3.6%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,432,022
740,099	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	777,838
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.575%, 10/15/2037(a)(b)	3,892,566
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.845%, 12/15/2038(a)(b)	$1,798,625
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.319%, 5/15/2039(a)(b)	4,655,796
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,706,213
871,171	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	818,386
471,213	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	469,671
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.584%, 10/15/2043(a)(b)	2,442,716
913,163	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	902,811
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.869%, 2/15/2039(a)(b)	3,249,957
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	1,911,869
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	645,885
		24,704,355
	Treasuries — 49.7%
69,360,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,235,850
1,695,000	U.S. Treasury Notes, 3.500%, 9/30/2026	1,683,744
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,629,847
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,224,060
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,494,929
46,790,000	U.S. Treasury Notes, 3.875%, 3/31/2027	46,773,550
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,978,403
14,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	14,461,610
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,402,861
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,600,848
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,781,674
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,893,214
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,917,898
5,110,000	U.S. Treasury Notes, 4.000%, 3/31/2030	5,120,380
2,385,000	U.S. Treasury Notes, 4.125%, 2/28/2027	2,394,037
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,699,052
5,480,000	U.S. Treasury Notes, 4.125%, 10/31/2029	5,520,244
2,180,000	U.S. Treasury Notes, 4.125%, 11/30/2029	2,196,861
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,213,178
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,324,709
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,819,512
9,855,000	U.S. Treasury Notes, 4.375%, 12/31/2029	10,034,007
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,535,162
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,810,369
		340,745,999
	Total Bonds and Notes (Identified Cost $653,998,830)	645,599,881

Short-Term Investments — 5.6%
3,959,545	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $3,959,820 on 4/01/2025 collateralized by $4,015,800 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $4,038,751 including accrued interest (Note 2 of Notes to Financial Statements)	3,959,545
Principal Amount	Description	Value (†)

12,810,000	Federal Home Loan Bank Discount Notes, 4.120%, 4/09/2025(d)	$12,796,485
21,495,000	U.S. Treasury Bills, 4.230%, 4/08/2025(d)	21,477,254
	Total Short-Term Investments (Identified Cost $38,235,137)	38,233,284
	Total Investments — 99.7% (Identified Cost $692,233,967)	683,833,165
	Other assets less liabilities — 0.3%	2,034,141
	Net Assets — 100.0%	$685,867,306

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of
Rule 144A holdings amounted to $46,894,303 or 6.8% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	49.7%
Agency Commercial Mortgage-Backed Securities	26.4
Collateralized Mortgage Obligations	8.1
Non-Agency Commercial Mortgage-Backed Securities	3.6
ABS Car Loan	3.0
Hybrid ARMs	2.1
Other Investments, less than 2% each	1.2
Short-Term Investments	5.6
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,386,253,418	$2,341,290,949	$6,408,095,486
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(427,624,975)	381,977,476	7,512,693,887
Net unrealized appreciation on affiliated investments	—	—	14,867,383
Investments at value	7,958,628,443	2,723,268,425	14,069,504,684
Cash	1,470	2,967,957	—
Due from brokers (Note 2)	—	1,401,974	—
Foreign currency at value (identified cost $0, $7,732,659 and $0, respectively)	—	7,627,963	—
Receivable for Fund shares sold	10,617,614	1,428,577	52,728,416
Receivable for securities sold	282,003,399	—	6,947,900
Receivable for when-issued/delayed delivery securities sold (Note 2)	77,996,137	—	—
Collateral received for delayed delivery securities and forward foreign currency contracts (Notes 2 and 4)	80,000	130,000	—
Dividends and interest receivable	64,760,122	12,396,478	10,582,443
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	523,715	—
Tax reclaims receivable	—	135,714	11,915,152
Receivable for variation margin on futures contracts (Note 2)	—	194,087	—
Prepaid expenses	451	451	451
TOTAL ASSETS	8,394,087,636	2,750,075,341	14,151,679,046
LIABILITIES
Payable for securities purchased	322,282,377	5,517,398	17,704,196
Payable for when-issued/delayed delivery securities purchased (Note 2)	155,869,361	—	—
Unfunded loan commitments (Note 2)	—	54,819	—
Payable for Fund shares redeemed	22,935,183	4,381,687	14,169,039
Payable for variation margin on futures contracts (Note 2)	35,391	—	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,556,813	—
Foreign taxes payable (Note 2)	—	51,088	—
Due to brokers (Note 2)	80,000	130,000	—
Management fees payable (Note 6)	2,174,462	1,775,015	6,099,478
Deferred Trustees’ fees (Note 6)	981,204	432,529	996,700
Administrative fees payable (Note 6)	290,740	103,571	535,401
Payable to distributor (Note 6d)	71,183	43,597	126,426
Audit and tax services fees payable	34,644	35,743	25,819
Other accounts payable and accrued expenses	445,025	230,007	794,873
TOTAL LIABILITIES	505,199,570	14,312,267	40,451,932
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,888,888,066	$2,735,763,074	$14,111,227,114
NET ASSETS CONSIST OF:
Paid-in capital	$9,028,348,999	$2,283,090,526	$6,309,051,828
Accumulated earnings (loss)	(1,139,460,933)	452,672,548	7,802,175,286
NET ASSETS	$7,888,888,066	$2,735,763,074	$14,111,227,114
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$315,659,268	$513,799,173	$1,096,318,506
Shares of beneficial interest	27,612,882	21,633,591	45,911,836
Net asset value and redemption price per share	$11.43	$23.75	$23.88
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.94	$25.20	$25.34
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$20,667,775	$202,055,234	$93,859,987
Shares of beneficial interest	1,805,657	8,918,239	4,810,891
Net asset value and offering price per share	$11.45	$22.66	$19.51
Class N shares:
Net assets	$2,230,702,901	$273,653,993	$804,006,368
Shares of beneficial interest	193,087,778	11,349,282	29,892,627
Net asset value, offering and redemption price per share	$11.55	$24.11	$26.90
Class Y shares:
Net assets	$5,321,858,122	$1,746,254,674	$12,117,042,253
Shares of beneficial interest	460,983,354	72,483,595	452,184,090
Net asset value, offering and redemption price per share	$11.54	$24.09	$26.80

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
March 31, 2025 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$240,406,613	$692,233,967
Net unrealized depreciation on unaffiliated investments	(141,659)	(8,400,802)
Investments at value	240,264,954	683,833,165
Cash	108	—
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	340,053	347,981
Receivable for securities sold	—	22,125,899
Dividends and interest receivable	1,803,306	3,108,625
Tax reclaims receivable	28	—
Receivable for variation margin on futures contracts (Note 2)	3,655	—
Prepaid expenses	451	451
TOTAL ASSETS	243,002,555	709,416,121
LIABILITIES
Payable for securities purchased	3,929,232	21,477,320
Payable for Fund shares redeemed	103,347	408,752
Distributions payable	—	489,269
Management fees payable (Note 6)	29,774	157,340
Deferred Trustees’ fees (Note 6)	155,393	443,728
Administrative fees payable (Note 6)	8,790	25,229
Payable to distributor (Note 6d)	5,929	12,328
Audit and tax services fees payable	34,088	36,434
Other accounts payable and accrued expenses	36,281	498,415
TOTAL LIABILITIES	4,302,834	23,548,815
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$238,699,721	$685,867,306
NET ASSETS CONSIST OF:
Paid-in capital	$272,394,266	$762,857,175
Accumulated loss	(33,694,545)	(76,989,869)
NET ASSETS	$238,699,721	$685,867,306
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,864,293	$169,445,416
Shares of beneficial interest	299,715	15,620,400
Net asset value and redemption price per share	$9.56	$10.85
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.98	$11.10
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$646,955	$5,465,033
Shares of beneficial interest	67,454	505,066
Net asset value and offering price per share	$9.59	$10.82
Class N shares:
Net assets	$32,651,171	$54,138,144
Shares of beneficial interest	3,422,772	4,976,265
Net asset value, offering and redemption price per share	$9.54	$10.88
Class Y shares:
Net assets	$202,537,302	$456,818,713
Shares of beneficial interest	21,204,849	41,978,263
Net asset value, offering and redemption price per share	$9.55	$10.88

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$182,104,824	$23,972,939	$472,357
Dividends	—	8,486,280	42,494,572
Tax reclaims (Note 2i)	—	883,013	—
Less net foreign taxes withheld	(1,964)	(315,644)	(2,053,472)
	182,102,860	33,026,588	40,913,457
Expenses
Management fees (Note 6)	12,369,800	11,015,395	38,514,142
Service and distribution fees (Note 6)	549,310	1,844,855	2,039,630
Administrative fees (Note 6)	1,669,386	639,107	3,322,383
Trustees' fees and expenses (Note 6)	188,726	79,408	308,330
Transfer agent fees and expenses (Notes 6, 7 and 8)	3,048,485	1,287,492	6,993,730
Audit and tax services fees	30,210	32,803	31,745
Custodian fees and expenses	140,910	104,815	179,395
Legal fees	100,495	35,518	208,267
Registration fees	146,134	66,712	160,932
Shareholder reporting expenses (Note 6)	197,323	60,561	356,662
Tax reclaim professional fees (Note 2i)	—	43,161	—
Miscellaneous expenses	130,335	163,908	260,326
Total expenses	18,571,114	15,373,735	52,375,542
Less waiver and/or expense reimbursement (Note 6)	(103,581)	—	(407,051)
Less expense offset (Note 8)	(39,693)	(5,853)	(168,055)
Net expenses	18,427,840	15,367,882	51,800,436
Net investment income (loss)	163,675,020	17,658,706	(10,886,979)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(66,126,455)	94,015,956	436,707,221
Distributions of capital gains received from affiliated investments	—	—	127,247
Futures contracts	(13,322,578)	(1,764,254)	—
Forward foreign currency contracts (Note 2e)	—	(195,446)	—
Foreign currency transactions (Note 2d)	(272,559)	(528,485)	(61,173)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(137,257,022)	(223,888,314)	(486,930,210)
Affiliated investments	—	—	(2,890,254)
Futures contracts	3,407,935	1,044,953	—
Forward foreign currency contracts (Note 2e)	—	31,045	—
Foreign currency translations (Note 2d)	263,794	(138,229)	(23,880)
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(213,306,885)	(131,422,774)	(53,071,049)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,631,865)	$(113,764,068)	$(63,958,028)
See accompanying notes to financial statements.
| 46

Statements of Operations (continued)
For the Six Months Ended March 31, 2025 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,527,034	$14,693,493
Expenses
Management fees (Note 6)	299,967	1,126,100
Service and distribution fees (Note 6)	7,206	240,748
Administrative fees (Note 6)	51,762	152,957
Trustees' fees and expenses (Note 6)	20,201	43,408
Transfer agent fees and expenses (Notes 6, 7 and 8)	83,724	333,460
Audit and tax services fees	29,540	31,881
Custodian fees and expenses	15,151	19,275
Legal fees	2,072	8,413
Registration fees	40,471	59,621
Shareholder reporting expenses (Note 6)	15,458	34,448
Miscellaneous expenses	24,046	28,652
Total expenses	589,598	2,078,963
Less waiver and/or expense reimbursement (Note 6)	(110,984)	(237,599)
Less expense offset (Note 8)	(547)	(18,697)
Net expenses	478,067	1,822,667
Net investment income	5,048,967	12,870,826
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized loss on:
Unaffiliated investments	(318,312)	(517,449)
Futures contracts	(572,931)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,491,183)	(2,722,554)
Futures contracts	65,713	—
Net realized and unrealized loss on Investments and Futures contracts	(3,316,713)	(3,240,003)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,732,254	$9,630,823
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$163,675,020	$305,700,821	$17,658,706	$37,180,447
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(79,721,592)	(40,938,125)	91,527,771	160,789,270
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(133,585,293)	563,819,917	(222,950,545)	535,992,133
Net increase (decrease) in net assets resulting from operations	(49,631,865)	828,582,613	(113,764,068)	733,961,850
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,615,888)	(15,488,385)	(39,320,325)	(19,252,001)
Class C	(339,898)	(866,867)	(14,544,883)	(9,934,162)
Class N	(44,742,230)	(89,495,469)	(20,241,713)	(11,641,729)
Class Y	(106,027,105)	(203,503,847)	(131,474,474)	(71,141,366)
Total distributions	(157,725,121)	(309,354,568)	(205,581,395)	(111,969,258)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	142,197,717	721,810,136	(33,698,471)	(229,498,168)
Net increase (decrease) in net assets	(65,159,269)	1,241,038,181	(353,043,934)	392,494,424
NET ASSETS
Beginning of the period	7,954,047,335	6,713,009,154	3,088,807,008	2,696,312,584
End of the period	$7,888,888,066	$7,954,047,335	$2,735,763,074	$3,088,807,008
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income (loss)	$(10,886,979)	$(15,768,370)	$5,048,967	$12,303,640
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	436,773,295	832,628,749	(891,243)	(882,717)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(489,844,344)	3,521,340,928	(2,425,470)	17,319,773
Net increase (decrease) in net assets resulting from operations	(63,958,028)	4,338,201,307	1,732,254	28,740,696
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,783,360)	(61,797,811)	(56,549)	(166,192)
Class C	(7,577,978)	(6,693,261)	(11,155)	(24,316)
Class N	(47,511,605)	(42,231,293)	(651,115)	(2,419,149)
Class Y	(728,793,454)	(605,668,194)	(4,200,117)	(9,767,575)
Total distributions	(858,666,397)	(716,390,559)	(4,918,936)	(12,377,232)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	150,814,789	461,085,826	(23,458,900)	(96,132,973)
Net increase (decrease) in net assets	(771,809,636)	4,082,896,574	(26,645,582)	(79,769,509)
NET ASSETS
Beginning of the period	14,883,036,750	10,800,140,176	265,345,303	345,114,812
End of the period	$14,111,227,114	$14,883,036,750	$238,699,721	$265,345,303
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31,2025 (Unaudited)	Year Ended September 30,2024
FROM OPERATIONS:
Net investment income	$12,870,826	$28,647,981
Net realized gain (loss) on investments	(517,449)	1,598,722
Net change in unrealized appreciation (depreciation) on investments	(2,722,554)	22,651,361
Net increase in net assets resulting from operations	9,630,823	52,898,064
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,166,943)	(7,913,298)
Class C	(82,716)	(223,666)
Class N	(1,079,086)	(2,090,215)
Class Y	(9,155,612)	(20,081,802)
Total distributions	(13,484,357)	(30,308,981)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(52,478,632)	(30,142,985)
Net decrease in net assets	(56,332,166)	(7,553,902)
NET ASSETS
Beginning of the period	742,199,472	749,753,374
End of the period	$685,867,306	$742,199,472
See accompanying notes to financial statements.
| 50

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.74	$10.93	$11.20	$13.59	$14.08	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.44	0.38	0.26	0.21	0.26
Net realized and unrealized gain (loss)	(0.31)	0.82	(0.25)	(2.30)	(0.13)	0.86
Total from Investment Operations	(0.09)	1.26	0.13	(2.04)	0.08	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.45)	(0.40)	(0.32)	(0.29)	(0.29)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.22)	(0.45)	(0.40)	(0.35)	(0.57)	(0.29)
Net asset value, end of the period	$11.43	$11.74	$10.93	$11.20	$13.59	$14.08
Total return(b)	(0.76)%(c)	11.77%(d)	1.04%(d)	(15.24)%(d)	0.53%	8.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$315,659	$393,898	$376,624	$428,825	$747,497	$617,609
Net expenses	0.74%(e)	0.74%(f)	0.74%(f)	0.73%(f)(g)	0.71%	0.72%(h)
Gross expenses	0.74%(e)	0.75%	0.75%	0.74%	0.71%	0.72%
Net investment income	3.96%(e)	3.89%	3.33%	2.08%	1.51%	1.88%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.75	$10.94	$11.21	$13.60	$14.09	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.36	0.30	0.17	0.10	0.15
Net realized and unrealized gain (loss)	(0.31)	0.82	(0.26)	(2.30)	(0.13)	0.88
Total from Investment Operations	(0.13)	1.18	0.04	(2.13)	(0.03)	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.37)	(0.31)	(0.23)	(0.18)	(0.19)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.17)	(0.37)	(0.31)	(0.26)	(0.46)	(0.19)
Net asset value, end of the period	$11.45	$11.75	$10.94	$11.21	$13.60	$14.09
Total return(b)	(1.05)%(c)	10.91%(d)	0.26%(d)	(15.88)%(d)	(0.24)%	7.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,668	$23,846	$30,402	$48,679	$95,755	$132,590
Net expenses	1.49%(e)	1.49%(f)	1.49%(f)	1.48%(f)(g)	1.46%	1.47%(h)
Gross expenses	1.49%(e)	1.50%	1.50%	1.49%	1.46%	1.47%
Net investment income	3.21%(e)	3.14%	2.57%	1.33%	0.75%	1.13%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.86	$11.04	$11.31	$13.72	$14.21	$13.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.49	0.43	0.31	0.26	0.30
Net realized and unrealized gain (loss)	(0.32)	0.82	(0.26)	(2.32)	(0.14)	0.88
Total from Investment Operations	(0.07)	1.31	0.17	(2.01)	0.12	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.49)	(0.44)	(0.37)	(0.33)	(0.34)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.24)	(0.49)	(0.44)	(0.40)	(0.61)	(0.34)
Net asset value, end of the period	$11.55	$11.86	$11.04	$11.31	$13.72	$14.21
Total return	(0.58)%(b)	12.13%	1.37%	(14.94)%	0.86%	8.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,230,703	$2,144,253	$2,015,457	$1,890,793	$2,563,736	$2,682,487
Net expenses	0.39%(c)	0.39%	0.40%	0.38%(d)	0.38%	0.38%(e)
Gross expenses	0.39%(c)	0.39%	0.40%	0.38%	0.38%	0.38%
Net investment income	4.32%(c)	4.24%	3.69%	2.47%	1.84%	2.21%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.85	$11.03	$11.30	$13.71	$14.20	$13.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.48	0.42	0.30	0.24	0.29
Net realized and unrealized gain (loss)	(0.32)	0.82	(0.26)	(2.32)	(0.13)	0.88
Total from Investment Operations	(0.08)	1.30	0.16	(2.02)	0.11	1.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.48)	(0.43)	(0.36)	(0.32)	(0.33)
Net realized capital gains	—	—	—	(0.03)	(0.28)	—
Total Distributions	(0.23)	(0.48)	(0.43)	(0.39)	(0.60)	(0.33)
Net asset value, end of the period	$11.54	$11.85	$11.03	$11.30	$13.71	$14.20
Total return	(0.63)%(b)(c)	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%	8.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,321,858	$5,392,050	$4,290,526	$3,543,096	$5,442,563	$5,846,057
Net expenses	0.49%(d)(e)	0.49%(d)	0.49%(d)	0.48%(d)(f)	0.46%	0.47%(g)
Gross expenses	0.50%(e)	0.50%	0.50%	0.49%	0.46%	0.47%
Net investment income	4.22%(e)	4.15%	3.60%	2.35%	1.76%	2.11%
Portfolio turnover rate	76%	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.56	$21.45	$19.94	$28.86	$26.23	$23.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13 (b)	0.27	0.23	0.13	0.06	0.10
Net realized and unrealized gain (loss)	(1.15)	5.73	3.31	(6.89)	4.18	3.05
Total from Investment Operations	(1.02)	6.00	3.54	(6.76)	4.24	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.04)	—	—	(0.13)	(0.12)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)	(0.68)
Net asset value, end of the period	$23.75	$26.56	$21.45	$19.94	$28.86	$26.23
Total return(c)	(3.98)%(b)(d)	28.61%	18.67%	(25.59)%	16.73%	13.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$513,799	$593,001	$474,968	$482,031	$737,469	$632,479
Net expenses	1.17%(e)	1.16%	1.17%	1.14%	1.13%	1.15%
Gross expenses	1.17%(e)	1.16%	1.17%	1.14%	1.13%	1.15%
Net investment income	1.06%(b)(e)	1.14%	1.09%	0.52%	0.23%	0.42%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been (4.02)% and the ratio of net investment income to average net assets would have been 1.00%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.30	$20.59	$19.34	$28.26	$25.78	$23.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04 (b)	0.09	0.07	(0.06)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	(1.10)	5.47	3.21	(6.70)	4.10	2.99
Total from Investment Operations	(1.06)	5.56	3.28	(6.76)	3.96	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	—	—	—	—	—
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Net asset value, end of the period	$22.66	$25.30	$20.59	$19.34	$28.26	$25.78
Total return(c)	(4.32)%(b)(d)	27.63%	17.84%	(26.16)%	15.85%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$202,055	$244,927	$256,487	$302,501	$503,073	$483,814
Net expenses	1.92%(e)	1.91%	1.92%	1.89%	1.88%	1.90%
Gross expenses	1.92%(e)	1.91%	1.92%	1.89%	1.88%	1.90%
Net investment income (loss)	0.30%(b)(e)	0.40%	0.33%	(0.23)%	(0.52)%	(0.33)%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.03, total return would have been (4.36)% and the ratio of net investment income to average net assets would have been 0.24%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.98	$21.78	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18 (b)	0.36	0.31	0.22	0.15	0.18
Net realized and unrealized gain (loss)	(1.17)	5.80	3.36	(6.96)	4.21	3.07
Total from Investment Operations	(0.99)	6.16	3.67	(6.74)	4.36	3.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.11)	—	(0.05)	(0.21)	(0.19)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)	(0.75)
Net asset value, end of the period	$24.11	$26.98	$21.78	$20.14	$29.09	$26.42
Total return	(3.82)%(b)(c)	29.01%	19.16%	(25.36)%	17.10%	13.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$273,654	$298,559	$266,298	$243,862	$350,222	$264,338
Net expenses	0.83%(d)	0.82%	0.82%	0.81%	0.81%	0.82%
Gross expenses	0.83%(d)	0.82%	0.82%	0.81%	0.81%	0.82%
Net investment income	1.40%(b)(d)	1.48%	1.43%	0.87%	0.55%	0.76%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been (3.86)% and the ratio of net investment income to average net assets would have been 1.34%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$26.95	$21.75	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17 (b)	0.34	0.29	0.20	0.13	0.16
Net realized and unrealized gain (loss)	(1.18)	5.80	3.35	(6.96)	4.21	3.07
Total from Investment Operations	(1.01)	6.14	3.64	(6.76)	4.34	3.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.09)	—	(0.03)	(0.19)	(0.17)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)	(0.73)
Net asset value, end of the period	$24.09	$26.95	$21.75	$20.14	$29.09	$26.42
Total return	(3.88)%(b)(c)	28.93%	19.00%	(25.41)%	17.02%	13.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,746,255	$1,952,319	$1,698,560	$1,932,913	$3,286,680	$2,660,927
Net expenses	0.92%(d)	0.91%	0.92%	0.89%	0.88%	0.90%
Gross expenses	0.92%(d)	0.91%	0.92%	0.89%	0.88%	0.90%
Net investment income	1.31%(b)(d)	1.39%	1.33%	0.77%	0.48%	0.67%
Portfolio turnover rate	15%	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.16, total return would have been (3.92)% and the ratio of net investment income to average net assets would have been 1.25%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.63	$19.58	$16.45	$23.85	$20.72	$16.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.08)	(0.08)	(0.06)	(0.05)	0.01
Net realized and unrealized gain (loss)	(0.03)	7.53	5.89	(6.10)	4.17	5.14
Total from Investment Operations	(0.08)	7.45	5.81	(6.16)	4.12	5.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.05)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.45)
Net asset value, end of the period	$23.88	$25.63	$19.58	$16.45	$23.85	$20.72
Total return(b)	(0.97)%(c)(d)	39.80%	40.67%	(27.48)%	20.43%	32.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,096,319	$1,158,398	$798,843	$1,164,116	$1,740,523	$1,477,915
Net expenses	0.90%(e)(f)	0.91%	0.92%	0.90%	0.89%	0.90%
Gross expenses	0.91%(e)	0.94%(g)	0.92%	0.90%	0.89%	0.90%
Net investment income (loss)	(0.37)%(e)	(0.35)%	(0.43)%	(0.30)%	(0.22)%	0.04%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.29	$16.60	$14.42	$21.21	$18.66	$14.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.21)	(0.18)	(0.20)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	0.01 (b)	6.30	5.04	(5.35)	3.74	4.64
Total from Investment Operations	(0.11)	6.09	4.86	(5.55)	3.54	4.53
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Net asset value, end of the period	$19.51	$21.29	$16.60	$14.42	$21.21	$18.66
Total return(c)	(1.33)%(d)(e)	38.69%	39.68%	(28.05)%	19.55%	31.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$93,860	$103,945	$78,116	$65,977	$127,003	$128,764
Net expenses	1.65%(f)(g)	1.66%	1.67%	1.65%	1.63%	1.65%
Gross expenses	1.66%(f)	1.66%	1.67%	1.65%	1.63%	1.65%
Net investment loss	(1.12)%(f)	(1.10)%	(1.18)%	(1.05)%	(0.97)%	(0.71)%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$28.63	$21.66	$17.87	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.00)(b)	(0.02)	0.01	0.02	0.07
Net realized and unrealized gain (loss)	(0.06)	8.37	6.49	(6.63)	4.49	5.53
Total from Investment Operations	(0.06)	8.37	6.47	(6.62)	4.51	5.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)	(0.11)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)	(0.51)
Net asset value, end of the period	$26.90	$28.63	$21.66	$17.87	$25.73	$22.26
Total return	(0.80)%(c)	40.25%	41.19%	(27.25)%	20.80%	33.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$804,006	$843,243	$718,311	$663,001	$806,186	$579,571
Net expenses	0.56%(d)(e)	0.57%	0.58%	0.57%	0.56%	0.57%
Gross expenses	0.56%(e)	0.57%	0.58%	0.57%	0.56%	0.57%
Net investment income (loss)	(0.03)%(e)	(0.01)%	(0.08)%	0.04%	0.09%	0.38%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$28.54	$21.61	$17.86	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.02)	(0.03)	(0.01)	0.01	0.05
Net realized and unrealized gain (loss)	(0.05)	8.35	6.46	(6.62)	4.48	5.53
Total from Investment Operations	(0.07)	8.33	6.43	(6.63)	4.49	5.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.03)	(0.09)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)	(0.49)
Net asset value, end of the period	$26.80	$28.54	$21.61	$17.86	$25.73	$22.26
Total return	(0.84)%(b)(c)	40.15%	40.97%	(27.29)%	20.72%	33.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,117,042	$12,777,451	$9,204,871	$7,594,603	$11,094,922	$9,313,775
Net expenses	0.65%(d)(e)	0.66%	0.67%	0.65%	0.64%	0.65%
Gross expenses	0.66%(d)	0.66%	0.67%	0.65%	0.64%	0.65%
Net investment income (loss)	(0.12)%(d)	(0.10)%	(0.17)%	(0.05)%	0.02%	0.27%
Portfolio turnover rate	3%	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes additional voluntary waiver of advisory fee of 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.37	0.29	0.15	0.11	0.19
Net realized and unrealized gain (loss)	(0.11)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.08	0.89	0.23	(1.15)	(0.00)(b)	0.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.38)	(0.30)	(0.15)	(0.12)	(0.20)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.19)	(0.38)	(0.30)	(0.20)	(0.41)	(0.25)
Net asset value, end of the period	$9.56	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(c)(d)	0.82%(e)	9.86%	2.53%	(10.98)%	(0.06)%	7.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,864	$3,089	$7,150	$18,077	$20,942	$19,962
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.75%(g)	0.73%	0.71%	0.68%	0.70%	0.72%
Net investment income	3.97%(g)	3.92%	3.12%	1.49%	1.03%	1.78%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.71	$9.19	$9.27	$10.62	$11.02	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.30	0.24	0.06	0.03	0.11
Net realized and unrealized gain (loss)	(0.12)	0.53	(0.08)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.03	0.83	0.16	(1.23)	(0.08)	0.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.31)	(0.24)	(0.07)	(0.03)	(0.12)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.15)	(0.31)	(0.24)	(0.12)	(0.32)	(0.17)
Net asset value, end of the period	$9.59	$9.71	$9.19	$9.27	$10.62	$11.02
Total return(b)(c)	0.32%(d)	9.17%	1.69%	(11.65)%	(0.76)%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$647	$740	$698	$174	$315	$668
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.50%(f)	1.48%	1.46%	1.43%	1.45%	1.46%
Net investment income	3.21%(f)	3.21%	2.53%	0.60%	0.30%	1.00%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.22	$10.57	$10.98	$10.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.33	0.18	0.14	0.22
Net realized and unrealized gain (loss)	(0.13)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.07	0.92	0.27	(1.12)	0.03	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.41)	(0.33)	(0.18)	(0.15)	(0.23)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.20)	(0.41)	(0.33)	(0.23)	(0.44)	(0.28)
Net asset value, end of the period	$9.54	$9.67	$9.16	$9.22	$10.57	$10.98
Total return(b)	0.77%(c)	10.21%	2.97%	(10.73)%	0.25%	7.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$32,651	$57,190	$55,983	$19,294	$20,094	$3,307
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.42%(e)	0.40%	0.39%	0.37%	0.38%	0.43%
Net investment income	4.17%(e)	4.25%	3.60%	1.80%	1.32%	2.09%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.39	0.32	0.17	0.14	0.21
Net realized and unrealized gain (loss)	(0.12)	0.52	(0.06)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.08	0.91	0.26	(1.12)	0.03	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.40)	(0.33)	(0.18)	(0.15)	(0.22)
Net realized capital gains	—	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.20)	(0.40)	(0.33)	(0.23)	(0.44)	(0.27)
Net asset value, end of the period	$9.55	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(b)	0.85%(c)	10.15%	2.81%	(10.76)%	0.20%	7.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$202,537	$204,326	$281,284	$255,418	$340,326	$293,577
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.50%(e)	0.48%	0.46%	0.44%	0.45%	0.47%
Net investment income	4.22%(e)	4.18%	3.47%	1.70%	1.28%	2.01%
Portfolio turnover rate	72%	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.89	$10.57	$10.65	$11.40	$11.54	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.39	0.32	0.07	0.04	0.11
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.04)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.15	0.74	0.28	(0.65)	(0.07)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.42)	(0.36)	(0.10)	(0.07)	(0.16)
Net asset value, end of the period	$10.85	$10.89	$10.57	$10.65	$11.40	$11.54
Total return(b)	1.45%(c)(d)	7.09%(c)	2.64%(c)	(5.75)%(c)	(0.58)%(c)	3.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$169,445	$190,025	$209,032	$246,532	$287,244	$296,217
Net expenses	0.69%(e)(f)(g)	0.70%(e)(h)	0.69%(e)(h)	0.69%(e)(h)	0.73%(e)(h)(i)	0.78%(j)
Gross expenses	0.77%(f)(g)	0.78%(h)(k)	0.77%(h)	0.72%(h)	0.73%(h)	0.78%
Net investment income	3.45%(f)	3.65%	3.04%	0.65%	0.36%	0.93%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	Includes transfer agent fees and expenses before expense offset.Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.87	$10.54	$10.62	$11.38	$11.54	$11.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14	0.31	0.24	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.04)	(0.71)	(0.11)	0.24
Total from Investment Operations	0.10	0.66	0.20	(0.73)	(0.16)	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.33)	(0.28)	(0.03)	(0.00)(b)	(0.07)
Net asset value, end of the period	$10.82	$10.87	$10.54	$10.62	$11.38	$11.54
Total return(c)	0.97%(d)(e)	6.40%(d)	1.86%(d)	(6.43)%(d)	(1.35)%(d)	2.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,465	$5,900	$8,510	$14,145	$24,922	$19,628
Net expenses	1.45%(f)(g)	1.45%(f)	1.45%(f)	1.45%(f)	1.48%(f)(h)	1.53%(i)
Gross expenses	1.53%(g)	1.52%	1.53%	1.48%	1.49%	1.53%
Net investment income (loss)	2.70%(g)	2.90%	2.24%	(0.16)%	(0.40)%	0.18%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.93	$10.60	$10.68	$11.43	$11.57	$11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.43	0.37	0.11	0.08	0.14
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.06)	(0.73)	(0.11)	0.26
Total from Investment Operations	0.16	0.78	0.31	(0.62)	(0.03)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.45)	(0.39)	(0.13)	(0.11)	(0.20)
Net asset value, end of the period	$10.88	$10.93	$10.60	$10.68	$11.43	$11.57
Total return(b)	1.50%(c)	7.50%	2.94%	(5.45)%	(0.25)%	3.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$54,138	$56,787	$45,716	$19,656	$12,972	$11,035
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.39%	0.40%(f)	0.45%(g)
Gross expenses	0.43%(e)	0.43%	0.43%	0.40%	0.41%	0.46%
Net investment income	3.75%(e)	3.96%	3.44%	1.03%	0.68%	1.20%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.93	$10.60	$10.69	$11.43	$11.57	$11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.42	0.35	0.10	0.07	0.13
Net realized and unrealized gain (loss)	(0.04)	0.35	(0.05)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.16	0.77	0.30	(0.62)	(0.04)	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.44)	(0.39)	(0.12)	(0.10)	(0.19)
Net asset value, end of the period	$10.88	$10.93	$10.60	$10.69	$11.43	$11.57
Total return	1.48%(b)(c)	7.45%(b)	2.79%(b)	(5.42)%(b)	(0.33)%(b)	3.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$456,819	$489,488	$486,496	$491,162	$707,904	$691,616
Net expenses	0.45%(d)(e)	0.45%(d)	0.45%(d)	0.45%(d)	0.48%(d)(f)	0.53%(g)
Gross expenses	0.53%(e)	0.52%	0.53%	0.48%	0.49%	0.53%
Net investment income	3.69%(e)	3.90%	3.30%	0.87%	0.61%	1.11%
Portfolio turnover rate	124%	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 70

Notes to Financial Statements
March 31, 2025 (Unaudited)
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Effective February 1, 2024, Growth Fund's principal investment strategies disclosure was amended to permit the Fund to invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
71 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
| 72

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period.
73 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.
| 74

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, defaulted and/or non-income producing securities, return of capital distributions received, deferred Trustees' fees, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, defaulted and/or non-income producing securities, dividends payable, return of capital distributions received, straddle loss deferral adjustments, trust preferred securities and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$309,354,568	$ —	$309,354,568
Global Allocation Fund	8,998,448	102,970,810	111,969,258
Growth Fund	—	716,390,559	716,390,559
Intermediate Duration Bond Fund	12,377,232	—	12,377,232
Limited Term Government and Agency Fund	30,308,981	—	30,308,981
75 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(235,455,528)	$ —	$ —	$(17,851,111)	$(8,502,664)
Long-term:
No expiration date	(391,365,148)	—	—	(15,017,980)	(57,677,795)
Total capital loss carryforward	$(626,820,676)	$—	$—	$(32,869,091)	$(66,180,459)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(10,469,076)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring net operating losses.

As of March 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,400,020,942	$2,345,685,010	$6,541,943,414	$240,445,609	$692,600,710
Gross tax appreciation	$46,122,106	$481,951,002	$7,913,189,654	$2,172,184	$2,303,438
Gross tax depreciation	(484,461,318)	(104,034,875)	(385,628,384)	(2,290,950)	(11,070,983)
Net tax appreciation (depreciation)	$(438,339,212)	$377,916,127	$7,527,561,270	$(118,766)	$(8,767,545)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
| 76

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
77 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2025, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$4,269,148	$7,535	$4,276,683
Collateralized Mortgage Obligations	—	66,928,059	206,212	67,134,271
All Other Non-Convertible Bonds(a)	—	6,894,945,949	—	6,894,945,949
Total Non-Convertible Bonds	—	6,966,143,156	213,747	6,966,356,903
Municipals(a)	—	7,484,714	—	7,484,714
Total Bonds and Notes	—	6,973,627,870	213,747	6,973,841,617
Collateralized Loan Obligations	—	420,097,715	—	420,097,715
Short-Term Investments	—	564,689,111	—	564,689,111
Total Investments	—	7,958,414,696	213,747	7,958,628,443
Futures Contracts (unrealized appreciation)	3,053,287	—	—	3,053,287
Total	$3,053,287	$7,958,414,696	$213,747	$7,961,681,730

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 78

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$41,998,376	$ —	$ —	$41,998,376
France	—	23,426,673	—	23,426,673
Japan	—	52,574,033	—	52,574,033
Netherlands	—	45,428,738	—	45,428,738
Sweden	—	58,099,496	—	58,099,496
Taiwan	—	56,917,387	—	56,917,387
United Kingdom	—	76,882,347	—	76,882,347
United States	1,407,370,105	27,280,600	—	1,434,650,705
Total Common Stocks	1,449,368,481	340,609,274	—	1,789,977,755
Bonds and Notes(a)	—	881,555,245	—	881,555,245
Senior Loans(a)	—	23,512,866	—	23,512,866
Short-Term Investments	—	28,222,559	—	28,222,559
Total Investments	1,449,368,481	1,273,899,944	—	2,723,268,425
Forward Foreign Currency Contracts (unrealized appreciation)	—	523,715	—	523,715
Futures Contracts (unrealized appreciation)	1,388,925	—	—	1,388,925
Total	$1,450,757,406	$1,274,423,659	$ —	$2,725,181,065

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,556,813)	$ —	$(1,556,813)
Futures Contracts (unrealized depreciation)	(23,115)	—	—	(23,115)
Total	$(23,115)	$(1,556,813)	$ —	$(1,579,928)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,850,289,365	$ —	$ —	$13,850,289,365
Affiliated Exchange-Traded Funds	148,715,311	—	—	148,715,311
Short-Term Investments	—	70,500,008	—	70,500,008
Total Investments	$13,999,004,676	$70,500,008	$—	$14,069,504,684

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
79 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,135	$1,135
Collateralized Mortgage Obligations	—	1,315,533	133	1,315,666
All Other Bonds and Notes(a)	—	233,677,136	—	233,677,136
Total Bonds and Notes	—	234,992,669	1,268	234,993,937
Short-Term Investments	—	5,271,017	—	5,271,017
Total Investments	—	240,263,686	1,268	240,264,954
Futures Contracts (unrealized appreciation)	61,889	—	—	61,889
Total	$61,889	$240,263,686	$1,268	$240,326,843

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,526	$7,526
Collateralized Mortgage Obligations	—	49,667,818	5,562,416	55,230,234
All Other Bonds and Notes(a)	—	590,362,121	—	590,362,121
Total Bonds and Notes	—	640,029,939	5,569,942	645,599,881
Short-Term Investments	—	38,233,284	—	38,233,284
Total Investments	$—	$678,263,223	$5,569,942	$683,833,165

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or March 31, 2025:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$38	$ —	$(998)	$ —	$ —	$7,535	$20
Collateralized Mortgage Obligations	243,532	—	160	641	1,519	(39,640)	—	—	206,212	278
Total	$252,027	$ —	$160	$679	$1,519	$(40,638)	$ —	$ —	$213,747	$298
| 80

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
ABS Residential Mortgage	$1,280	$ —	$ —	$5	$ —	$(150)	$ —	$ —	$1,135	$3
Collateralized Mortgage Obligations	136	—	—	—	—	(3)	—	—	133	1
Total	$1,416	$ —	$ —	$5	$ —	$(153)	$ —	$ —	$1,268	$4

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
ABS Home Equity	$7,981	$ —	$8	$28	$ —	$(491)	$ —	$ —	$7,526	$1
Collateralized Mortgage Obligations	6,299,729	—	4,502	(14,142)	4,038	(898,833)	167,122	—	5,562,416	(18,834)
Total	$6,307,710	$ —	$4,510	$(14,114)	$4,038	$(899,324)	$167,122	$ —	$5,569,942	$(18,833)
A debt security valued at $167,122 was transferred from Level 2 to Level 3 during the period ended March 31, 2025. At September 30, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2025, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities.
81 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2025, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$3,053,287

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(13,322,578)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$3,407,935
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$523,715	$ —	$523,715
Exchange-traded asset derivatives
Interest rate contracts	—	1,388,925	1,388,925
Total asset derivatives	$523,715	$1,388,925	$1,912,640

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,556,813)	$ —	$(1,556,813)
Exchange-traded liability derivatives
Interest rate contracts	—	(23,115)	(23,115)
Total liability derivatives	$(1,556,813)	$(23,115)	$(1,579,928)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

| 82

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,764,254)
Foreign exchange contracts	(195,446)	—
Total	$(195,446)	$(1,764,254)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$1,044,953
Foreign exchange contracts	31,045	—
Total	$31,045	$1,044,953
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$61,889

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(572,931)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$65,713
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2025:
Core Plus Bond Fund	Futures
Average Notional Amount Outstanding	9.80%
Highest Notional Amount Outstanding	13.15%
Lowest Notional Amount Outstanding	9.02%
Notional Amount Outstanding as of March 31, 2025	9.02%
83 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	10.65%	8.92%
Highest Notional Amount Outstanding	12.58%	9.75%
Lowest Notional Amount Outstanding	10.08%	8.27%
Notional Amount Outstanding as of March 31, 2025	10.45%	9.75%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	5.75%
Highest Notional Amount Outstanding	5.96%
Lowest Notional Amount Outstanding	5.43%
Notional Amount Outstanding as of March 31, 2025	5.96%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$260,541	$(260,541)	$ —	$ —	$ —
Deutsche Bank AG	41,556	—	41,556	—	41,556
HSBC Bank USA N.A.	81,566	(81,566)	—	—	—
Morgan Stanley Capital Services LLC	19,053	(19,053)	—	—	—
Royal Bank of Canada	12,596	—	12,596	—	12,596
UBS AG	108,403	—	108,403	(108,403)	—
	$523,715	$(361,160)	$162,555	$(108,403)	$54,152

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(632,647)	$260,541	$(372,106)	$368,277	$(3,829)
HSBC Bank USA N.A.	(233,000)	81,566	(151,434)	151,434	—
Morgan Stanley Capital Services LLC	(691,166)	19,053	(672,113)	672,113	—
	$(1,556,813)	$361,160	$(1,195,653)	$1,191,824	$(3,829)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The
| 84

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$4,949,753,456	$5,237,575,743	$675,968,415	$353,718,638
Global Allocation Fund	62,346,299	86,748,778	382,439,391	585,498,291
Growth Fund	—	—	456,983,771	1,267,028,818
Intermediate Duration Bond Fund	57,670,077	77,913,762	112,310,439	114,234,006
Limited Term Government and Agency Fund	828,081,454	885,879,565	7,291,768	2,895,318
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
85 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$6,184,900	$ —	$ —	$6,184,900	0.16%	0.16%
Global Allocation Fund	11,015,395	—	—	11,015,395	0.74%	0.74%
Growth Fund	38,514,142	—	407,051	38,107,091	0.50%	0.49%
Intermediate Duration Bond Fund	299,967	109,879	—	190,088	0.25%	0.16%
Limited Term Government and Agency Fund	1,126,100	236,196	—	889,904	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$5,343	$392	$ —	$97,846	$103,581
For the six months ended March 31, 2025, the advisory administration fees for Core Plus Bond Fund were $6,184,900 (effective rate of 0.16% of average daily net assets).
No expenses were recovered for any of the Funds during the six months ended March 31, 2025 under the terms of the expense limitation agreements.
| 86

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$437,498	$27,953	$83,859
Global Allocation Fund	704,859	284,999	854,997
Growth Fund	1,514,543	131,272	393,815
Intermediate Duration Bond Fund	3,581	906	2,719
Limited Term Government and Agency Fund	211,934	7,204	21,610
For the six months ended March 31, 2025, Natixis Distribution refunded Limited Term Government and Agency Fund $6,527 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,669,386
Global Allocation Fund	639,107
Growth Fund	3,322,383
Intermediate Duration Bond Fund	51,762
Limited Term Government and Agency Fund	152,957
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to
87 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,878,222
Global Allocation Fund	1,238,624
Growth Fund	6,512,497
Intermediate Duration Bond Fund	77,090
Limited Term Government and Agency Fund	229,626
As of March 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$71,183
Global Allocation Fund	43,597
Growth Fund	126,426
Intermediate Duration Bond Fund	5,929
Limited Term Government and Agency Fund	12,328
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2025 were as follows:
Fund	Commissions
Core Plus Bond Fund	$7,950
Global Allocation Fund	7,009
Growth Fund	52,074
Intermediate Duration Bond Fund	33
Limited Term Government and Agency Fund	2,867
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
| 88

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of March 31, 2025, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Core Plus Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.77%
Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.82%
Loomis Sayles Funded Pension Plan and Trust	0.09%
0.91%
Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.51%
Loomis Sayles Distribution and Trust	1.34%
Natixis Target Retirement 2015 Fund	0.07%
Natixis Target Retirement 2020 Fund	0.07%
Natixis Target Retirement 2025 Fund	0.12%
Natixis Target Retirement 2030 Fund	0.17%
Natixis Target Retirement 2035 Fund	0.15%
Natixis Target Retirement 2040 Fund	0.13%
Natixis Target Retirement 2045 Fund	0.08%
2.64%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,105
Limited Term Government and Agency Fund	1,403
i. Payment by Affiliates. For the six months ended March 31, 2025, Natixis reimbursed Core Plus Bond Fund $188, Global Allocation Fund $7,860, Growth Fund $188 and Limited Term Government and Agency Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
89 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
j. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2025, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2025	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$151,605,565	$ —	$ —	$ —	$(2,890,254)	$148,715,311	4,284,398	$127,247

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$187,391	$11,967	$19,866	$2,789,568
Global Allocation Fund	269,580	108,975	3,625	899,459
Growth Fund	568,691	49,305	8,562	6,199,117
Intermediate Duration Bond Fund	1,155	292	1,105	80,625
Limited Term Government and Agency Fund	83,735	2,759	1,403	226,866
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2025, Global Allocation Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $16,950,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $10,227.
For the six months ended March 31, 2025, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $54,500,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $8,599.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
| 90

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	10.58%
Intermediate Duration Bond Fund	3	29.08%
Limited Term Government and Agency Fund	1	9.49%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,042,287	$45,942,495	8,896,197	$100,999,451
Issued in connection with the reinvestment of distributions	404,807	4,599,964	935,231	10,603,418
Redeemed	(10,388,637)	(117,319,188)	(10,739,004)	(121,688,504)
Net change	(5,941,543)	$(66,776,729)	(907,576)	$(10,085,635)
Class C
Issued from the sale of shares	177,194	$2,029,872	386,000	$4,374,416
Issued in connection with the reinvestment of distributions	26,543	302,010	67,150	761,463
Redeemed	(427,012)	(4,860,370)	(1,203,189)	(13,621,891)
Net change	(223,275)	$(2,528,488)	(750,039)	$(8,486,012)
Class N
Issued from the sale of shares	33,975,593	$389,157,823	61,252,701	$705,632,232
Issued in connection with the reinvestment of distributions	3,599,392	41,322,897	7,320,952	83,867,294
Redeemed	(25,264,127)	(289,961,089)	(70,396,497)	(806,515,643)
Net change	12,310,858	$140,519,631	(1,822,844)	$(17,016,117)
Class Y
Issued from the sale of shares	77,445,202	$889,502,039	168,527,582	$1,928,461,770
Issued in connection with the reinvestment of distributions	7,579,472	86,967,654	14,644,789	167,721,063
Redeemed	(78,957,178)	(905,486,390)	(117,231,012)	(1,338,784,933)
Net change	6,067,496	$70,983,303	65,941,359	$757,397,900
Increase from capital share transactions	12,213,536	$142,197,717	62,460,900	$721,810,136
91 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,894,609	$47,570,243	3,769,034	$90,310,697
Issued in connection with the reinvestment of distributions	1,078,018	26,120,387	568,298	13,014,029
Redeemed	(3,666,922)	(91,754,665)	(4,150,610)	(98,953,766)
Net change	(694,295)	$(18,064,035)	186,722	$4,370,960
Class C
Issued from the sale of shares	256,671	$6,179,373	625,294	$14,500,478
Issued in connection with the reinvestment of distributions	563,926	13,066,172	385,461	8,457,002
Redeemed	(1,583,517)	(38,166,322)	(3,786,277)	(86,658,652)
Net change	(762,920)	$(18,920,777)	(2,775,522)	$(63,701,172)
Class N
Issued from the sale of shares	897,992	$22,819,548	1,550,741	$37,188,325
Issued in connection with the reinvestment of distributions	669,722	16,461,753	412,093	9,560,563
Redeemed	(1,284,485)	(32,914,971)	(3,125,624)	(76,645,189)
Net change	283,229	$6,366,330	(1,162,790)	$(29,896,301)
Class Y
Issued from the sale of shares	4,665,119	$118,841,667	9,672,545	$232,890,606
Issued in connection with the reinvestment of distributions	4,424,867	108,718,992	2,491,406	57,775,714
Redeemed	(9,059,638)	(230,640,648)	(17,804,379)	(430,937,975)
Net change	30,348	$(3,079,989)	(5,640,428)	$(140,271,655)
Decrease from capital share transactions	(1,143,638)	$(33,698,471)	(9,392,018)	$(229,498,168)
| 92

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,024,160	$107,151,125	13,398,629	$286,482,973
Issued in connection with the reinvestment of distributions	1,790,121	47,706,737	1,793,483	36,891,954
Redeemed	(5,102,154)	(133,965,627)	(10,791,043)	(241,033,217)
Net change	712,127	$20,892,235	4,401,069	$82,341,710
Class C
Issued from the sale of shares	692,891	$15,164,235	1,789,111	$32,977,890
Issued in connection with the reinvestment of distributions	255,314	5,570,943	283,961	4,881,292
Redeemed	(1,018,888)	(22,294,729)	(1,898,440)	(35,659,087)
Net change	(70,683)	$(1,559,551)	174,632	$2,200,095
Class N
Issued from the sale of shares	4,619,432	$137,884,899	8,709,843	$217,640,640
Issued in connection with the reinvestment of distributions	968,471	29,044,455	1,035,470	23,732,974
Redeemed	(5,150,198)	(154,863,198)	(13,460,136)	(326,380,825)
Net change	437,705	$12,066,156	(3,714,823)	$(85,007,211)
Class Y
Issued from the sale of shares	57,162,054	$1,691,623,149	119,507,577	$2,958,476,463
Issued in connection with the reinvestment of distributions	19,632,459	586,814,190	21,411,762	489,686,993
Redeemed	(72,309,916)	(2,159,021,390)	(119,148,322)	(2,986,612,224)
Net change	4,484,597	$119,415,949	21,771,017	$461,551,232
Increase from capital share transactions	5,563,746	$150,814,789	22,631,895	$461,085,826
93 |

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	22,985	$219,437	37,428	$350,424
Issued in connection with the reinvestment of distributions	3,471	32,995	11,025	103,176
Redeemed	(46,031)	(435,992)	(509,476)	(4,797,131)
Net change	(19,575)	$(183,560)	(461,023)	$(4,343,531)
Class C
Issued from the sale of shares	—	$ —	38,295	$366,440
Issued in connection with the reinvestment of distributions	1,169	11,155	2,574	24,316
Redeemed	(9,971)	(95,676)	(40,583)	(389,907)
Net change	(8,802)	$(84,521)	286	$849
Class N
Issued from the sale of shares	3,438,009	$33,025,725	429,618	$4,038,837
Issued in connection with the reinvestment of distributions	68,618	651,115	257,436	2,419,149
Redeemed	(5,999,143)	(57,581,081)	(886,737)	(8,304,185)
Net change	(2,492,516)	$(23,904,241)	(199,683)	$(1,846,199)
Class Y
Issued from the sale of shares	1,326,078	$12,585,487	2,743,485	$25,828,178
Issued in connection with the reinvestment of distributions	441,099	4,190,024	1,037,979	9,746,189
Redeemed	(1,691,233)	(16,062,089)	(13,366,582)	(125,518,459)
Net change	75,944	$713,422	(9,585,118)	$(89,944,092)
Decrease from capital share transactions	(2,444,949)	$(23,458,900)	(10,245,538)	$(96,132,973)
| 94

Notes to Financial Statements (continued)
March 31, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,113,119	$11,986,936	2,761,835	$29,525,169
Issued in connection with the reinvestment of distributions	270,675	2,919,966	637,292	6,830,733
Redeemed	(3,206,579)	(34,510,187)	(5,734,764)	(61,428,874)
Net change	(1,822,785)	$(19,603,285)	(2,335,637)	$(25,072,972)
Class C
Issued from the sale of shares	55,084	$591,091	189,942	$2,029,979
Issued in connection with the reinvestment of distributions	6,883	74,077	17,623	188,304
Redeemed	(99,822)	(1,071,918)	(471,874)	(5,029,451)
Net change	(37,855)	$(406,750)	(264,309)	$(2,811,168)
Class N
Issued from the sale of shares	1,456,851	$15,716,054	1,631,653	$17,552,150
Issued in connection with the reinvestment of distributions	99,714	1,078,696	194,303	2,090,085
Redeemed	(1,778,014)	(19,155,775)	(941,379)	(10,116,770)
Net change	(221,449)	$(2,361,025)	884,577	$9,525,465
Class Y
Issued from the sale of shares	7,586,363	$82,126,838	19,625,748	$210,811,941
Issued in connection with the reinvestment of distributions	574,844	6,221,245	1,262,732	13,578,395
Redeemed	(10,973,446)	(118,455,655)	(21,985,119)	(236,174,646)
Net change	(2,812,239)	$(30,107,572)	(1,096,639)	$(11,784,310)
Decrease from capital share transactions	(4,894,328)	$(52,478,632)	(2,812,008)	$(30,142,985)
95 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/26
LSIF58SA-0325
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2025